As filed with the Securities and Exchange Commission on February 27, 2009

1933 Act File No. 002-98634
1940 Act File No. 811-04338

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 35	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 36	[ X ]
(Check appropriate box or boxes.)

EAGLE CAPITAL APPRECIATION FUND
(Exact name of Registrant as Specified in Charter)
880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on March 1, 2009 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EAGLE CAPITAL APPRECIATION FUND

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Combined Prospectus for Class A and Class C shares of Capital Appreciation Fund, Growth & Income Fund, International Equity Fund, Large Cap Core Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Small Cap Growth Fund and Small Cap Core Value Fund

Combined Prospectus for Institutional Class - I shares of Capital Appreciation Fund, Growth & Income Fund, International Equity Fund, Large Cap Core Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Small Cap Growth Fund and Small Cap Core Value Fund

Combined Prospectus for Retirement Class – R-3 and R-5 shares of Capital Appreciation Fund, Growth & Income Fund, International Equity Fund, Large Cap Core Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Small Cap Growth Fund and Small Cap Core Value Fund

Combined Statement of Additional Information for Capital Appreciation Fund, Growth & Income Fund, International Equity Fund, Large Cap Core Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Small Cap Growth Fund and Small Cap Core Value Fund

Part C of Form N-1A

Signature Page

Exhibits

Prospectus

March 1, 2009

Capital Appreciation Fund

Growth & Income Fund

International Equity Fund

Large Cap Core Fund

Mid Cap Growth Fund

Mid Cap Stock Fund

Small Cap Growth Fund

Small Cap Core Value Fund

Class A and C shares

Privacy Notice

Eagle Family of Funds

These securities have not been approved or disapproved by the Securities and Exchange Commission (“Commission”), nor has the Commission passed upon the accuracy or adequacy of the funds’ prospectus. Any representation to the contrary is a criminal offense.

EAGLE MUTUAL FUNDS

Eagle Mutual Funds

CAPITAL APPRECIATION FUND	03.01.2009

Investment objective  I  The Eagle Capital Appreciation Fund (“Capital Appreciation Fund” or the “fund”) seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  During normal market conditions, the Capital Appreciation Fund seeks to achieve its objective by investing at least 65% of its total assets in common stocks selected for their potential to achieve capital appreciation over the long-term.

The fund’s portfolio management team uses a “bottom-up” method of analysis based on in-depth, fundamental research to determine which stocks to purchase for the fund. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The portfolio management team purchases stock of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase such stocks that appear to be undervalued in relation to the company’s long-term growth fundamentals. The portfolio management team invests in the stocks of companies of any size without regard to market capitalization.

The fund will invest primarily in common stocks of companies that the portfolio management team believes have established positions in their industries and the potential for favorable long-term returns. The true worth of the companies’ stocks, however, may not be recognized by the market or the stocks may be currently out of favor with investors. Although the fund is diversified, it normally will hold a core portfolio of stocks of fewer companies than many other diversified funds. The fund will sell securities when they no longer meet the portfolio management team’s investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds;

•	Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each of the past 10 calendar years. The table that follows compares the fund’s returns for various periods with market benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Eagle Mutual Funds

CAPITAL APPRECIATION FUND	03.01.2009

During 10 year period (Class A shares):	Return	Quarter ended
Best Quarter	27.36%	December 31, 1999
Worst Quarter	(33.06)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	5-Years	10-Years
Class A (Inception 12/12/85)
Before Taxes	(48.21)%	(4.97)%	(1.32)%
After Taxes on Distributions	(48.21)%	(5.51)%	(2.09)%
After Taxes on Distributions and Sale of Fund Shares	(40.98)%	(4.04)%	(1.17)%
Class C (Inception 04/03/95)
Before Taxes	(46.03)%	(4.79)%	(1.56)%
Indices (reflects no deduction of taxes, fees, expenses)
Russell 1000® Growth Index(a)	(38.44)%	(3.42)%	(4.27)%

(a) The Russell 1000® Growth Index measures performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values and is representative of U.S. securities exhibiting growth characteristics. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C will vary.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None(a)	1%
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class A	Class C
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(b)	0.25%	1.00%
Other Expenses	0.52%	0.53%
Total Annual Fund Operating Expenses(c)	1.37%	2.13%
Fee Reduction	(0.01)%	0.00%
Net Expenses	1.36%	2.13%

(a) If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale. (b) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of up to 0.50% of average daily assets on Class A shares. The fund’s Board of Trustees has approved a current fee of 0.25% on Class A shares. (c) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class A annual operating expenses exceed 1.40% of the class’ average daily net assets and Class C annual operating expenses exceed 2.20% of that class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years and any additional periods, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. For Class C shares, the example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
A shares	$607	$887	$1,188	$2,042
C shares	$216	$667	$1,144	$2,462

Portfolio Managers  I  Steven M. Barry and David G. Shell are Chief Investment Officers and Senior Portfolio Managers of Goldman Sachs Asset Management, L.P., and are responsible for the day-to-day management of the fund.

Eagle Mutual Funds

GROWTH & INCOME FUND	03.01.2009

Investment objective  I  The Eagle Growth & Income Fund (“Growth & Income Fund” or the “fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  The fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. Equity investments in the portfolio normally will be weighted in favor of companies that pay dividends. The fund may also own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the fund’s investment subadviser, Thornburg Investment Management, Inc., offer prospects for meeting the fund’s investment goals.

The fund’s portfolio managers adhere to a relative value investment style, employing a “bottom-up” investment process that seeks to acquire promising companies with sound business fundamentals at a time when they believe intrinsic value is not fully recognized by the marketplace. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The portfolio managers’ philosophy defines value in three categories:

•	Basic Value — stocks of financially sound companies with well established businesses that are selling at low valuations relative to the company’s net assets or potential earning power;

•	Consistent Earners — companies that exhibit blue chip characteristics, with steady earnings and dividend growth that are selling at attractive valuations and are priced below historical norms; and

•	Emerging Franchises — value-priced companies in the process of establishing a leading position in a product, service or market that is expected to grow at an above average rate.

The fund generally invests in mid- and large-capitalization companies that are diversified across different industries and sectors. The fund’s portfolio managers consider mid- and large-capitalization companies, collectively, to be those companies that, at the time of initial purchase, have market capitalizations greater than $500 million. The fund may invest up to 30% of its net assets in foreign securities.

Equity securities typically include common stocks including foreign stock, convertible securities, preferred stocks, and real estate investment trusts (“REITs”). The fund may also invest in corporate bonds and government securities, including securities issued by U.S. government-sponsored enterprises, which are not backed by the full faith and credit of the U.S. government and are not guaranteed or insured by the U.S. government. The securities in which the fund may invest may be rated below investment grade by Moody’s Investors Service, Inc. or Standard & Poor’s or, if unrated, deemed to be of comparable quality.

The fund may write covered call options (not to exceed 10% of its total assets) on common stocks in its portfolio or on common stocks into which securities held by it are convertible to earn additional income or buy call options to close out call options it has written. The fund may purchase debt securities of any maturity. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Covered call option risk arises due to potential changes in the value of the stock on which the option is written;

•	Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

•	Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•

Government Sponsored Enterprises (“GSE”) (which are obligations issued by agencies and instrumentalities of the U.S. Government) risk is due to investments in GSEs have variations in the level of support they receive from the U.S. Government;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

Eagle Mutual Funds

GROWTH & INCOME FUND	03.01.2009

•	High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•

Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

•	Market timing risk arises because a fund’s value may be affected by market timing, especially in high-yield and foreign securities;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each of the past 10 calendar years. The table that follows compares the fund’s returns for various periods with market benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class A shares):	Return	Quarter ended
Best Quarter	19.00%	September 30, 2003
Worst Quarter	(14.03)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	5-Years	10-Years
Class A (Inception 12/15/86)
Before Taxes	(38.74)%	0.68%	0.47%
After Taxes on Distributions	(39.38)%	(0.83)%	(0.88)%
After Taxes on Distributions and Sale of Fund Shares	(33.23)%	.026%	(0.01)%
Class C (Inception 04/03/95)
Before Taxes	(36.22)%	0.89%	0.19%
Index (reflects no deduction of taxes, fees, expenses)
S&P 500 Index(a)	(37.00)%	(2.19)%	(1.38)%

(a) The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C will vary.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Growth & Income Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Eagle Mutual Funds

GROWTH & INCOME FUND	03.01.2009

Shareholder fees (fees paid directly from your investment):
	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None(a)	1%
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class A	Class C
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(b)	0.25%	1.00%
Other Expenses(c)	0.78%	0.78%
Total Annual Fund Operating Expenses(d)	1.63%	2.38%
Fee Reduction	(0.25)%	(0.20)%
Net Expenses	1.38%	2.18%

(a) If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale. (b) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.50% of average daily assets on Class A shares. The fund’s Board of Trustees has approved a current fee of 0.25% on Class A shares. (c) Includes acquired fund fees and expenses, which are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds. (d) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class A annual operating expenses exceed 1.40% of the class’ average daily net assets and Class C annual operating expenses exceed 2.20% of that class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years and any additional periods if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Growth & Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
A shares	$609	$942	$1,297	$2,296
C shares	$221	$723	$1,252	$2,701

Portfolio Managers  I  William Fries, CFA, Managing Director, and Cliff Remily, CFA, of Thornburg Investment Management, Inc., are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund’s investment portfolio.

Eagle Mutual Funds

INTERNATIONAL EQUITY FUND	03.01.2009

Investment objective  I  The Eagle International Equity Fund (“International Equity Fund” or the “fund”) seeks capital appreciation principally through investment in a portfolio of international equity securities. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  The International Equity Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. This policy will not be changed without 60 calendar days advance notice to shareholders. The fund will invest primarily in equity securities of foreign issuers and depository receipts representing the securities of foreign issuers.

The fund invests primarily in equity securities of foreign companies that the portfolio managers believe have the potential to capitalize on worldwide growth trends and global changes. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, securities convertible into common or preferred stock and depository receipts. The fund also may invest in exchange-traded index funds based on foreign indices. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

The fund may invest in securities traded on any securities market in the world. When allocating the fund’s assets among various securities markets of the world, the portfolio managers consider such factors as the condition and growth potential of the economies and securities markets, currency and taxation considerations, and financial, social, national and political factors. The portfolio managers also consider market regulations and liquidity of the market.

The fund normally invests at least 50% of its investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE®”). MSCI EAFE® is an unmanaged index representative of the market structure of approximately 20 countries from the stock markets of Europe, Australasia and the Far East. The fund may also invest up to 35% of its assets in emerging markets, which are those countries whose markets are not yet highly developed, such as those included in the Morgan Stanley Capital International All Country World Index ex-US (“MSCI ACWI ex-US®”). The fund can invest in foreign currency and purchase and sell forward foreign currency contracts and futures contracts to improve its returns or protect its assets. When deemed appropriate by the portfolio managers, the fund may from time to time seek to reduce foreign currency risk by hedging some or all of the fund's foreign currency exposure back into the U.S. dollar.

The fund’s portfolio managers use a “bottom-up” sector and stock-specific approach within the developed markets (Europe, Canada, Australia). A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. Within the emerging markets, a “top-down”, macro-economic driven process is adopted. A top-down method of analysis emphasizes the significance of economic and market cycles. Finally, when considering investments in Japanese companies, a hybrid approach (both bottom-up and top-down) is most effective.

Generally, the fund will invest in companies with a market cap of greater than $2.5 billion. It may invest in companies whose earnings are believed to be in a relatively strong growth trend or in companies in which significant further growth is not anticipated, but whose market value per share is thought to be undervalued. The fund also can invest a portion of its assets in investment-grade fixed income securities when equity securities appear to be overvalued. Investing in fixed income securities affords the fund the opportunity for capital growth, as in periods of declining interest rates. The fund may also invest up to 10% of its assets in debt securities of U.S. and foreign issuers, including high-risk, high-yield non-investment grade bonds (“junk bonds”) and emerging market debt securities.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

Eagle Mutual Funds

INTERNATIONAL EQUITY FUND	03.01.2009

•	Derivative risk is the risk that the strategy used in purchasing futures contracts, forward foreign currency contract and options on futures may not succeed;

•

Emerging markets risk arises because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed markets. Additionally, risk arises because investing in emerging markets has greater social, political and economic uncertainty, dependence on foreign aid and a limited number of buyers;

•	Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•

Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

•

Investing in other investment companies and exchange- traded funds (“ETFs”) carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations.

•	Market timing risk arises because a fund’s value may be affected by market timing, especially in high-yield, small-cap and foreign securities;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each of the past 10 calendar years. The table that follows compares the fund’s returns for various periods with market benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class A shares):	Return	Quarter ended
Best Quarter	25.39%	December 31, 1999
Worst Quarter	(20.73)%	September 30, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	5-Years	10-Years
Class A (Inception 12/27/95)
Before Taxes	(46.48)%	2.81%	0.04%
After Taxes on Distributions	(47.25)%	1.48%	(1.11)%
After Taxes on Distributions and Sale of Fund Shares	(39.96)%	2.31%	(0.15)%
Class C (Inception 12/27/95)
Before Taxes	(44.25)%	3.03%	(0.22)%
Index (reflects no deduction of taxes, fees, expenses)
MSCI ACWI-ex US®(a)	(45.53)%	2.56%	1.90%

(a) The MSCI ACWI-ex US® is a free float- adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. As of December 31, 2008, the MSCI ACWI-ex U.S. consisted of 45 developed and emerging market country indices. Its returns do not include the net effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

Eagle Mutual Funds

INTERNATIONAL EQUITY FUND	03.01.2009

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class C will vary.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None(a)	1%
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class A	Class C
Investment Advisory Fees	0.81%	0.81%
Distribution and Service (12b-1) Fees(b)	0.25%	1.00%
Other Expenses	0.79%	0.80%
Acquired Fund Fees and Expenses(c)	0.03%	0.03%
Total Annual Fund Operating Expenses(d)	1.88%	2.64%
Fee Reduction	(0.14)%	(0.12)%
Net Expenses	1.74%	2.52%

(a) If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale. (b) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.35% of average daily assets on Class A shares. The fund’s Board of Trustees has approved a current fee of 0.25% on Class A shares. (c) Acquired Fund Fees and Expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds. (d) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class A annual operating expenses exceed 1.75% of the class’ average daily net assets and to the extent that the Class C annual operating expenses each exceed 2.55% of that class’ average daily net assets through February 28, 2010. This expense limitation exclude interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
A shares	$643	$1,025	$1,430	$2,561
C shares	$255	$809	$1,389	$2,965

Portfolio Managers  I  Richard C. Pell, Chief Executive Officer and Chief Investment Officer of Artio Global Management LLC and Rudolph-Riad Younes, CFA, Head of Global Equities at Artio Global Management LLC and are responsible for the day-to-day management of the fund.

Eagle Mutual Funds

LARGE CAP CORE FUND	03.01.2009

Investment objective  I  The Eagle Large Cap Core Fund (“Large Cap Core Fund” or the “fund”), formerly known as the Core Equity Fund, seeks long-term growth through capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  Under normal market conditions, the Large Cap Core Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large-cap companies. This policy will not be changed without 60 calendar days advance notice to shareholders. The fund seeks to invest in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $3 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate- and long-term. The fund may also invest in preferred stocks and convertible securities that the portfolio managers believe may permit the fund to achieve its investment objective.

The fund invests in established companies that the portfolio managers determine are undervalued relative to their earnings growth prospects. The portfolio managers’ strategy combines a “bottom-up” research process with a relative-valuation discipline in purchasing stocks. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. In general, the fund’s portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index. Although the fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. The fund will sell securities when they no longer meet the portfolio management team’s investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. If the portfolio managers invoke this strategy, the fund’s ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each calendar year since inception. The table that follows compares the fund’s returns for various periods with market benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Since the fund’s inception (Class A shares):	Return	Quarter ended
Best Quarter	7.77%	September 30, 2006
Worst Quarter	(24.28)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

Eagle Mutual Funds

LARGE CAP CORE FUND	03.01.2009

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	Lifetime
Class A (Inception 05/02/05)
Before Taxes	(42.12)%	(9.61)%
After Taxes on Distributions	(42.38)%	(10.09)%
After Taxes on Distributions and Sale of Fund Shares	(35.95)%	(8.06)%
Class C (Inception 05/02/05)
Before Taxes	(39.77)%	(9.14)%
Index (reflects no deduction of taxes, fees, expenses)
	1-Year	Lifetime(a)
S&P 500 Index(b)	(37.00)%	(4.73)%

(a) Results for the index shown are measured from the inception date of the fund shares. (b) The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C will vary.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Large Cap Core Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None(a)	1%
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class A	Class C
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(b)	0.25%	1.00%
Other Expenses	0.63%	0.75%
Total Annual Fund Operating Expenses(c)	1.48%	2.35%
Fee Reduction	(0.10)%	(0.17)%
Net Expenses	1.38%	2.18%

(a) If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale. (b) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.35% of average daily assets on Class A shares. The fund’s Board of Trustees has approved a current fee of 0.25% on Class A shares. (c) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class A annual operating expenses exceed 1.40% of the class’ average daily net assets and Class C annual operating expenses exceed 2.20% of that class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Large Cap Core Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
A shares	$609	$911	$1,236	$2,151
C shares	$221	$717	$1,240	$2,673

Portfolio Managers  I  Richard Skeppstrom, E. Craig Dauer, CFA, John G. Jordan III, CFA and Robert Marshall are responsible for the day-to-day management of the Fund. Mr. Skeppstrom is a Managing Director and Messrs. Dauer, Jordan and Marshall are Co-Portfolio Managers of Eagle.

Eagle Mutual Funds

MID CAP GROWTH FUND	03.01.2009

Investment objective  I  The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund” or the “fund”), formerly known as the Diversified Growth Fund, seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  Under normal market conditions, the Mid Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of mid-cap companies. This policy will not be changed without 60 calendar days advance notice to shareholders. The fund’s portfolio manager considers mid-cap companies to be those companies that, at the time of initial purchase, have market capitalizations that fall within the range of companies included in the Russell Midcap® Growth Index during the most recent 12-month period. The Russell Midcap® Growth Index ranged from approximately $17 million to $55.87 billion during the 12-month period ended December 31, 2008. The Russell Midcap® Growth Index is an unmanaged index of companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values.

The portfolio manager uses a “bottom-up” method of analysis based on fundamental research to determine which common stocks to purchase for the fund. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The portfolio manager attempts to purchase stocks that have the potential for above-average earnings or sales growth, reasonable valuations and acceptable debt levels. Such stocks can typically have high price-to-earnings ratios. The portfolio manager generally does not emphasize investment in any particular investment sector or industry.

The fund will invest primarily in equity securities of companies that the portfolio manager believes have high growth rates and strong prospects for their business or services. Equity securities include common and preferred stock, warrants or rights exercisable into common or preferred stock and high-quality convertible securities. The fund will generally sell when the stock has met the portfolio manager’s target price, the investment is no longer valid, a better investment opportunity has arisen or if the investment reaches a value more than 5% of the fund’s net assets.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100%

of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each calendar year since inception. The table that follows compares the fund’s returns for various periods with market benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Eagle Mutual Funds

MID CAP GROWTH FUND	03.01.2009

During 10 year period (Class A shares):	Return	Quarter ended
Best Quarter	36.81%	December 31, 1999
Worst Quarter	(25.72)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	5-Years	10-Years
Class A (Inception 08/20/98)
Before Taxes	(41.81)%	(1.23)%	5.22%
After Taxes on Distributions	(41.81)%	(2.59)%	3.52%
After Taxes on Distributions and Sale of Fund Shares	(35.54)%	(1.05)%	3.89%
Class C (Inception 08/20/98)
Before Taxes	(39.36)%	(1.01)%	4.95%
Index (reflects no deduction of taxes, fees, expenses)
Russell Midcap® Growth Index(a)	(44.32)%	(2.33)%	(0.19)%

(a) The Russell Midcap® Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges. The stocks in the Index are also members of the Russell 1000® Growth Index.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C will vary.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Growth Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None(a)	1%
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class A	Class C
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(b)	0.25%	1.00%
Other Expenses	0.64%	0.67%
Total Annual Fund Operating Expenses(c)	1.49%	2.27%
Fee Reduction	(0.02)%	(0.01)%
Net Expenses	1.47%	2.26%

(a) If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale. (b) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.35% of average daily assets on Class A shares. The fund’s Board of Trustees has approved a current fee of 0.25% on Class A shares. (c) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class A annual operating expenses exceed 1.50% of the class’ average daily net assets and Class C annual operating expenses exceed 2.30% of that class’s average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Mid Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
A shares	$617	$922	$1,248	$2,168
C shares	$229	$708	$1,214	$2,604

Portfolio Managers  I  Bert L. Boksen, CFA, a Managing Director and Senior Vice President of Eagle, has been responsible for the day-to-day management of the fund’s investment portfolio since the fund’s inception. Christopher Sassouni, D.M.D., and Eric Mintz, CFA, serve as Assistant Portfolio Managers.

Eagle Mutual Funds

MID CAP STOCK FUND	03.01.2009

Investment objective  I  The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund” or the “fund”) seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  The Mid Cap Stock Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of mid-cap companies. This policy will not be changed without 60 calendar days advance notice to shareholders. The fund’s portfolio managers consider mid-cap companies to be those companies that, at time of purchase, have market capitalizations that fall within the range of companies included in the Russell Midcap® Index during the most recent 12-month period. The Russell® Midcap Index ranged from approximately $17 million to $55.87 billion during the 12-month period ended December 31, 2008. The Russell Midcap® Index is an unmanaged index of the approximately 800 smallest companies in the Russell 1000® Index based on their market capitalizations.

The fund’s portfolio managers use a “bottom-up” method of analysis based on fundamental research to determine which common stocks to purchase for the fund. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The fund’s portfolio managers seek to purchase mid-cap companies that have above-average earnings, cash flow and/or growth at a discount from their market value. The portfolio managers focus on common stocks of mid-cap companies that are believed to have sustainable advantages in their industries or sectors and fit within the portfolio management team’s growth and valuation guidelines.

The fund will invest primarily in stocks of companies that the portfolio managers believe may be rapidly developing their business franchises, services and products, and have competitive advantages in their sectors. For this purpose, stocks include common and preferred stocks, warrants or rights exercisable into common or preferred stock, and securities convertible into common or preferred stock. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Eagle Mutual Funds

MID CAP STOCK FUND	03.01.2009

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each calendar year since inception. The table that follows compares the fund’s returns for various periods with market benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class A shares):	Return	Quarter ended
Best Quarter	21.68%	December 31, 1999
Worst Quarter	(22.89)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	5-Years	10-Years
Class A (Inception 11/06/97)
Before Taxes	(40.60)%	(0.46)%	5.98%
After Taxes on Distributions	(40.60)%	(1.76)%	4.47%
After Taxes on Distributions and Sale of Fund Shares	(34.51)%	(0.58)%	4.61%
Class C (Inception 11/06/97)
Before Taxes	(38.11)%	(0.24)%	5.70%

Index (reflects no deduction of taxes, fees, expenses)
S&P MidCap 400 Index(a)	(36.23)%	(0.08)%	4.46%

(a) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-sized company segment of the U.S. market. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class C will vary.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Stock Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None(a)	1%
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class A	Class C
Investment Advisory Fees	0.58%	0.58%
Distribution and Service (12b-1) Fees(b)	0.25%	1.00%
Other Expenses	0.46%	0.45%
Total Annual Fund Operating Expenses(c)	1.29%	2.03%

(a) If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale. (b) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.35% of average daily assets on Class A shares. The fund’s Board of Trustees has approved a current fee of 0.25% on Class A shares. (c) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class A annual operating expenses exceed 1.50% of the class’ average daily net assets and Class C annual operating expenses exceed 2.30% of that class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Eagle Mutual Funds

MID CAP STOCK FUND	03.01.2009

Expense example  I  This example is intended to help you compare the cost of investing in the Mid Cap Stock Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
A shares	$600	$865	$1,149	$1,958
C shares	$206	$637	$1,093	$2,358

Portfolio Managers  I  Todd McCallister, Ph.D., CFA, Managing Director and a Senior Vice President of Eagle, and Stacey Serafini Thomas, CFA, a Vice President and Co-Portfolio Manager of Eagle, are jointly responsible for the day-to-day management of the fund’s investment portfolio.

Eagle Mutual Funds

SMALL CAP GROWTH FUND	03.01.2009

Investment objective  I  The Eagle Small Cap Growth Fund (“Small Cap Growth Fund” or the “fund”), formerly known as the Small Cap Stock Fund, seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  The Small Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of small-capitalization companies. This policy will not be changed without 60 calendar days advance notice to shareholders. Small-cap companies are those that, at time of purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Growth Index during the most recent 12-month period (approximately $7.87 billion during the 12-month period ended December 31, 2008). The Russell 2000® Growth Index is an unmanaged index comprised of Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

When making its investment decisions, the portfolio manager generally focuses on investing in the securities of companies that the portfolio manager believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. The portfolio manager utilizes a “bottom-up” approach to identifying the companies in which it invests and performs proprietary investment research. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is of the individual companies rather than the industry in which that company operates or the economy as a whole.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. This fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Market timing risk arises because a fund’s value may be affected by market timing, especially in small-cap securities;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each of the past 10 calendar years. The table that follows compares the fund’s returns for various periods with market benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class A shares):	Return	Quarter ended
Best Quarter	21.64%	June 30, 1999
Worst Quarter	(27.14)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

Eagle Mutual Funds

SMALL CAP GROWTH FUND	03.01.2009

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	5-Years	10-Years
Class A (Inception 05/07/93)
Before Taxes	(39.49)%	(2.01)%	2.69%
After Taxes on Distributions	(39.49)%	(2.98)%	1.67%
After Taxes on Distributions and Sale of Fund Shares	(33.57)%	(1.45)%	2.16%
Class C (Inception 04/03/95)
Before Taxes	(36.94)%	(1.79)%	2.42%
Index (reflects no deduction of taxes, fees, expenses)(a)
Russell 2000® Growth Index(b)(d)	(38.54)%	(2.35)%	(0.76)%
Russell 2000® Index(c)(d)	(33.79)%	(0.93)%	3.02%

(a) Effective November 1, 2008, the fund replaced its performance benchmark index, the Russell 2000® Index, with the Russell 2000® Growth Index. When evaluating long term performance, the Russell 2000® Growth Index better reflects the investment style of the fund. (b) The Russell 2000® Growth Index is an unmanaged index comprised of Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. (c) The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index. The Russell 3000® Index measures the performances of the 3,000 largest U.S. companies based on total market capitalization. (d) The returns of the Russell 2000® Index and the Russell 2000® Growth Index do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class A only and after-tax returns for Class C will vary.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds whichever is lower)	None(a)	1%
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class A	Class C
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(b)	0.25%	1.00%
Other Expenses	0.57%	0.61%
Acquired Fund Fees and Expenses(c)	0.11%	0.11%
Total Annual Fund Operating Expenses(d)	1.53%	2.32%
Fee Reduction	(0.01)%	(0.01)%
Net Expenses	1.52%	2.31%

(a) If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale. (b) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.35% of average daily assets on Class A shares. (c) Acquired Fund Fees and Expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds. The fund’s Board of Trustees has approved a current fee of 0.25% on Class A shares. (d) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund fees to the extent that Class A annual operating expenses exceed 1.50% of the class’ average daily net assets and Class C annual operating expenses exceed 2.30% of that class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
A shares	$623	$935	$1,269	$2,212
C shares	$235	$724	$1,240	$2,656

Portfolio Managers  I  Bert L. Boksen, CFA, a Managing Director and Senior Vice President of Eagle, is responsible for the day-to-day management of the fund’s investment portfolio. Eric Mintz, CFA, serves as Assistant Portfolio Manager for the fund.

Eagle Mutual Funds

SMALL CAP CORE VALUE FUND	03.01.2009

Investment objective  I  The Eagle Small Cap Core Value Fund (“Small Cap Core Value Fund” or the “fund”) seeks capital growth. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  The Small Cap Core Value Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equities of small-capitalization companies. This policy will not be changed without 60 calendar days advance notice to shareholders. Small-cap companies are those, at time of purchase, with market capitalizations equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period (approximately $7.87 billion during the 12-month period ended December 31, 2008). The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index.

The fund’s portfolio managers use a value approach to select the fund’s investments. Using this investment style, the portfolio managers seek securities selling at discounts to their underlying values and then hold these securities until the market values reflect their intrinsic values. In making that assessment of value, the portfolio managers employ a bottom-up analytic style and perform fundamental research. A bottom-up method of analysis emphasizes the outlook at the company and industry level versus reliance on the general economy and/or market trends. Factors that the portfolio managers look for in selecting investments include:

•	Favorable expected returns relative to perceived risk;

•	Management with demonstrated ability and commitment to the company;

•	Above average potential for earnings and revenue growth;

•	Low market valuations relative to forecasted earnings, book value, cash flow and sales;

•	Turnaround potential for companies that have been through difficult periods;

•	Low debt levels relative to total capitalization; and

•	Strong industry fundamentals, such as increasing or sustainable demand and barriers to entry.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

Principal risks  I  The greatest risk of investing in a mutual fund is you could lose money. This fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. The primary risk factors of the fund, based on its principal investment strategies, are explained below.

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Market timing risk arises because a fund’s value may be affected by market timing, especially in small-cap securities;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Small-cap company risk arises because small-cap companies may have narrower commercial markets, less liquidity and less financial resources than mid-cap or large-cap companies;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Performance  I  No performance information is presented for the fund because the fund has not been in existence for a complete calendar year. In the future, performance information will be presented in this section.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Core Value Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Eagle Mutual Funds

SMALL CAP CORE VALUE FUND	03.01.2009

Shareholder fees (fees paid directly from your investment):
	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds whichever is lower)	None(a)	1%
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class A	Class C
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(b)	0.25%	1.00%
Other Expenses	4.03%	4.02%
Total Annual Fund Operating Expenses(c)	4.88%	5.62%
Fee Reduction	(3.42)%	(3.35)%
Net Expenses	1.46%	2.27%

(a) If you purchased $1,000,000 or more of Class A shares of a Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of sale. (b) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.35% of average daily assets on Class A shares. The fund’s Board of Trustees has approved a current fee of 0.25% on Class A shares. (c) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund fees to the extent that Class A annual operating expenses exceed 1.50% of the class’ average daily net assets and Class C annual operating expenses exceed 2.30% of that class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Small Cap Core Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and estimates of total annual fund operating expenses expected to be incurred are used to calculate costs in Years 2 and 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3
A shares	$617	$959
C shares	$230	$761

Portfolio Managers  I  David M. Adams and John “Jack” McPherson each are Managing Directors of Eagle Boston Investment Management, Inc. (“EBIM”). Mr. Adams serves as the Lead Portfolio Manager with Mr. McPherson serving as the Co-Portfolio Manager. They are both responsible for the day-to-day management of the fund.

Historical performance of accounts similar to the fund

As of the date of this prospectus, the fund has not been in existence for a full year and, thus, the fund does not have performance history for a complete calendar year. The performance shown below is not the performance of the Small Cap Core Value Fund and is not a guarantee of future results in managing the fund. This composite performance information should not be considered a substitute for the fund’s performance.

The performance information included below (“EBIM Composite”) has been provided by EBIM and is designed to show you how accounts managed by the portfolio managers have performed over various periods in the past. The EBIM Composite is comprised of two components: (a) actual performance of a registered investment company managed by the portfolio managers at their prior employer through October 31, 2006 and (b) a composite of accounts managed at EBIM since November 1, 2006. The EBIM Composite includes all of the accounts managed in a similar manner by the portfolio managers in the Small Cap Core Value strategy. The EBIM Composite is net of the Small Cap Core Value Fund’s contractual Class A share maximum operating expenses (1.40% through the period ended December 31, 2008). Certain investment, diversification and tax law limitations that are imposed on registered investment companies such as the fund are not applicable to the EBIM Composite and may have adversely affected the performance of the EBIM Composite had they been applicable.

Eagle Mutual Funds

SMALL CAP CORE VALUE FUND	03.01.2009

Average annual total return (for the period ended December 31, 2008):
	1-Year	3-Years	5-Years
EBIM Composite	(34.60)%	(6.53)%	2.04%
Russell 2000® Index(a) (reflects no deduction for fees, expenses or taxes)	(33.79)%	(0.93)%	3.02%

(a) The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index. The Russell 3000® Index measures the performances of the 3,000 largest U.S. companies based on total market capitalization. The returns of the Russell 2000® Index do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

The performance shown was prepared by EBIM and not the Manager. The current composite performance may vary from that shown.

Eagle Mutual Funds

ADDITIONAL INFORMATION ABOUT RISK FACTORS	03.01.2009

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the funds. The following table identifies the primary risk factors of each fund in light of their respective principal investment strategies. These risk factors are explained following the table.

	Capital Appreciation	Growth & Income	International Equity	Large Cap Core	Mid Cap Growth	Mid Cap Stock	Small Cap Growth	Small Cap Core Value
Covered call options		X
Credit		X	X
Derivatives			X
Emerging markets			X
Focused holdings	X			X
Foreign securities	X	X	X
Govt sponsored enterprises		X
Growth stocks	X	X	X	X	X	X	X	X
High-yield securities		X	X
Interest Rates		X	X
Market timing activities		X	X				X	X
Mid-cap companies	X	X	X		X	X	X	X
Other investment companies			X
Portfolio turnover			X		X	X
Sectors	X		X	X		X
Small-cap companies	X				X	X	X	X
Stock market	X	X	X	X	X	X	X	X
Value stocks		X		X		X		X

Covered call options  I  Because a fund may write covered call options, a fund may be exposed to risk stemming from changes in the value of the stock that the option is written against. While call option premiums may generate incremental portfolio income, they also can limit gains from market movements.

Credit  I  A fund could lose money if the issuer of a fixed-income security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most fixed-income securities, but generally is not a factor for U.S. government obligations.

Derivatives  I  A fund may use derivatives such as futures contracts, foreign currency forward contracts and options on futures to adjust the risk/return characteristics of its investment portfolio. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies. There can be no assurance that any strategy used will succeed. If a fund’s portfolio manager incorrectly forecasts stock market values or currency exchange rates in utilizing a strategy for the fund, the fund could lose money.

Emerging markets  I  When investing in emerging markets, the risks mentioned below of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. In addition, there may be more volatile rates of return.

Focused holdings  I  For funds that normally hold a core portfolio of stocks of fewer companies than other more diversified funds, the increase or decrease of the value of a single stock may have a greater impact on the fund’s NAV and total return.

Foreign securities  I  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in

Eagle Mutual Funds

ADDITIONAL INFORMATION ABOUT RISK FACTORS	03.01.2009

currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Government sponsored enterprises  I  Investments in government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

Growth stocks  I  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-yield securities  I  Investments in securities rated below investment grade, or “junk bonds”, generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Interest rates  I  Investments in investment-grade and non-investment grade fixed-income securities are subject to interest rate risk. The value of a fund’s fixed income investments typically will fall when interest rates rise. A fund is particularly sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Yields of debt securities will fluctuate over time.

Market timing activities  I  Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While Eagle Fund Services, Inc. (“EFS”) monitors trading in the fund, there is no guarantee that it can detect all market timing activities.

Mid-cap companies  I  Investments in medium-capitalization companies generally involve greater risks than investing in larger, more established companies. Mid-cap companies often have narrower commercial markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, mid-cap companies may have less market liquidity than large-cap companies.

Eagle Mutual Funds

ADDITIONAL INFORMATION ABOUT RISK FACTORS	03.01.2009

Other investment companies and ETFs  I  Investments in the securities of other investment companies and ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a fund becomes a shareholder of that investment company or ETF. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations.

As a shareholder, the fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the fund’s investment will decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate a fund’s holdings at the most optimal time, adversely affecting the fund’s performance.

Portfolio turnover  I  A fund may engage in more active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in additional tax consequences to investors and adversely affect performance.

Sectors  I  Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Small-cap companies  I  Investments in small-cap companies generally involve greater risks than investing in mid- or large-capitalization companies. Small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small-cap companies may have less market liquidity than mid-cap and large-cap companies.

Stock market  I  The value of a fund’s stock holdings may decline in price because of changes in prices of its holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Value stocks  I  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

Management of the Funds

PROSPECTUS	03.01.2009

Manager

Eagle Asset Management, Inc. (“Eagle” or “Manager”) located at 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser and administrator for each fund. Eagle manages, supervises and conducts the business and administrative affairs of these funds and other mutual funds. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”) which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. As of December 31, 2008, Eagle had approximately $17.8 billion of assets under management. The basis for the approval of each Investment Advisory contract is contained in the annual report for the period ended October 31, 2008. The table below contains the effective investment advisory fee rate for the last fiscal year for each fund, which takes into account fee caps, fee recovery and breakpoints, as applicable. For funds that have breakpoints in their fee rate, the advisory fee rate for funds may decline as assets increase.

Fees charged
Capital Appreciation Fund	0.60%
Growth & Income Fund	0.56%
International Equity Fund	0.72%
Large Cap Core Fund	0.60%
Mid Cap Growth Fund	0.60%
Mid Cap Stock Fund	0.55%
Small Cap Growth Fund	0.60%
Small Cap Core Value Fund(a)	0.60%

(a)	Advisory fee expected to be incurred for the period ending October 31, 2009.

Each fund has entered into an Administrative Agreement with Eagle under which each fund pays Eagle 0.15% of average daily net assets for various administrative services.

Subadvisers

Eagle may allocate and change allocations of the assets of a fund among one or more investment subadvisers, subject to review by the Board of Trustees (the “Board”). In the future, Eagle may propose the addition of one or more additional subadvisers, subject to approval by the Board and, if required by the Investment Company Act of 1940, fund shareholders. Pursuant to an exemptive order from the Securities and Exchange Commission, Eagle is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers (except affiliated subadvisers) for each fund without approval of fund shareholders, but subject to approval of the Board. The Prospectus will be supplemented if additional investment subadvisers are retained or the contract with any existing subadviser is terminated. Eagle has selected the following subadvisers to provide investment advice and portfolio management services to the funds’ portfolios:

•

Artio Global Management LLC (“Artio Global”), 330 Madison Avenue, New York, New York 10017, the subadviser to the International Equity Fund, is a subsidiary of Julius Baer Group, of Zurich, Switzerland. As of December 31, 2008, Artio Global had approximately $45.2 billion of assets under management.

•

Eagle Boston Investment Management, Inc. (“EBIM”), serves as the subadviser to the Small Cap Core Value Fund. As of December 31, 2008, EBIM, 880 Carillon Parkway, St. Petersburg, Florida 33716, a wholly owned subsidiary of Eagle, had approximately $323 million of assets under management.

•

Goldman Sachs Asset Management L.P. (“GSAM”), 2502 Rocky Point Drive, Tampa, Florida 33607, serves as the subadviser to the Capital Appreciation Fund. As of September 30, 2008, GSAM, a business unit of the Investment Management Division of Goldman, Sachs & Co., had approximately $711.9 billion of assets under management.

•

Thornburg Investment Management, Inc. (“Thornburg”) 2300 Ridgetop Road, Santa Fe, New Mexico 87506, serves as the subadviser to the Growth & Income Fund. As of December 31, 2008, Thornburg had approximately $34 billion of assets under management.

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of each investment portfolio:

•

Capital Appreciation Fund — Steven M. Barry and David G. Shell have been responsible for the day-to-day management of the fund’s investment portfolio since 2002. Messrs. Barry and Shell are Chief Investment Officers (“CIOs”) and Portfolio Managers of GSAM’s “Growth Team”. All members of the Growth Team discuss their research analysis and recommendations at investment strategy meetings and reach a consensus on whether a business is worthy of a position in the portfolio. CIOs are accountable for all portfolio construction decisions and determine the appropriate weight for each investment.

•

Growth & Income Fund — William V. Fries, CFA and Cliff Remily, CFA are Co-Portfolio Managers of the fund and responsible for the day-to-day management of the fund. Mr. Fries has been a Managing Director and Portfolio Manager at Thornburg since 1995. Mr. Fries has been

Management of the Funds

PROSPECTUS	03.01.2009

responsible for the day-to-day management of the investment portfolio since 2001. Mr. Remily joined Thornburg in 2006 as an Equity Research Analyst. Prior to joining Thornburg, he served as an Equity Analyst for Brandes Investment Partners from 2005 to 2006 and for Zacks Investment Research from 2004 to 2005. He has been a Co-Portfolio Manager and responsible for the day-to-day management of the investment portfolio since January 2009.

•

International Equity Fund — Richard C. Pell and Rudolph-Riad Younes, CFA have shared responsibility for the day-to-day management of the investment portfolio since 2002. Mr. Pell, Chief Executive Officer and Chief Investment Officer, joined Artio Global as Chief Investment Officer (USA) in 1995. Mr. Younes, Head of International Equities, joined Artio Global in 1993.

•

Large Cap Core Fund — The Large-Cap Core Team of Eagle has been responsible for the day-to-day management of the fund since inception. The team is comprised of four Co-Portfolio Managers, each of whom is responsible for all aspects of the management of the fund: Richard H. Skeppstrom II, E. Craig Dauer, CFA, John G. Jordan, III, CFA, and Robert Marshall. Mr. Skeppstrom leads the team and has been a Managing Director of Eagle since 2001. Messrs. Dauer and Jordan have been Co-Portfolio Managers on the Large-Cap Core Team since 2001. Mr. Marshall has been a Co-Portfolio Manager on the Large-Cap Core Team since 2002.

•

Mid Cap Growth Fund — Bert L. Boksen, CFA has been responsible for the day-to-day management of the investment portfolio since inception. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle since 1995. Christopher Sassouni, D.M.D. has been Assistant Portfolio Manager and Vice President since 2006 and assists Mr. Boksen in the responsibilities of managing the fund. Previously, Mr. Sassouni served as a Senior Research Analyst with Eagle since 2003. Eric Mintz, CFA, has been Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Mintz assists Mr. Boksen in the responsibilities of managing the fund. Previously, Mr. Mintz served as Vice President of equity research for the Oakmont Corporation from 1999 to 2005.

•

Mid Cap Stock Fund — Todd McCallister, Ph.D., CFA, Managing Director and Senior Vice President of Eagle, and Stacey Serafini Thomas, CFA, Vice President of Eagle, are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund’s investment portfolio. Mr. McCallister joined Eagle in 1997 and has served as the fund’s Portfolio Manager since inception. Ms. Thomas joined Eagle in 1999 and prior to her appointment as the fund’s Co-Portfolio Manager in 2005 served as the fund’s Assistant Portfolio Manager from 2000 to 2005.

•

Small Cap Growth Fund — Bert L. Boksen has been responsible for the day-to-day management of a portion of the fund since 1995. As of November 1, 2008, Mr. Boksen is responsible for the day-to-day management of the entire fund. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle since 1995. Eric Mintz, CFA, has been Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Mintz assists Mr. Boksen in the responsibilities of managing the fund.

•

Small Cap Core Value Fund — David M. Adams and John (“Jack”) McPherson are Managing Directors of EBIM. Mr. Adams serves as the Lead Portfolio Manager and Mr. McPherson serves as the Co-Portfolio Manager. Both have been responsible for the day-to-day management of the fund’s investment portfolio since inception. Prior to joining EBIM, Mr. Adams was with Pioneer Investment Management from 1994 to 2006 and served as a Portfolio Manager and Head of Small-Cap Investing from 2002 to 2006. Prior to joining EBIM, Mr. McPherson was a Portfolio Manager with Pioneer Investment Management from 2002 to 2006.

Additional information about portfolio manager compensation, other accounts managed by the portfolio managers, and portfolio manager ownership of fund shares is found in the Statement of Additional Information (“SAI”).

Distribution of Fund Shares

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Distributor

Eagle Fund Distributors, Inc. (“Distributor”), a wholly-owned subsidiary of Eagle, serves as the distributor of the funds. The Distributor may compensate other broker-dealers to promote sales of fund shares. The Distributor’s role is that of an underwriter and it serves only as an agent for accepting shareholder instructions and does not maintain brokerage accounts for any shareholders.

Rule 12b-1 Distribution Plan

Each fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and service fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The fee rate varies for each class of shares as described below.

Payments to Financial Intermediaries

The Distributor, Eagle, or one or more of their corporate affiliates (“Affiliate” or “Affiliates”) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the funds. Eagle or the Distributor may also make cash payments to one or more of its Affiliates. Cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. Eagle or its Affiliates may make these payments from their own resources and the Distributor may make such payments from the retention of underwriting concessions or 12b-1 fees. In this context, the term “financial intermediaries” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with Eagle, the Distributor and/or an Affiliate.

Eagle or its Affiliates make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the funds. The benefits that Eagle and its Affiliates receive when these payments are made include, among other things, placing the funds on the financial intermediary’s funds sales system, possibly placing the funds on the financial intermediary’s preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the funds in its fund sales system (on its “sales shelf”). Eagle and its Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments Eagle or its Affiliates make may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (“Asset-Based Payments”). Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. The revenue sharing payments Eagle or its Affiliates make may be also calculated on sales of new shares in the funds attributable to a particular financial intermediary (“Sales-Based Payments”). Sales-Based Payments may create incentives for the financial intermediary to, among other things, sell more shares of a particular fund or to switch investments between funds frequently. An individual intermediary may receive both Asset-Based Payments and Sales-Based Payments.

Eagle or its Affiliates also may make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges, cash sweep payments, or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which Eagle’s or its Affiliates’ personnel may make presentations on the funds to the financial intermediary’s sales force). Financial intermediaries may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. An Affiliate may also make payments to financial intermediaries for these services, to the extent that these services replace services that would otherwise be provided by the funds’ transfer agent or otherwise would be a direct obligation of the funds. The funds may reimburse the Affiliate for these payments as transfer agent out-of-pocket expenses.

Eagle and its Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the funds or retain shares of the funds in their clients’ accounts, Eagle and its Affiliates benefit from the incremental management and other fees paid to Eagle and its Affiliates by the funds with respect to those assets.

Distribution of Fund Shares

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You can find further details about these payments and the services provided by financial intermediaries in the fund’s SAI. In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus.

You can ask your financial intermediary about any payments it receives from Eagle or its Affiliates or the funds, as well as about fees and/or commissions it charges.

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You can choose from two classes of fund shares: Class A shares and Class C shares. Each class has a different combination of sales charges and ongoing fees allowing you to choose the class that best meets your needs.

Class A Shares

You may purchase Class A shares at the “offering price,” which is a price equal to their NAV, plus a sales charge imposed at the time of purchase. Class A shares currently are subject to ongoing distribution and service (Rule 12b-1) fees equal to 0.25% of their average daily net assets.

If you choose to invest in Class A shares, you will pay a sales charge at the time of each purchase. The table below shows the charges both as a percentage of offering price and as a percentage of the amount you invest. Because of rounding of the calculation in determining the sales charges, you may pay more or less than what is shown in the table below. If you invest more, the sales charge will be lower. You may qualify for a reduced sales charge or the sales charge may be waived as described below in “Sales Charge Reductions”. If you think you are eligible, contact the funds’ transfer agent, Eagle Fund Services, Inc. (“EFS”) or your financial advisor for further information.

	Sales charge as a percentage of:		Dealer concession as % of offering price(b)
Your investment	Offering price(a)	Your investment(a)
Less than $25,000	4.75%	4.99%	4.25%
$25,000–$49,999	4.25%	4.44%	3.75%
$50,000–$99,999	3.75%	3.90%	3.25%
$100,000–$249,999	3.25%	3.36%	2.75%
$250,000–$499,999	2.50%	2.56%	2.00%
$500,000–$999,999	1.50%	1.52%	1.25%
$1,000,000 and over	0.00%	0.00%	0.00%	(c)

(a) As a result of rounding, the actual sales charge for a transaction may be higher or lower than the sales charges listed.

(b) During certain periods, the Distributor may pay 100% of the sales charge to participating dealers. Otherwise, it will pay the dealer concession shown above. (c) See the section titled “Sales Charge Waivers” for purchases of $1,000,000 or more.

Sales Charge Reductions

To receive a reduction or waiver in your Class A initial sales charge, you must advise your financial advisor or EFS of your eligibility at the time of purchase.

Eagle offers programs designed to reduce your Class A sales charges as described in the preceding schedule. For purposes of calculating your sales charge, you can combine purchases of

Class A and Class C shares for all Eagle mutual funds (except for the money market funds) in the account owner relationships listed below. For purposes of determining your sales charge, EFS will apply discounts based upon the greater of the current account value or the total of all purchases less all redemptions.

•

Accounts owned by you, your spouse or minor children, including trust or other fiduciary accounts in which you, your spouse or minor children are the beneficiary. This includes sole proprietor business accounts;

•	Accounts opened under a single trust agreement — including those with multiple beneficiaries;

•	Purchases made by a qualified retirement or employee benefit plan of a single employer;

•	Purchases made by a company, provided the company is not in existence solely for purchasing investment company shares.

Rights of Accumulation — You may add the value of your previous Class A and Class C purchases (excluding the money market funds) for purposes of calculating the sales charge for future purchases of Class A shares. For example if you previously purchased $20,000 of an Eagle mutual fund and made a subsequent investment of $10,000 in Class A shares, a sales charge discount would be applied to the $10,000 investment.

Letter of Intent — You may combine Class A and Class C share purchases of any Eagle mutual fund (except for the money market funds) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Investments made up to 90 calendar days before adopting this agreement are eligible for this discount. All prior investments can be applied toward meeting the investment requirement. If you fail to make an investment sufficient to meet the intended investment within the 13-month period, the difference in Class A sales charges will be charged to your account.

SIMPLE IRA — By investing in a SIMPLE IRA plan you and all plan participants will receive a reduced Class A sales charge on all plan contributions that exceed quantity discount amounts. SIMPLE IRA plan accounts are not eligible to be counted under a Rights of Accumulation or Letter of Intent sales charge reduction or waiver with accounts other than accounts in the SIMPLE IRA plan unless approved by EFS.

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Sales Charge Waivers

Class A shares may be purchased at NAV without any sales charge by:

•

Eagle, its affiliates, directors, officers and employees; any Eagle mutual fund and current and retired officers and Trustees of a fund; the subadviser of any Eagle mutual fund and its current directors, officers and employees; employees and registered financial advisors of broker-dealers that have selling arrangements with the funds’ Distributor; directors, officers and employees of banks and trust companies that are party to agency agreements with the Distributor; all such persons’ immediate relatives (spouse, parents, siblings, children — including in-law relationships) and beneficial accounts;

•

Investors who participate in certain wrap fee investment programs or certain retirement programs sponsored by broker-dealers or other service organizations which have entered into service agreements with Eagle or the Distributor. Such programs generally have other fees and expenses, so you should read any materials provided by that organization;

•

Class A investments of $1,000,000 or more, either as a single purchase or through the Rights of Accumulation or Letter of Intent programs above, are sold at NAV. From its own resources, Eagle may pay the Distributor up to 1% of the purchase amount on the first $3 million and 0.80% on assets thereafter in these accounts. Such shares redeemed within 18 months of purchase are subject to a CDSC of 1% and the Distributor may retain the Rule 12b-1 fees for up to 18 months.

Information concerning Sales Charge Reductions and Waivers can be found in the SAI and on our website, eagleasset.com.

Class C Shares

You may purchase Class C shares at NAV with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you sell the shares less than 1 year after purchase, you will pay a 1% CDSC at the time of sale. Class C shares are subject to ongoing Rule 12b-1 fees of up to 1% of their average daily net assets. Class C shares do not convert to any other class of shares. With respect to Class C shares, you should consult with your financial advisor as to the suitability of such investment for you.

Application of CDSC

The CDSC for each class is calculated based upon the original purchase cost or the current market value of the shares being sold, whichever is less. Because of rounding of the calculation in determining the CDSC, you may pay more or less than the indicated rate. Your CDSC holding period is based upon the anniversary of your purchase. Any period of time you held shares of an Eagle money market fund will not be counted when determining your CDSC.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have been held the longest. There is no CDSC on shares acquired through reinvestment of dividends or other distributions. However, any period of time you held shares of an Eagle money market fund will not be counted for purposes of calculating the CDSC.

The CDSC for Class A shares and Class C shares is waived if the shares are sold:

•	To make certain distributions from retirement plans;

•	Because of shareholder death or disability (including shareholders who own shares in joint tenancy with a spouse);

•	To make payments through certain sales from a Systematic Withdrawal Plan of up to 12% annually of the account balance at the beginning of the plan; or

•	Due to EFS closing shareholder accounts that do not comply with the minimum balance requirements.

Reinstatement Privilege

If you sell Class A or Class C shares of an Eagle mutual fund, you may reinvest some or all of the sales proceeds up to 90 calendar days later in the same class of any Eagle mutual fund without incurring additional sales charges. If you paid a CDSC, the reinvested shares will have no holding period requirement. You must notify EFS and your financial advisor at the time of investment if you decide to exercise this privilege.

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How To Invest

There are several ways to invest, although the availability of these services may be limited by your financial advisor or institution. The minimum investment for each fund is:

Type of account	Initial investment	Subsequent investment
Regular Account	$1,000	No minimum
Periodic Investment Program	$50	$50 per month
Retirement Account	$500	No minimum

EFS may waive these minimum requirements at its discretion. Contact EFS or your financial advisor for further information.

Through your financial advisor  I  You may invest in a fund by contacting your financial advisor. Your financial advisor can help you open a new account, review your financial needs and formulate long-term investment goals and objectives. Your financial advisor or broker will transmit your request to the fund and may charge you a fee for this service. Your broker may also designate other intermediaries to receive orders on the fund’s behalf.

By mail  I  You may invest in a fund by completing and signing an account application from the transfer agent or from your financial advisor. Indicate the fund, the class of shares and the amount you wish to invest. If you do not specify a share class, we will automatically choose Class A shares, which include a front-end sales charge. Checks must be drawn on an account at a U.S. bank and made payable to the specific fund and class being purchased. Mail the application and your payment to:

Eagle Fund Services, Inc.

P.O. Box 33022

St. Petersburg, FL 33733-8022

By telephone  I  If you provide your bank account information, EFS can initiate a purchase from that account. Complete the appropriate sections of the Eagle account application and attach a voided check to activate this service. This method cannot be used to open a new account.

By periodic investment program  I  We offer several plans to allow you to make regular, automatic investments into a fund. You determine the amount and frequency of your investments. You can terminate your plan at any time. Availability of these plans may be limited by your financial advisor or institution.

•	From your bank account — You may instruct us to transfer funds from a specific bank checking account to your Eagle account. This service is only available in instances in which the transfer can be effected by automated clearing house transfer (“ACH”). Complete the appropriate sections of the account application or the Eagle Direct Payment Plan form to activate this service. EFS reserves the right to cancel a periodic investment program if payment from your bank is rejected for two consecutive periods or if you make regular withdrawals from your account without maintaining the minimum balance.

•	Automatic exchange — You may make automatic regular exchanges between two or more Eagle mutual funds. These exchanges are subject to the exchange requirements discussed below.

The intent of these plans is to encourage you to increase your Eagle account balance to the fund’s minimum investment. If you discontinue any of these plans, or make regular withdrawals from your account without maintaining the minimum balance, we may require you to buy more shares to keep your account open or we may close your accounts.

By direct deposit  I  You may instruct your employer, insurance company, the federal government or other organization to direct all or part of the payments you receive to your Eagle account. All payments from the U.S. government, including payroll, pension, Social Security, and income tax refunds are eligible for this service. The following information must be provided to the payor in the enrollment process:

Bank routing number:
0	1	1	0	0	0	0	2	8

Account number:
7	7	0	0	1	f	f	a	a	a	a	a	a	a	a	a	a

“f” represents the fund code found in the table at the end of this section.

“a” represents the first 10 digits of your Eagle account number (starts with 44 or 66)

For example, if your Eagle account number is 44123456789 and you wish to establish a direct deposit to the Class A shares of the Capital Appreciation Fund, you would enter 77001414412345678.

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Please note that these instructions are different than Federal Reserve wire instructions.

By wire  I  You may invest in a fund by Federal Reserve wire sent from your bank in U.S. Dollars. Mail your completed and signed account application to EFS. Contact EFS at 800.421.4184 or your financial advisor to obtain wire instructions and your account number before sending the wire. Your bank may charge a wire fee.

How To Sell Your Investment

You can sell (redeem) shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds (less any applicable CDSC) generally will be made the next business day after your order is received. If you sell shares that were recently purchased by check or ACH deposits, payment will be delayed until we verify that those funds have cleared, which may take up to two weeks. Transactions submitted by a third party via ACH will be accepted at the discretion of EFS. Shares are not subject to a redemption fee for exchange and redemption transactions.

You may contact your financial advisor or EFS with instructions to sell your investment in the following ways. Availability of these options may be limited by your financial advisor or institution.

Through your financial advisor  I  You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor will transmit your request to sell shares of your fund and may charge you a fee for this service.

By telephone  I  For certain accounts, you may sell shares from your account by telephone by calling EFS at 800.421.4184 prior to the close of regular trading on the New York Stock Exchange (“NYSE”), which is typically 4:00 p.m. EST. If you do not wish to have telephone redemption privileges, you must complete the appropriate section of the account application.

For your protection, telephone requests may be recorded in order to verify their accuracy and monitor call quality. In addition, we will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, we are not responsible for any losses that may occur to any account due to an unauthorized telephone request.

When redeeming shares by telephone, payment of less than $100,000 can be made in one of the following ways:

•

Directly to a bank account for which you have previously provided information to us in writing on your account application or subsequent form. Funds are generally available in your bank account two to three business days after we receive your request; or

•	By check to your address of record, provided there has not been an address change in the last 30 calendar days.

In writing  I  You may sell shares of your fund by sending a Letter of Instruction. Specify the fund name and class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell. Mail the request to EFS, P.O. Box 33022, St. Petersburg, FL 33733-8022.

All registered owners on the account must sign the request. Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

A medallion signature guarantee of your request is required if the redemption is:

•	$100,000 or more;

•	Sent to an address other than the address of record;

•	Sent to a payee other than the shareholder of record; or

•	Sent to an address of record that has been changed within the past 30 calendar days.

A medallion signature guarantee helps protect your account against fraud. We will only accept official signature guarantees from participants in our medallion signature guarantee program, which includes most banks and securities dealers. A notary public cannot guarantee your signature. Please check with guarantor to determine whether their signature guarantee amount maximum is sufficient to cover the value of your transaction request. If you are signing as a fiduciary on behalf of a corporation or other business, you must indicate your title in the signature.

Payment for a written request can be made one of the following ways:

•

Directly to a bank account for which you have previously provided information to us in writing on your account application or subsequent form. Funds are generally available in your bank account two to three business days after we receive your request;

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PROSPECTUS	03.01.2009

•	By check; or

•

By Federal Reserve wire to a bank account you specify. Your financial advisor can provide you with the necessary form to request a wire. We normally send these proceeds on the next business day and credit by the receiving institution is subject to the time they receive the instructions from the Federal Reserve Bank and their posting policies. We cannot guarantee that you will receive credit on the same day we send the wire. A wire fee will be charged to your account.

Systematic withdrawal plan  I  You may establish a plan for periodic withdrawals from your account. Withdrawals can be made on the 1st, 5th, 10th, or 20th day of the month at monthly, quarterly, semi-annual or annual intervals. If such a day falls on a weekend or holiday, the withdrawal will take place on the next business day. To establish a plan, complete the appropriate section of the account application or the Eagle systematic withdrawal form (available from your financial advisor, EFS or through our website, eagleasset.com) and send that form to EFS. EFS reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

How To Exchange Your Shares

You can exchange shares of one Eagle fund for shares of the same class of any other Eagle fund, subject to the investment requirements of that fund. Obtain a prospectus of that fund from your financial advisor, EFS or through our website, eagleasset.com. You may exchange your shares by calling your financial advisor or EFS if you exchange to like-titled Eagle accounts. Written instructions with a medallion signature guarantee are required if the accounts are not identically registered.

Shares of an Eagle money market fund that have not previously been subject to an initial sales charge or CSDC holding period will be subject to the initial purchase conditions of that fund. Shares that have previously paid a sales charge in an Eagle fund will exchange with no additional sales charge for the duration that the shares remain in the Eagle Family of Funds. Each Eagle mutual fund may terminate the exchange privilege upon 60 days notice.

Exchanges may be subject to a CDSC as described above in “How to Sell Your Investment”. For purposes of determining the CDSC, Class A and Class C shares will continue to age from their original investment date and will retain the same CDSC rate as they had before the exchange. However, any time which you held shares in an Eagle money market fund will not be counted for purposes of calculating the CDSC.

Account and Transaction Policies

Valuation of securities  I  The price of each fund’s shares is the fund’s NAV per share. Each fund determines the NAV of its shares on each day the NYSE is open for business, as of the close of the regular trading session (typically 4:00 p.m.), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the fund is priced, Eagle is not required to revalue the fund.

Generally, the funds value portfolio securities for which market quotations are readily available at market value; however, a fund may adjust the market quotation price to reflect events that occur between the close of those markets and the fund’s determination of NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The quotation may be unreliable because the security is not traded frequently;

•	Trading on the security ceased before the close of the trading market;

•	Security is newly issued;

•	Issuer specific events occurred after the security ceased trading; or

•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by an independent pricing service, which is periodically approved by the Board. The funds value all other securities and assets for which market quotations are

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PROSPECTUS	03.01.2009

unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Board. The fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Board. Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of associates of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Specific types of securities are valued as follows:

•

Domestic Exchange — Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Eagle will value the security at fair value in good faith using the Procedures.

•

Foreign Equity Securities — If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fund may fair value a security if certain events occur between the time trading ends on a particular security and the fund’s NAV calculation. The fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Eagle also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the NAV of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

•

Fixed Income Securities — Government, corporate, asset-backed and municipal bonds and convertible securities, including high-yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using Procedures.

•	Short-term Securities — The funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

•	Futures and Options — Futures and options are valued on the basis of market quotations, if available.

Timing of orders  I  All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been received in “good order” by an authorized agent of the funds. Orders are accepted until the close of regular trading on the NYSE every business day, normally 4:00 p.m., and are executed the same day at that day’s NAV. To ensure this occurs, the Distributor and/or dealers are responsible for transmitting all orders to the funds in compliance with their contractual deadline.

Good order requirements  I  For the funds to process your request, it must be in “good order.” Good order means that you have provided sufficient information necessary to process your request as outlined in this prospectus, including any required

Your Investment

PROSPECTUS	03.01.2009

signatures, documents and medallion signature guarantees. Further, there must not be any restrictions applied to your account. Your request is not considered to be in “good order” by the fund until it meets these requirements.

Account registration options  I  Eagle offers several options for registering your account. To establish a Transfer on Death (“TOD”) arrangement, an additional TOD agreement is required. Additionally, Eagle offers a range of IRA retirement plans including Traditional, Roth, SEP and SIMPLE IRA plans. IRA plans require a separate adoption agreement as well as separate forms to sell your shares. The TOD and IRA agreements are available from your financial advisor, EFS or through our website, eagleasset.com.

Customer identification and verification procedures  I  The funds are required under the USA PATRIOT Act to obtain certain information about you in order to open an account. You must provide EFS with the name, physical address (not a P.O. Box), Social Security or other taxpayer ID number and date of birth of all owners of the account. For entities such as corporations or trusts, the person opening the account on the entity’s behalf must provide this information. EFS will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, EFS may employ additional verification methods or refuse to open your account. Under certain circumstances, it may be appropriate for EFS to close or suspend further activity in an account.

Restrictions on orders  I  The funds and the Distributor reserve the right to reject any purchase or exchange order for any reason and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of a fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when a fund cannot determine the value of its assets or sell its holdings.

Website  I  Subject to availability by your financial institution, you may access your account information, including balances and transaction history through our website, eagleasset.com. Additional information, including current fund performance and various account forms and agreements, is also available on our website.

Redemption-in-kind  I  Although the funds generally intend to pay redemption proceeds solely in cash, the funds have reserved the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (this is known as a redemption-in-kind). If the amount of the sale is at least either $250,000 or 1% of a fund’s assets, we may give you securities from the fund’s portfolio instead of cash. To the extent the funds redeem their shares in marketable securities, the shareholder assumes any risk of the market price of such securities fluctuating. In addition, the shareholder will bear any brokerage and related costs incurred in disposing of or selling the securities it receives from the funds.

Accounts with below-minimum balances  I  If your account balance falls below $500 as a result of selling shares (and not because of performance or sales charges), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, each fund reserves the right to close your account and send the proceeds to your address of record.

Market timing  I  Market timing typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings — for example, when the fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. The NAV for the International Equity Fund and the Growth & Income Fund may reflect price differentials because they invest in foreign securities. Each fund generally prices its foreign securities using fair valuation procedures approved by the Board as part each fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before each fund prices its shares. Excessive trading or market timing can be disruptive to a fund’s efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of a fund and increase taxes, all of which could reduce the return to fund shareholders.

The Board has adopted policies reasonably designed to deter short-term trading of fund shares. The funds will not enter into agreements to accommodate frequent purchases or exchanges. Further, the funds and EFS have adopted the following guidelines:

•	EFS reviews transaction activity, using established criteria, to identify transactions that may signal excessive trading.

•	EFS may reject any purchase or exchange orders, in whole or in part, that in its opinion, appear excessive in frequency

Your Investment

PROSPECTUS	03.01.2009

and/or amount or otherwise potentially disruptive to a fund. EFS may consider the trading history of accounts under common ownership or control in this determination.

•

All shareholders are subject to these restrictions regardless of whether you purchased your shares directly from Eagle or through a financial intermediary. Eagle reserves the right to reject combined or omnibus orders in whole or in part.

•

EFS seeks the cooperation of broker-dealers and other financial intermediaries by various methods such as entering into agreements whereby EFS will request information regarding the identity of specific investors, transaction information and restricting the ability of particular investors to purchase fund shares.

•	While EFS applies the above policies, there is no guarantee that all market timing will be detected.

Disclosure of portfolio holdings  I  Periodically, customers of the funds express interest in having current portfolio holdings disclosed to them more often than required by law or regulation. To satisfy this request, the funds have adopted a policy on disclosing portfolio holdings to properly manage this process to ensure confidentiality and proper use of this information. A description of the funds’ policy is included in the SAI. Portfolio information can be found on our website, eagleasset.com.

Account statements  I  If you purchase shares directly from a fund, you will receive monthly or quarterly statements detailing fund balances and all transactions completed during the prior period and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly or quarterly statements. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and statements and immediately notify EFS or your financial adviser of any discrepancies.

Dividends, Capital Gain Distributions and Taxes

Distributions and taxes  I  Each fund annually distributes to its shareholders dividends from its net investment income, except Growth & Income Fund, which distributes dividends to its shareholders quarterly. Net investment income generally consists of dividends and interest income received on investments, less expenses.

The dividends you receive from a fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the 15% maximum Federal income tax rate applicable (through 2010) to dividends paid to individuals.

Each fund may also distribute capital gains to its shareholders normally once a year. A fund generates capital gains when it sells assets in its portfolio for profit. Capital gains distributions are taxed differently depending on how long the fund held the asset (not on how long you hold your shares). Distributions of capital gains recognized on the sale of assets held for one year or less (net short-term capital gains) are taxed as ordinary income; distributions of capital gains recognized on the sale of assets held longer than that (net long-term capital gains) are taxed at lower capital gains rates. The Federal alternative minimum tax (“AMT”) may apply in certain cases, even in a “tax-free” fund. Tax laws and rates may change over time. Please consult a tax professional for more information.

Fund distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing fund at NAV (without sales charge) unless you opt to take your distributions in cash, in the form of a check, or direct them for purchase of shares in the same class of another Eagle mutual fund.

In general, selling or exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

Type of transactions	Tax status and rate
Income dividends	Ordinary income; may be eligible for 15% maximum rate for individuals
Net short-term capital gain distributions	Ordinary income
Net capital gain distributions	Long-term capital gains; generally eligible for 15% maximum rate for individuals
Sales or exchanges of fund shares owned for more than one year	Long-term capital gains or losses (capital gains rate, as described above)
Sales or exchanges of fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

Income dividend distributions will vary by class and are anticipated to be generally higher for Class A shares (because that class’s expense ratio is lower).

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PROSPECTUS	03.01.2009

Withholding taxes  I  If you are a non-corporate shareholder and a fund does not have your correct Social Security or other taxpayer ID number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) a portion of your distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized). If you otherwise are subject to backup withholding, we also must withhold and pay to the IRS a portion of your distributions. Any tax withheld may be applied against the tax liability on your tax return. State law may also require us to withhold and pay to your state of residence a portion of your distributions and redemption proceeds.

Tax reporting  I  If your account has taxable distributions, withholding or other activity required to be reported to the IRS, we will send you the appropriate tax form that reflects the amount and tax status of that activity. Such tax forms will be mailed early in the year for the prior calendar year in accordance with current IRS guidelines. Generally, fund distributions are taxable to you in the year you receive them.

However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Fund Symbols, CUSIPs and Codes

Fund	Class	Symbol	CUSIP	Code
Capital Appreciation Fund	A	HRCPX	26945A100	41
	C	HRCCX	26945A209	45
Growth & Income Fund	A	HRCVX	26958A104	51
	C	HIGCX	26958A203	55
International Equity Fund	A	HEIAX	269858601	36
	C	HEICX	269858700	37
Large Cap Core Fund	A	HTCAX	269858692	56
	C	HTCCX	269858684	57
Mid Cap Growth Fund	A	HAGAX	269858817	21
	C	HAGCX	269858791	25
Mid Cap Stock Fund	A	HMCAX	269858866	46
	C	HMCCX	269858858	47
Small Cap Growth Fund	A	HRSCX	269858106	31
	C	HSCCX	269858205	35
Small Cap Core Value Fund	A	EGEAX	269858643	66
	C	EGECX	269858635	67

Financial Highlights

PROSPECTUS	03.01.2009

The financial highlights table is intended to help you understand the performance of the Class A shares and Class C shares of the funds for the periods indicated. Certain information reflects financial results for a single Class A share or Class C share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This table is a part of the funds’ financial statements, which are included in the annual report and are incorporated by reference in the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm, whose report is included in the funds’ annual reports.

				From investment operations				Dividends & distributions				Ratios to average daily net assets (%)
Fiscal periods			Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)		Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered		Without expenses waived/ recovered		Net income (loss)		Portfolio turnover rate (%)	Total return (%) (a)	Ending net assets (millions)
Beginning	Ending
Eagle Capital Appreciation Fund
Class A
11/01/07	10/31/08	*	$35.99	($0.13)	($12.71)		($12.84)	$ —	($4.57)	($4.57)	$18.58	1.20		1.20		(0.45)		61	(40.38)	$329
11/01/06	10/31/07	*	29.67	0.04	6.46	(b)	6.50	—	(0.18)	(0.18)	35.99	1.20		1.20		0.11		62	22.02	566
09/01/06	10/31/06	*(c)	28.59	(0.01)	1.09	(b)	1.08	—	—	—	29.67	1.23	(d)	1.23	(d)	(0.19	)(d)	7	3.78 (e)	387
09/01/05	08/31/06	*	26.28	(0.06)	2.37	(b)	2.31	—	—	—	28.59	1.19		1.19		(0.23)		58	8.79	378
09/01/04	08/31/05	*	22.85	—	3.43	(b)	3.43	—	—	—	26.28	1.18		1.18		0.01		42	15.01	391
09/01/03	08/31/04		21.82	(0.08)	1.11		1.03	—	—	—	22.85	1.19		1.19		(0.39)		27	4.72	321
Class C
11/01/07	10/31/08	*	32.64	(0.30)	(11.32)		(11.62)	—	(4.57)	(4.57)	16.45	1.95		1.95		(1.19)		61	(40.85)	87
11/01/06	10/31/07	*	27.13	(0.19)	5.88	(b)	5.69	—	(0.18)	(0.18)	32.64	1.96		1.96		(0.65)		62	21.09	170
09/01/06	10/31/06	*(c)	26.17	(0.04)	1.00	(b)	0.96	—	—	—	27.13	1.99	(d)	1.99	(d)	(0.94	)(d)	7	3.67 (e)	149
09/01/05	08/31/06	*	24.29	(0.25)	2.13	(b)	1.88	—	—	—	26.17	1.94		1.94		(0.98)		58	7.74	145
09/01/04	08/31/05	*	21.27	(0.17)	3.19	(b)	3.02	—	—	—	24.29	1.93		1.93		(0.73)		42	14.20	120
09/01/03	08/31/04		20.46	(0.24)	1.05		0.81	—	—	—	21.27	1.94		1.94		(1.14)		27	3.96	111
Eagle Growth & Income Fund
Class A*
11/01/07	10/31/08		17.77	0.37	(6.27)		(5.90)	(0.35)	(1.81)	(2.16)	9.71	1.35		1.33		2.75		64	(37.25)	61
11/01/06	10/31/07		14.68	0.36	3.60	(b)	3.96	(0.34)	(0.53)	(0.87)	17.77	1.35		1.40		2.28		63	28.17	96
10/01/06	10/31/06	(c)	14.43	0.02	0.34	(b)	0.36	(0.11)	—	(0.11)	14.68	1.35	(d)	1.56	(d)	1.33	(d)	4	2.52 (e)	68
10/01/05	09/30/06		13.81	0.38	1.43	(b)	1.81	(0.34)	(0.85)	(1.19)	14.43	1.35		1.42		2.74		54	13.90	68
10/01/04	09/30/05		11.80	0.28	1.99	(b)	2.27	(0.26)	—	(0.26)	13.81	1.35		1.51		2.13		73	19.41	45
10/01/03	09/30/04		11.10	0.16	0.68		0.84	(0.14)	—	(0.14)	11.80	1.35		1.50		1.31		80	7.57	41
Class C*
11/01/07	10/31/08		17.34	0.26	(6.10)		(5.84)	(0.24)	(1.81)	(2.05)	9.45	2.15		2.09		1.95		64	(37.75)	36
11/01/06	10/31/07		14.38	0.23	3.50	(b)	3.73	(0.24)	(0.53)	(0.77)	17.34	2.14		2.16		1.52		63	27.05	59
10/01/06	10/31/06	(c)	14.12	0.01	0.34	(b)	0.35	(0.09)	—	(0.09)	14.38	2.10	(d)	2.31	(d)	0.58	(d)	4	2.46 (e)	47
10/01/05	09/30/06		13.54	0.27	1.40	(b)	1.67	(0.24)	(0.85)	(1.09)	14.12	2.10		2.17		2.00		54	13.01	46
10/01/04	09/30/05		11.57	0.18	1.96	(b)	2.14	(0.17)	—	(0.17)	13.54	2.10		2.26		1.37		73	18.60	31
10/01/03	09/30/04		10.88	0.07	0.66		0.73	(0.04)	—	(0.04)	11.57	2.10		2.25		0.57		80	6.73	26
Eagle International Equity Fund
Class A*
11/01/07	10/31/08		36.52	0.32	(16.15)		(15.83)	—	(2.89)	(2.89)	17.80	1.41		1.41		1.11		115	(46.77)	73
11/01/06	10/31/07		29.97	0.27	8.87	(b)	9.14	(0.47)	(2.12)	(2.59)	36.52	1.47		1.41		0.83		56	32.58	166
11/01/05	10/31/06		25.20	0.24	6.73	(b)	6.97	(0.16)	(2.04)	(2.20)	29.97	1.71		1.53		0.86		58	29.31	91
11/01/04	10/31/05		20.95	0.09	4.49	(b)	4.58	(0.33)	—	(0.33)	25.20	1.78		2.00		0.38		78	21.98	50
11/01/03	10/31/04		17.93	0.05	3.12		3.17	(0.15)	—	(0.15)	20.95	1.78		2.15		0.24		162	17.74	29
Class C*
11/01/07	10/31/08		33.66	0.09	(14.71)		(14.62)	—	(2.89)	(2.89)	16.15	2.17		2.17		0.33		115	(47.19)	91
11/01/06	10/31/07		27.85	0.01	8.23	(b)	8.24	(0.31)	(2.12)	(2.43)	33.66	2.23		2.17		0.05		56	31.60	189
11/01/05	10/31/06		23.58	0.02	6.30	(b)	6.32	(0.01)	(2.04)	(2.05)	27.85	2.46		2.28		0.07		58	28.38	118
11/01/04	10/31/05		19.66	(0.08)	4.20	(b)	4.12	(0.20)	—	(0.20)	23.58	2.53		2.75		(0.35)		78	21.06	73
11/01/03	10/31/04		16.89	(0.09)	2.93		2.84	(0.07)	—	(0.07)	19.66	2.53		2.90		(0.46)		162	16.85	47

Financial Highlights

PROSPECTUS	03.01.2009

			From investment operations				Dividends & distributions				Ratios to average daily net assets (%)
Fiscal periods		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)		Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered		Without expenses waived/ recovered		Net income (loss)		Portfolio turnover rate (%)	Total return (%) (a)		Ending net assets (millions)
Beginning	Ending
Eagle Large Cap Core Fund
Class A*
11/01/07	10/31/08	$17.95	$0.17	($6.52)		($6.35)	($0.13)	($0.77)	($0.90)	$10.70	1.26		1.26		1.14		43	(37.08)		$12
11/01/06	10/31/07	16.54	0.13	1.48	(b)	1.61	(0.08)	(0.12)	(0.20)	17.95	1.36		1.28		0.73		45	9.85		27
11/01/05	10/31/06	14.29	0.09	2.16	(b)	2.25	—	—	—	16.54	1.53		1.52		0.57		43	15.75		23
05/02/05	10/31/05	14.29	(0.01)	0.01	(b)	—	—	—	—	14.29	1.65	(d)	3.25	(d)	(0.09	)(d)	66	—	(e)	19
Class C*
11/01/07	10/31/08	17.68	0.04	(6.42)		(6.38)	—	(0.77)	(0.77)	10.53	2.10		2.10		0.28		43	(37.58)		9
11/01/06	10/31/07	16.35	(0.02)	1.47	(b)	1.45	—	(0.12)	(0.12)	17.68	2.18		2.11		(0.10)		45	8.95		17
11/01/05	10/31/06	14.23	(0.03)	2.15	(b)	2.12	—	—	—	16.35	2.28		2.27		(0.19)		43	14.90		15
05/02/05	10/31/05	14.29	(0.05)	(0.01	)(b)	(0.06)	—	—	—	14.23	2.40	(d)	4.00	(d)	(0.85	)(d)	66	(0.42	)(e)	10
Eagle Mid Cap Growth Fund
Class A*
11/01/07	10/31/08	34.48	(0.20)	(10.29)		(10.49)	—	(5.36)	(5.36)	18.63	1.30		1.30		(0.74)		141	(35.68)		86
11/01/06	10/31/07	28.11	(0.24)	9.18	(b)	8.94	—	(2.57)	(2.57)	34.48	1.36		1.36		(0.80)		98	34.28		130
11/01/05	10/31/06	26.72	(0.14)	2.95	(b)	2.81	—	(1.42)	(1.42)	28.11	1.29		1.29		(0.49)		111	10.70		135
11/01/04	10/31/05	25.26	(0.22)	2.89	(b)	2.67	—	(1.21)	(1.21)	26.72	1.34		1.34		(0.81)		75	10.66		127
11/01/03	10/31/04	23.92	(0.23)	1.57		1.34	—	—	—	25.26	1.38		1.38		(0.92)		92	5.60		80
Class C*
11/01/07	10/31/08	31.65	(0.36)	(9.25)		(9.61)	—	(5.36)	(5.36)	16.68	2.05		2.05		(1.48)		141	(36.16)		42
11/01/06	10/31/07	26.18	(0.42)	8.46	(b)	8.04	—	(2.57)	(2.57)	31.65	2.11		2.11		(1.54)		98	33.28		69
11/01/05	10/31/06	25.15	(0.32)	2.77	(b)	2.45	—	(1.42)	(1.42)	26.18	2.04		2.04		(1.23)		111	9.90		64
11/01/04	10/31/05	24.02	(0.39)	2.73	(b)	2.34	—	(1.21)	(1.21)	25.15	2.09		2.09		(1.55)		75	9.80		67
11/01/03	10/31/04	22.92	(0.40)	1.50		1.10	—	—	—	24.02	2.13		2.13		(1.68)		92	4.80		65
Eagle Mid Cap Stock Fund
Class A*
11/01/07	10/31/08	32.59	(0.09)	(10.83)		(10.92)	—	(3.33)	(3.33)	18.34	1.15		1.15		(0.34)		176	(37.04)		780
11/01/06	10/31/07	30.12	(0.06)	5.61	(b)	5.55	—	(3.08)	(3.08)	32.59	1.13		1.13		(0.18)		185	20.08		1,312
11/01/05	10/31/06	27.79	(0.10)	4.39	(b)	4.29	—	(1.96)	(1.96)	30.12	1.13		1.13		(0.35)		180	16.18		904
11/01/04	10/31/05	24.57	(0.13)	3.35	(b)	3.22	—	—	—	27.79	1.15		1.15		(0.48)		146	13.11		633
11/01/03	10/31/04	21.67	(0.15)	3.05		2.90	—	—	—	24.57	1.20		1.20		(0.64)		124	13.38		370
Class C*
11/01/07	10/31/08	29.62	(0.25)	(9.70)		(9.95)	—	(3.33)	(3.33)	16.34	1.88		1.88		(1.07)		176	(37.53)		229
11/01/06	10/31/07	27.83	(0.26)	5.13	(b)	4.87	—	(3.08)	(3.08)	29.62	1.88		1.88		(0.94)		185	19.21		410
11/01/05	10/31/06	26.00	(0.29)	4.08	(b)	3.79	—	(1.96)	(1.96)	27.83	1.88		1.88		(1.10)		180	15.31		345
11/01/04	10/31/05	23.16	(0.31)	3.15	(b)	2.84	—	—	—	26.00	1.90		1.90		(1.23)		146	12.26		284
11/01/03	10/31/04	20.59	(0.31)	2.88		2.57	—	—	—	23.16	1.95		1.95		(1.39)		124	12.48		214

Financial Highlights

PROSPECTUS	03.01.2009

			From investment operations				Dividends & distributions				Ratios to average daily net assets (%)
Fiscal periods		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)		Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered	Without expenses waived/ recovered	Net income (loss)	Portfolio turnover rate (%)	Total return (%) (a)	Ending net assets (millions)
Beginning	Ending
Eagle Small Cap Growth Fund
Class A*
11/01/07	10/31/08	41.33	(0.16)	(12.81)		(12.97)	—	(5.84)	(5.84)	22.52	1.27	1.27	(0.50)	51	(35.81)	189
11/01/06	10/31/07	37.87	(0.15)	6.46	(b)	6.31	—	(2.85)	(2.85)	41.33	1.25	1.25	(0.38)	64	17.65	327
11/01/05	10/31/06	32.93	(0.15)	6.23	(b)	6.08	—	(1.14)	(1.14)	37.87	1.24	1.24	(0.43)	49	18.89	269
11/01/04	10/31/05	32.19	(0.13)	2.43	(b)	2.30	—	(1.56)	(1.56)	32.93	1.30	1.25	(0.39)	50	7.08	225
11/01/03	10/31/04	29.00	(0.16)	3.35		3.19	—	—	—	32.19	1.33	1.33	(0.50)	59	11.00	182
Class C*
11/01/07	10/31/08	36.69	(0.34)	(11.11)		(11.45)	—	(5.84)	(5.84)	19.40	2.02	2.02	(1.25)	51	(36.26)	59
11/01/06	10/31/07	34.17	(0.39)	5.76	(b)	5.37	—	(2.85)	(2.85)	36.69	2.00	2.00	(1.12)	64	16.75	110
11/01/05	10/31/06	30.03	(0.38)	5.66	(b)	5.28	—	(1.14)	(1.14)	34.17	1.99	1.99	(1.18)	49	18.02	100
11/01/04	10/31/05	29.70	(0.34)	2.23	(b)	1.89	—	(1.56)	(1.56)	30.03	2.05	2.00	(1.13)	50	6.26	91
11/01/03	10/31/04	26.96	(0.36)	3.10		2.74	—	—	—	29.70	2.08	2.08	(1.26)	59	10.16	78

* Per share amounts have been calculated using the monthly average share method.

(a) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges. (b) Redemption fee amounts represent less than $0.01 per share. (c) Denotes a partial period when the Eagle Capital Appreciation Fund and Eagle Growth & Income Fund changed their fiscal and tax year ends to October 31. (d) Annualized. (e) Not annualized.

For More Information

More information on these funds is available free upon request, including the following:

Financial reports  I  Additional information about each Fund’s investments is available in each Fund’s annual and semiannual reports to shareholders. In those reports, you will find a discussion of the market conditions and investment strategies that affected each Fund’s performance during its last fiscal year.

Statement of additional information (“SAI”)  I  Additional information about each fund and its policies may be found in the SAI. A current SAI is on file with the Securities and Exchange Commission (“Commission”) and is incorporated herein by reference (meaning it is legally considered part of this Prospectus).

To obtain the SAI, the Prospectus, annual report, semiannual report, performance information, an account application, a schedule of portfolio holdings found on Form N-Q, other information or to make an inquiry, contact Eagle Fund Services, Inc.:

By mail:	P.O. Box 33022
St. Petersburg, Florida 33733-8022

By telephone:	800.421.4184

By internet:	eagleasset.com

These documents and other information about the funds can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the funds may be viewed on-screen or downloaded from the EDGAR Database on the Commission’s Internet web site at sec.gov; or after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

Eagle offers the ability to receive these documents and other fund information electronically, via notification to an e-mail address you provide. To enroll in this service, visit eagleasset.com. Further, to eliminate unnecessary duplication and reduce the cost to fund shareholders, only one copy of the prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the prospectus or other shareholder reports for each shareholder with the same mailing address, call 800.421.4184 or send an e-mail to: eaglefundservices@eagleasset.com. Eagle Family of Funds is pleased to offer the convenience of viewing shareholder communications, including fund Prospectuses, annual reports, and proxy statements, online at eagleasset.com.

The funds’ Investment Company and Securities Act registration numbers are:

Eagle Capital Appreciation Fund	811-4338	2-98634
Eagle Growth & Income Fund	811-4767	33-7559
Eagle Series Trust	811-7470	33-57986

No dealer, salesperson or other person has been authorized to give any information or to make any representation other than that contained in this prospectus in connection with the offer contained in this prospectus, and, if given or made, such other information or representations must not be relied upon unless having been authorized by the funds or their distributor. This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

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Prospectus

March 1, 2009

Capital Appreciation Fund

Growth & Income Fund

International Equity Fund

Large Cap Core Fund

Mid Cap Growth Fund

Mid Cap Stock Fund

Small Cap Growth Fund

Small Cap Core Value Fund

Institutional Class - I shares

Privacy Notice

Eagle Family of Funds

These securities have not been approved or disapproved by the Securities and Exchange Commission (“Commission”), nor has the Commission passed upon the accuracy or adequacy of the funds’ prospectus. Any representation to the contrary is a criminal offense.

EAGLE MUTUAL FUNDS

Eagle Mutual Funds

CAPITAL APPRECIATION FUND	03.01.2009

Investment objective  I  The Eagle Capital Appreciation Fund (“Capital Appreciation Fund” or the “fund”) seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  During normal market conditions, the Capital Appreciation Fund seeks to achieve its objective by investing at least 65% of its total assets in common stocks selected for their potential to achieve capital appreciation over the long-term.

The fund’s portfolio management team uses a “bottom-up” method of analysis based on in-depth, fundamental research to determine which stocks to purchase for the fund. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The portfolio management team purchases stock of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase such stocks that appear to be undervalued in relation to the company’s long-term growth fundamentals. The portfolio management team invests in the stocks of companies of any size without regard to market capitalization.

The fund will invest primarily in common stocks of companies that the portfolio management team believes have established positions in their industries and the potential for favorable long-term returns. The true worth of the companies’ stocks, however, may not be recognized by the market or the stocks may be currently out of favor with investors. Although the fund is diversified, it normally will hold a core portfolio of stocks of fewer companies than many other diversified funds. The fund will sell securities when they no longer meet the portfolio management team’s investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds;

•	Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance  I  The bar chart that follows shows the annual investment returns for Class I shares since the inception date of the fund shares. The table that follows compares the fund’s returns for various periods with market benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

P-1

Eagle Mutual Funds

CAPITAL APPRECIATION FUND	03.01.2009

Since the fund’s inception (Class I shares):	Return	Quarter ended
Best Quarter	9.04%	June 30, 2007
Worst Quarter	(32.97)%	December 31, 2008

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	Lifetime
Class I (Inception 3/21/06)
Before Taxes	(45.39)%	(13.83)%
After Taxes on Distributions	(45.39)%	(14.71)%
After Taxes on Distributions and Sale of Fund Shares	(38.58)%	(11.32)%
Indices (reflects no deduction of taxes, fees, expenses)
	1-Year	Lifetime(a)
Russell 1000® Growth Index(b)	(38.44)%	(10.69)%

(a) Results for the indices shown are measured from the inception date of the fund shares. (b) The Russell 1000® Growth Index measures performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values and is representative of U.S. securities exhibiting growth characteristics. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Fund. The fund’s expenses for Class I shares are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)	None

Annual fund operating expenses (expenses deducted from fund assets):
Class I
Investment Advisory Fees	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.37%
Total Annual Fund Operating Expenses(a)	0.97%
Fee Reduction	(0.02)%
Net Expenses	0.95%

(a) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class I annual operating expenses exceed .95% of the class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years and any additional periods, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Capital Appreciation Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
I shares	$97	$307	$534	$1,188

Portfolio Managers  I  Steven M. Barry and David G. Shell are Chief Investment Officers and Senior Portfolio Managers of Goldman Sachs Asset Management, L.P., and are responsible for the day-to-day management of the fund.

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Eagle Mutual Funds

GROWTH & INCOME FUND	03.01.2009

Investment objective  I  The Eagle Growth & Income Fund (“Growth & Income Fund” or the “fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  The fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. Equity investments in the portfolio normally will be weighted in favor of companies that pay dividends. The fund may also own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the fund’s investment subadviser, Thornburg Investment Management, Inc., offer prospects for meeting the fund’s investment goals.

The fund’s portfolio managers adhere to a relative value investment style, employing a “bottom-up” investment process that seeks to acquire promising companies with sound business fundamentals at a time when they believe intrinsic value is not fully recognized by the marketplace. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The portfolio managers’ philosophy defines value in three categories:

•	Basic Value — stocks of financially sound companies with well established businesses that are selling at low valuations relative to the company’s net assets or potential earning power;

•	Consistent Earners — companies that exhibit blue chip characteristics, with steady earnings and dividend growth that are selling at attractive valuations and are priced below historical norms; and

•	Emerging Franchises — value-priced companies in the process of establishing a leading position in a product, service or market that is expected to grow at an above average rate.

The fund generally invests in mid- and large-capitalization companies that are diversified across different industries and sectors. The fund’s portfolio managers consider mid- and large-capitalization companies, collectively, to be those companies that, at the time of initial purchase, have market capitalizations greater than $500 million. The fund may invest up to 30% of its net assets in foreign securities.

Equity securities typically include common stocks including foreign stock, convertible securities, preferred stocks, and real estate investment trusts (“REITs”). The fund may also invest in corporate bonds and government securities, including securities issued by U.S. government-sponsored enterprises, which are not backed by the full faith and credit of the U.S. government and are not guaranteed or insured by the U.S. government. The securities in which the fund may invest may be rated below investment grade by Moody’s Investors Service, Inc. or Standard & Poor’s or, if unrated, deemed to be of comparable quality.

The fund may write covered call options (not to exceed 10% of its total assets) on common stocks in its portfolio or on common stocks into which securities held by it are convertible to earn additional income or buy call options to close out call options it has written. The fund may purchase debt securities of any maturity. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Covered call option risk arises due to potential changes in the value of the stock on which the option is written;

•	Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

•	Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•

Government Sponsored Enterprises (“GSE”) (which are obligations issued by agencies and instrumentalities of the U.S. Government) risk is due to investments in GSEs have variations in the level of support they receive from the U.S. Government;

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Eagle Mutual Funds

GROWTH & INCOME FUND	03.01.2009

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•

Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

•	Market timing risk arises because a fund’s value may be affected by market timing, especially in high-yield and foreign securities;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each of the past 10 calendar years. The table that follows compares the fund’s returns for various periods with market benchmark returns ended December 31, 2008. Class A shares are not offered in this prospectus but would have substantially similar annual returns because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class A shares):	Return	Quarter ended
Best Quarter	19.00%	September 30, 2003
Worst Quarter	(14.03)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	5-Years	10-Years
Class A (Inception 12/15/86)
Before Taxes	(38.74)%	0.68%	0.47%
After Taxes on Distributions	(39.38)%	(0.83)%	(0.88)%
After Taxes on Distributions and Sale of Fund Shares	(33.23)%	0.26%	(0.01)%
Index (reflects no deduction of taxes, fees, expenses)
S&P 500 Index(a)	(37.00)%	(2.19)%	(1.38)%

(a) The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Growth & Income Fund. The fund’s expenses for Class I shares are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)	None

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Eagle Mutual Funds

GROWTH & INCOME FUND	03.01.2009

Annual fund operating expenses (expenses deducted from fund assets):
Class I
Investment Advisory Fees	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	0.73%
Total Annual Fund Operating Expenses(b)	1.33%
Fee Reduction	(0.38)%
Net Expenses	0.95%

(a) Includes acquired fund fees and expenses, which are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

(b) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class I annual operating expenses exceed 0.95% of the class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years and any additional periods if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Growth & Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
I shares	$97	$384	$692	$1,568

Portfolio Managers  I  William Fries, CFA, Managing Director, and Cliff Remily, CFA, of Thornburg Investment Management, Inc., are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund’s investment portfolio.

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Eagle Mutual Funds

INTERNATIONAL EQUITY FUND	03.01.2009

Investment objective  I  The Eagle International Equity Fund (“International Equity Fund” or the “fund”) seeks capital appreciation principally through investment in a portfolio of international equity securities. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  The International Equity Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. This policy will not be changed without 60 calendar days advance notice to shareholders. The fund will invest in securities of at least three countries outside the United States, primarily in equity securities of foreign issuers and depository receipts representing the securities of foreign issuers.

The fund invests primarily in equity securities of foreign companies that the portfolio managers believe have the potential to capitalize on worldwide growth trends and global changes. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, securities convertible into common or preferred stock and depository receipts. The fund also may invest in exchange-traded index funds based on foreign indices. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

The fund may invest in securities traded on any securities market in the world. When allocating the fund’s assets among various securities markets of the world, the portfolio managers consider such factors as the condition and growth potential of the economies and securities markets, currency and taxation considerations, and financial, social, national and political factors. The portfolio managers also consider market regulations and liquidity of the market.

The fund normally invests at least 50% of its investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE®). MSCI EAFE® is an unmanaged index representative of the market structure of approximately 20 countries from the stock markets of Europe, Australasia and the Far East. The fund may also invest up to 35% of its assets in emerging markets, which are those countries whose markets are not yet highly developed, such as those included in the Morgan Stanley Capital International All Country World Index ex-US

(“MSCI ACWI ex-US®”). The fund can invest in foreign currency and purchase and sell forward foreign currency contracts and futures contracts to improve its returns or protect its assets. When deemed appropriate by the portfolio managers, the fund may from time to time seek to reduce foreign currency risk by hedging some or all of the fund's foreign currency exposure back into the U.S. dollar.

The fund’s portfolio managers use a “bottom-up” sector and stock-specific approach within the developed markets (Europe, Canada, Australia). A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. Within the emerging markets, a “top-down”, macro-economic driven process is adopted. A top-down method of analysis emphasizes the significance of economic and market cycles. Finally, when considering investments in Japanese companies, a hybrid approach (both bottom-up and top-down) is most effective.

Generally, the fund will invest in companies with a market cap of greater than $2.5 billion. It may invest in companies whose earnings are believed to be in a relatively strong growth trend or in companies in which significant further growth is not anticipated, but whose market value per share is thought to be undervalued. The fund also can invest a portion of its assets in investment-grade fixed income securities when equity securities appear to be overvalued. Investing in fixed income securities affords the fund the opportunity for capital growth, as in periods of declining interest rates. The fund may also invest up to 10% of its assets in debt securities of U.S. and foreign issuers, including high-risk, high-yield non-investment grade bonds (“junk bonds”) and emerging market debt securities.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s

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Eagle Mutual Funds

INTERNATIONAL EQUITY FUND	03.01.2009

NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

•	Derivative risk is the risk that the strategy used in purchasing futures contracts, forward foreign currency contract and options on futures may not succeed;

•

Emerging markets risk arises because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed markets. Additionally, risk arises because investing in emerging markets has greater social, political and economic uncertainty, dependence on foreign aid and a limited number of buyers;

•	Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•

Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

•

Investing in other investment companies and exchange-traded funds (“ETFs”) carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations;

•	Market timing risk arises because a fund’s value may be affected by market timing, especially in high-yield, small-cap and foreign securities;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each of the past 10 calendar years. The table that follows compares the fund’s returns for various periods with market benchmark returns ended December 31, 2008. Class A shares are not offered in this prospectus but would have substantially similar annual returns because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class A shares):	Return	Quarter ended
Best Quarter	25.39%	December 31, 1999
Worst Quarter	(20.73)%	September 30, 2008

P-7

Eagle Mutual Funds

INTERNATIONAL EQUITY FUND	03.01.2009

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	5-Years	10-Years
Class A (Inception 12/27/95)
Before Taxes	(46.48)%	2.81%	0.04%
After Taxes on Distributions	(47.25)%	1.48%	(1.11)%
After Taxes on Distributions and Sale of Fund Shares	(39.96)%	2.31%	(0.15)%
Index (reflects no deduction of taxes, fees, expenses)(a)
MSCI ACWI-ex US®(a)	(45.53)%	2.56%	1.90%

(a) The MSCI ACWI-ex US® is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. As of December 31, 2008, the MSCI ACWI-ex U.S. consisted of developed and emerging market country indices. Its returns do not include the net effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund. The fund’s expenses for Class I shares are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)	None

Annual fund operating expenses (expenses deducted from fund assets):
Class I
Investment Advisory Fees	0.81%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.57%
Acquired Fund Fees and Expenses(a)	0.03%
Total Annual Fund Operating Expenses(b)	1.41%
Fee Reduction	(0.23)%
Net Expenses	1.18%

(a) Acquired Fund Fees and Expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds. (b) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class I annual operating expenses exceed 1.15% of the class’ average daily net assets through February 28, 2010. This expense limitation exclude interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
I shares	$120	$424	$749	$1,671

Portfolio Managers  I  Richard C. Pell, Chief Executive Officer and Chief Investment Officer of Artio Global Management LLC and Rudolph-Riad Younes, CFA, Head of Global Equities at Artio Global Management LLC are responsible for the day-to-day management of the fund.

P-8

Eagle Mutual Funds

LARGE CAP CORE FUND	03.01.2009

Investment objective  I  The Eagle Large Cap Core Fund (“Large Cap Core Fund” or the “fund”), formerly known as the Core Equity Fund, seeks long-term growth through capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  Under normal market conditions, the Large Cap Core Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large-cap companies. This policy will not be changed without 60 calendar days advance notice to shareholders. The fund seeks to invest in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $3 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate- and long-term. The fund may also invest in preferred stocks and convertible securities that the portfolio managers believe may permit the fund to achieve its investment objective.

The fund invests in established companies that the portfolio managers determine are undervalued relative to their earnings growth prospects. The portfolio managers’ strategy combines a “bottom-up” research process with a relative-valuation discipline in purchasing stocks. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. In general, the fund’s portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index. Although the fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. The fund will sell securities when they no longer meet the portfolio management team’s investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. If the portfolio managers invoke this strategy, the fund’s ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Performance  I  The bar chart that follows shows the annual investment returns for Class I shares since the inception date of the fund shares. The table that follows compares the fund’s returns for various periods with market benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Since the fund’s inception (Class I shares):	Return	Quarter ended
Best Quarter	6.82%	June 30, 2007
Worst Quarter	(24.20)%	December 31, 2008

P-9

Eagle Mutual Funds

LARGE CAP CORE FUND	03.01.2009

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	Lifetime
Class I (Inception 3/3/06)
Before Taxes	(39.06)%	(12.26)%
After Taxes on Distributions	(39.47)%	(13.02)%
After Taxes on Distributions and Sale of Fund Shares	(33.44)%	(10.39)%
Index (reflects no deduction of taxes, fees, expenses)
	1-Year	Lifetime(a)
S&P 500 Index(b)	(37.00)%	(9.93)%

(a) Results for the index shown are measured from the inception date of the fund shares. (b) The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and expenses  I  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Large Cap Core Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)	None

Annual fund operating expenses (expenses deducted from fund assets):
Class I
Investment Advisory Fees	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.65%
Total Annual Fund Operating Expenses(a)	1.25%
Fee Reduction	(0.30)%
Net Expenses	0.95%

(a) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class I annual operating expenses exceed .95% of the class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Large Cap Core Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
I shares	$97	$367	$657	$1,485

Portfolio Managers  I  Richard Skeppstrom, E. Craig Dauer, CFA, John G. Jordan III, CFA and Robert Marshall are responsible for the day-to-day management of the Fund. Mr. Skeppstrom is a Managing Director and Messrs. Dauer, Jordan and Marshall are Co-Portfolio Managers of Eagle.

P-10

Eagle Mutual Funds

MID CAP GROWTH FUND	03.01.2009

Investment objective  I  The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund” or the “fund”), formerly known as the Diversified Growth Fund, seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  Under normal market conditions, the Mid Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of mid-cap companies. This policy will not be changed without 60 calendar days advance notice to shareholders. The fund’s portfolio manager considers mid-cap companies to be those companies that, at the time of initial purchase, have market capitalizations that fall within the range of companies included in the Russell Midcap® Growth Index during the most recent 12 month period. The Russell Midcap® Growth Index ranged from approximately $17 million to $55.87 billion during the 12-month period ended December 31, 2008. The Russell Midcap® Growth Index is an unmanaged index of companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values.

The portfolio manager uses a “bottom-up” method of analysis based on fundamental research to determine which common stocks to purchase for the fund. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The portfolio manager attempts to purchase stocks that have the potential for above-average earnings or sales growth, reasonable valuations and acceptable debt levels. Such stocks can typically have high price-to-earnings ratios. The portfolio manager generally does not emphasize investment in any particular investment sector or industry.

The fund will invest primarily in equity securities of companies that the portfolio manager believes have high growth rates and strong prospects for their business or services. Equity securities include common and preferred stock, warrants or rights exercisable into common or preferred stock and high-quality convertible securities. The fund will generally sell when the stock has met the portfolio manager’s target price, the investment is no longer valid, a better investment opportunity has arisen or if the investment reaches a value more than 5% of the fund’s net assets.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance  I  The bar chart that follows shows the annual investment returns for Class I shares since the inception date of the fund shares. The table that follows compares the fund’s returns for various periods with market benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

P-11

Eagle Mutual Funds

MID CAP GROWTH FUND	03.01.2009

Since the fund’s inception (Class I shares):	Return	Quarter ended
Best Quarter	9.51%	June 30, 2007
Worst Quarter	(25.63)%	December 31, 2008

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	Lifetime
Class I (Inception 06/21/06)
Before Taxes	(38.68)%	(6.18)%
After Taxes on Distributions	(38.68)%	(8.20)%
After Taxes on Distributions and Sale of Fund Shares	(32.87)%	(5.31)%
Index (reflects no deduction of taxes, fees, expenses)
	1-Year	Lifetime(a)
Russell Midcap® Growth Index(b)	(44.32)%	(13.86)%

(a) Results for the index shown are measured from the inception date of the fund shares. (b) The Russell Midcap® Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges. The stocks in the Index are also members of the Russell 1000® Growth Index.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Growth Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)	None

Annual fund operating expenses (expenses deducted from fund assets):
Class I
Investment Advisory Fees	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.54%
Total Annual Fund Operating Expenses(a)	1.14%
Fee Reduction	(0.19)%
Net Expenses	0.95%

(a) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class I annual operating expenses exceed .95% of the class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Mid Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
I shares	$97	$343	$609	$1,369

Portfolio Managers  I  Bert L. Boksen, CFA, a Managing Director and Senior Vice President of Eagle, has been responsible for the day-to-day management of the fund’s investment portfolio since the fund’s inception. Christopher Sassouni, D.M.D., and Eric Mintz, CFA, serve as Assistant Portfolio Managers.

P-12

Eagle Mutual Funds

MID CAP STOCK FUND	03.01.2009

Investment objective   I  The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund” or the “fund”) seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  The Mid Cap Stock Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of mid-cap companies. This policy will not be changed without 60 calendar days advance notice to shareholders. The fund’s portfolio managers consider mid-cap companies to be those companies that, at time of purchase, have market capitalizations that fall within the range of companies included in the Russell Midcap® Index during the most recent 12-month period. The Russell Midcap® Index ranged from approximately $17 million to $55.87 billion during the 12-month period ended December 31, 2008. The Russell Midcap® Index is an unmanaged index of the approximately 800 smallest companies in the Russell 1000® Index based on their market capitalizations.

The fund’s portfolio managers use a “bottom-up” method of analysis based on fundamental research to determine which common stocks to purchase for the fund. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The fund’s portfolio managers seek to purchase mid-cap companies that have above-average earnings, cash flow and/or growth at a discount from their market value. The portfolio managers focus on common stocks of mid-cap companies that are believed to have sustainable advantages in their industries or sectors and fit within the portfolio management team’s growth and valuation guidelines.

The fund will invest primarily in stocks of companies that the portfolio managers believe may be rapidly developing their business franchises, services and products, and have competitive advantages in their sectors. For this purpose, stocks include common and preferred stocks, warrants or rights exercisable into common or preferred stock, and securities convertible into common or preferred stock. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100%

of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Performance  I  The bar chart that follows shows the annual investment returns for Class I shares since the inception date of the fund shares. The table that follows compares the fund’s returns for various periods with market benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

P-13

Eagle Mutual Funds

MID CAP STOCK FUND	03.01.2009

Since the fund’s inception (Class I shares):	Return	Quarter ended
Best Quarter	9.10%	June 30, 2007
Worst Quarter	(22.83)%	December 31, 2008

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	Lifetime
Class I (Inception 6/6/06)
Before Taxes	(37.42)%	(9.39)%
After Taxes on Distributions	(37.42)%	(11.15)%
After Taxes on Distributions and Sale of Fund Shares	(31.81)%	(8.13)%
Index (reflects no deduction of taxes, fees, expenses)
	1-Year	Lifetime(a)
S&P MidCap 400 Index(b)	(36.23)%	(11.17)%

(a) Results for the index shown are measured from the inception date of the fund shares. (b) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-sized company segment of the U.S. market. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Stock Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)	None

Annual fund operating expenses (expenses deducted from fund assets):
Class I
Investment Advisory Fees	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.37%
Total Annual Fund Operating Expenses(a)	0.95%

(a) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class I annual operating expenses exceed .95% of the class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Mid Cap Stock Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
I shares	$97	$303	$525	$1,166

Portfolio Managers  I  Todd McCallister, Ph.D., CFA, Managing Director and a Senior Vice President of Eagle, and Stacey Serafini Thomas, CFA, a Vice President and Co-Portfolio Manager of Eagle, are jointly responsible for the day-to-day management of the fund’s investment portfolio.

P-14

Eagle Mutual Funds

SMALL CAP GROWTH FUND	03.01.2009

Investment objective  I  The Eagle Small Cap Growth Fund (“Small Cap Growth Fund” or the “fund”), formerly known as the Small Cap Stock Fund, seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  The Small Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of small-capitalization companies. This policy will not be changed without 60 calendar days advance notice to shareholders. Small-cap companies are those that, at time of purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Growth Index during the most recent 12-month period (approximately $7.87 billion during the 12-month period ended December 31, 2008). The Russell 2000® Growth Index is an unmanaged index comprised of Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

When making its investment decisions, the portfolio manager generally focuses on investing in the securities of companies that the portfolio manager believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. The portfolio manager utilizes a “bottom-up” approach to identifying the companies in which it invests and performs proprietary investment research. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is of the individual companies rather than the industry in which that company operates or the economy as a whole.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. This fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Market timing risk arises because a fund’s value may be affected by market timing, especially in small-cap securities;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance  I  The bar chart that follows shows the annual investment returns for Class I shares since the inception date of the fund shares. The table that follows compares the fund’s returns for various periods with market benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Since the fund’s inception (Class I shares):	Return	Quarter ended
Best Quarter	8.39%	June 30, 2007
Worst Quarter	(27.03)%	December 31, 2008

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Eagle Mutual Funds

SMALL CAP GROWTH FUND	03.01.2009

Average annual total returns (for the period ended December 31, 2008)
Fund return (after deduction of sales charges and expenses)
	1-Year	Lifetime
Class I (Inception 6/27/06)
Before Taxes	(36.22)%	(8.51)%
After Taxes on Distributions	(36.22)%	(9.87)%
After Taxes on Distributions and Sale of Fund Shares	(30.79)%	(6.78)%
Index (reflects no deduction of taxes, fees, expenses)
	1-Year	Lifetime(a)
Russell 2000® Growth Index(b)(c)(d)(e)	(38.54)%	(11.09)%
Russell 2000® Index(d)(e)	(33.79)%	(10.68)%

(a) Results for the index shown are measured from the inception date of the fund shares. (b) Effective November 1, 2008, the fund replaced its performance benchmark index, the Russell 2000® Index, with the Russell 2000® Growth Index. When evaluating long term performance, the Russell 2000® Growth Index better reflects the investment style of the fund. (c) The Russell 2000® Growth Index is an unmanaged index comprised of Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. (d) The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index. The Russell 3000® Index measures the performances of the 3,000 largest U.S. companies based on total market capitalization. (e) The returns of the Russell 2000® Index and the Russell 2000® Growth Index do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)	None

Annual fund operating expenses (expenses deducted from fund assets):
Class I
Investment Advisory Fees	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.30%
Acquired Fund Fees and Expenses(a)	0.11%
Total Annual Fund Operating Expenses(b)	1.01%

(a) Acquired Fund Fees and Expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds.

(b) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund fees to the extent that Class I annual operating expenses exceed .95% of the class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
I shares	$103	$322	$558	$1,236

Portfolio Managers  I  Bert L. Boksen CFA, a Managing Director and Senior Vice President of Eagle, is responsible for the day-to-day management of the fund’s investment portfolio. Eric Mintz, CFA, serves as Assistant Portfolio Manager for the fund.

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Eagle Mutual Funds

SMALL CAP CORE VALUE FUND	03.01.2009

Investment objective  I  The Eagle Small Cap Core Value Fund (“Small Cap Core Value Fund” or the “fund”) seeks capital growth. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  The Small Cap Core Value Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equities of small-capitalization companies. This policy will not be changed without 60 calendar days advance notice to shareholders. Small-cap companies are those, at time of purchase, with market capitalizations equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period (approximately $7.87 billion during the 12-month period ended December 31, 2008). The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index.

The fund’s portfolio managers use a value approach to select the fund’s investments. Using this investment style, the portfolio managers seek securities selling at discounts to their underlying values and then hold these securities until the market values reflect their intrinsic values. In making that assessment of value, the portfolio managers employ a bottom-up analytic style and perform fundamental research. A bottom-up method of analysis emphasizes the outlook at the company and industry level versus reliance on the general economy and/or market trends. Factors that the portfolio managers look for in selecting investments include:

•	Favorable expected returns relative to perceived risk;

•	Management with demonstrated ability and commitment to the company;

•	Above average potential for earnings and revenue growth;

•	Low market valuations relative to forecasted earnings, book value, cash flow and sales;

•	Turnaround potential for companies that have been through difficult periods;

•	Low debt levels relative to total capitalization; and

•	Strong industry fundamentals, such as increasing or sustainable demand and barriers to entry.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100%

of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

Principal risks  I  The greatest risk of investing in a mutual fund is you could lose money. This fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Market timing risk arises because a fund’s value may be affected by market timing, especially in small-cap securities;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Performance  I  No performance information is presented for the fund because the fund has not been in existence for a complete calendar year. In the future, performance information will be presented in this section.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Core Value Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Class I
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds whichever is lower)	None
Redemption Fee (as a % of amount redeemed, if applicable)	None

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Eagle Mutual Funds

SMALL CAP CORE VALUE FUND	03.01.2009

Class I
Investment Advisory Fees	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	1.07%
Total Annual Fund Operating Expenses(a)	1.67%
Fee Reduction	(0.72)%
Net Expenses	0.95%

(a) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund fees to the extent that Class I annual operating expenses exceed .95% of the class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Small Cap Core Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and estimates of total annual fund operating expenses expected to be incurred are used to calculate costs in Years 2 and 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3
I shares	$97	$424

Portfolio Managers  I  David M. Adams and John “Jack” McPherson each are Managing Directors of Eagle Boston Investment Management, Inc. (“EBIM”). Mr. Adams serves as the Lead Portfolio Manager with Mr. McPherson serving as the Co-Portfolio Manager. They are both responsible for the day-to-day management of the fund.

Historical performance of accounts similar to the fund

As of the date of this prospectus, the fund has not been in existence for a full year and, thus, the fund does not have performance history for a complete calendar year. The performance shown below is not the performance of the Small Cap Core Value Fund and is not a guarantee of future results in managing the fund. This composite performance information should not be considered a substitute for the fund’s performance.

The performance information included below (“EBIM Composite”) has been provided by EBIM and is designed to show you how accounts managed by the portfolio managers have performed over various periods in the past. The EBIM Composite is comprised of two components: (a) actual performance of a registered investment company managed by the portfolio managers at their prior employer through October 31, 2006 and (b) a composite of accounts managed at EBIM since November 1, 2006. The EBIM Composite includes all of the accounts managed in a similar manner by the portfolio managers in the Small Cap Core Value strategy. The EBIM Composite is net of the Small Cap Core Value Fund’s contractual Class A share maximum operating expenses (1.40% through the period ending December 31, 2008). Certain investment, diversification and tax law limitations that are imposed on registered investment companies such as the fund are not applicable to the EBIM Composite and may have adversely affected the performance of the EBIM Composite had they been applicable.

Average annual total return (for the period ended December 31, 2008):
	1-Year	3-Years	5-Years
EBIM Composite	(34.60)%	(6.53)%	2.04%
Russell 2000® Index(a) (reflects no deduction for fees, expenses or taxes)	(33.79)%	(0.93)%	3.02%

(a) The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index. The Russell 3000® Index measures the performances of the 3,000 largest U.S. companies based on total market capitalization. The returns of the Russell 2000® Index do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

The performance shown was prepared by EBIM and not the Manager. The current composite performance may vary from that shown.

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Eagle Mutual Funds

ADDITIONAL INFORMATION ABOUT RISK FACTORS	03.01.2009

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the funds. The following table identifies the primary risk factors of each fund in light of their respective principal investment strategies. These risk factors are explained following the table.

	Capital Appreciation	Growth & Income	International Equity	Large Cap Core	Mid Cap Growth	Mid Cap Stock	Small Cap Growth	Small Cap Core Value
Covered call options		X
Credit		X	X
Derivatives			X
Emerging markets			X
Focused holdings	X			X
Foreign securities	X	X	X
Govt sponsored enterprises		X
Growth stocks	X	X	X	X	X	X	X	X
High-yield securities		X	X
Interest rates		X	X
Market timing activities		X	X				X	X
Mid-cap companies	X	X	X		X	X	X	X
Other investment companies			X
Portfolio turnover			X		X	X
Sectors	X		X	X		X
Small-cap companies	X				X	X	X	X
Stock market	X	X	X	X	X	X	X	X
Value stocks		X		X		X		X

Covered call options  I  Because a fund may write covered call options, a fund may be exposed to risk stemming from changes in the value of the stock that the option is written against. While call option premiums may generate incremental portfolio income, they also can limit gains from market movements.

Credit  I  A fund could lose money if the issuer of a fixed-income security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most fixed-income securities, but generally is not a factor for U.S. government obligations.

Derivatives  I  A fund may use derivatives such as futures contracts, foreign currency forward contracts and options on futures to adjust the risk/return characteristics of its investment portfolio. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies. There can be no assurance that any strategy used will succeed. If a fund’s portfolio manager incorrectly forecasts stock market values or currency exchange rates in utilizing a strategy for the fund, the fund could lose money.

Emerging markets  I  When investing in emerging markets, the risks mentioned below of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. In addition, there may be more volatile rates of return.

Focused holdings  I  For funds that normally hold a core portfolio of stocks of fewer companies than other more diversified funds, the increase or decrease of the value of a single stock may have a greater impact on the fund’s NAV and total return.

Foreign securities  I  Investments in foreign securities involve greater risks than investing in domestic securities. As a result,

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Eagle Mutual Funds

ADDITIONAL INFORMATION ABOUT RISK FACTORS	03.01.2009

a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Government sponsored enterprises  I  Investments in government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

Growth stocks  I  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-yield securities  I  Investments in securities rated below investment grade, or “junk bonds”, generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Interest rates  I  Investments in investment-grade and non-investment grade fixed-income securities are subject to interest rate risk. The value of a fund’s fixed income investments typically will fall when interest rates rise. A fund is particularly sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Yields of debt securities will fluctuate over time.

Market timing activities  I  Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While Eagle Fund Services, Inc. (“EFS”) monitors trading in the fund, there is no guarantee that it can detect all market timing activities.

Mid-cap companies  I  Investments in medium-capitalization companies generally involve greater risks than investing in larger, more established companies. Mid-cap companies often have narrower commercial markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, mid-cap companies may have less market liquidity than large-cap companies.

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Eagle Mutual Funds

ADDITIONAL INFORMATION ABOUT RISK FACTORS	03.01.2009

Other investment companies and ETFs  I  Investments in the securities of other investment companies and ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a fund becomes a shareholder of that investment company or ETF. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations. As a shareholder, the fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the fund’s investment will decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate a fund’s holdings at the most optimal time, adversely affecting the fund’s performance.

Portfolio turnover  I  A fund may engage in more active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in additional tax consequences to investors and adversely affect performance.

Sectors  I  Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Small-cap companies   I  Investments in small-cap companies generally involve greater risks than investing in mid- or large- capitalization companies. Small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small-cap companies may have less market liquidity than mid-cap and large-cap companies.

Stock market  I  The value of a fund’s stock holdings may decline in price because of changes in prices of its holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Value stocks  I  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

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Management of the Funds

PROSPECTUS	03.01.2009

Manager

Eagle Asset Management, Inc. (“Eagle” or “Manager”) located at 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser and administrator for each fund. Eagle manages, supervises and conducts the business and administrative affairs of these funds and other mutual funds. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”) which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. As of December 31, 2008, Eagle had approximately $17.8 billion of assets under management. The basis for the approval of each Investment Advisory contract is contained in the annual report for the period ended October 31, 2008. The table below contains the effective investment advisory fee rate for the last fiscal year for each fund, which takes into account fee caps, fee recovery and breakpoints, as applicable. For funds that have breakpoints in their fee rate, the advisory fee rate for funds may decline as assets increase.

Fees charged
Capital Appreciation Fund	0.60%
Growth & Income Fund	0.56%
International Equity Fund	0.72%
Large Cap Core Fund	0.60%
Mid Cap Growth Fund	0.60%
Mid Cap Stock Fund	0.55%
Small Cap Growth Fund	0.60%
Small Cap Core Value Fund(a)	0.60%

(a) Advisory fee expected to be incurred during the period ending October 31, 2009.

Each fund has entered into an Administrative Agreement with Eagle under which each fund pays Eagle 0.10% of average daily net assets for various administrative services.

Subadvisers

Eagle may allocate and change allocations the assets of a fund among one or more investment subadvisers, subject to review by the Board of Trustees (the “Board”). In the future, Eagle may propose the addition of one or more additional subadvisers, subject to approval by the Board and, if required by the Investment Company Act of 1940, fund shareholders. Pursuant to an exemptive order from the Securities and Exchange Commission, Eagle is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers (except affiliated subadvisers) for each fund without approval of fund shareholders, but subject to approval of the Board. The Prospectus will be supplemented if additional investment subadvisers are retained or the contract with any existing subadviser is terminated. Eagle has selected the following subadvisers to provide investment advice and portfolio management services to the funds’ portfolios:

•

Artio Global Management LLC (“Artio Global”), 330 Madison Avenue, New York, New York 10017, the subadviser to the International Equity Fund, is a subsidiary of Julius Baer Group, of Zurich, Switzerland. As of December 31, 2008, Artio Global had approximately $45.2 billion of assets under management.

•

Eagle Boston Investment Management, Inc. (“EBIM”), previously known as Awad Asset Management, Inc., serves as the subadviser to the Small Cap Core Value Fund. As of December 31, 2008, EBIM, 880 Carillon Parkway, St. Petersburg, Florida 33716, a wholly owned subsidiary of Eagle, had approximately $323 million of assets under management.

•

Goldman Sachs Asset Management L.P. (“GSAM”), 2502 Rocky Point Drive, Tampa, Florida 33607, serves as the subadviser to the Capital Appreciation Fund. As of September 30, 2008, GSAM, a business unit of the Investment Management Division of Goldman, Sachs & Co., had approximately $711.9 billion of assets under management.

•

Thornburg Investment Management, Inc. (“Thornburg”) 2300 Ridgetop Road, Santa Fe, New Mexico 87506, serves as the subadviser to the Growth & Income Fund. As of December 31, 2008, Thornburg had approximately $34  billion of assets under management.

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of each investment portfolio:

•

Capital Appreciation Fund — Steven M. Barry and David G. Shell have been responsible for the day-to-day management of the fund’s investment portfolio since 2002. Messrs. Barry and Shell are Chief Investment Officers (“CIOs”) and Portfolio Managers of GSAM’s “Growth Team”. All members of the Growth Team discuss their research analysis and recommendations at investment strategy meetings and reach a consensus on whether a business is worthy of a position in the portfolio. CIOs are accountable for all portfolio construction decisions and determine the appropriate weight for each investment.

•

Growth & Income Fund — William V. Fries, CFA and Cliff Remily, CFA are Co-Portfolio Managers of the fund and responsible for the day-to-day management of the fund. Mr. Fries has been a Managing Director and Portfolio

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Management of the Funds

PROSPECTUS	03.01.2009

Manager at Thornburg since 1995. Mr. Fries has been responsible for the day-to-day management of the investment portfolio since 2001. Mr. Remily joined Thornburg in 2006 as an Equity Research Analyst. Prior to joining Thornburg, he served as an Equity Analyst for Brandes Investment Partners from 2005 to 2006 and for Zacks Investment Research from 2004 to 2005. He has been a Co-Portfolio Manager and responsible for the day-to-day management of the investment portfolio since January 2009.

•

International Equity Fund — Richard C. Pell and Rudolph-Riad Younes, CFA have shared responsibility for the day-to-day management of the investment portfolio since 2002. Mr. Pell, Chief Executive Officer and Chief Investment Officer, joined Artio Global as Chief Investment Officer (USA) in 1995. Mr. Younes, Head of Global Equities, joined Artio Global in 1993.

•

Large Cap Core Fund — The Large-Cap Core Team of Eagle has been responsible for the day-to-day management of the fund since inception. The team is comprised of four Co-Portfolio Managers, each of whom is responsible for all aspects of the management of the fund: Richard H. Skeppstrom II, E. Craig Dauer, CFA, John G. Jordan, III, CFA, and Robert Marshall. Mr. Skeppstrom leads the team and has been a Managing Director of Eagle since 2001. Messrs. Dauer and Jordan have been Co-Portfolio Managers on the Large-Cap Core Team since 2001. Mr. Marshall has been a Co-Portfolio Manager on the Large-Cap Core Team since 2002.

•

Mid Cap Growth Fund — Bert L. Boksen, CFA has been responsible for the day-to-day management of the investment portfolio since inception. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle since 1995. Christopher Sassouni, D.M.D. has been Assistant Portfolio Manager and Vice President since 2006 and assists Mr. Boksen in the responsibilities of managing the fund. Previously, Mr. Sassouni served as a Senior Research Analyst with Eagle since 2003. Eric Mintz, CFA, has been

Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Mintz assists Mr. Boksen in the responsibilities of managing the fund. Previously, Mr. Mintz served as Vice President of equity research for the Oakmont Corporation from 1999 to 2005.

•

Mid Cap Stock Fund — Todd McCallister, Ph.D., CFA, Managing Director and Senior Vice President of Eagle, and Stacey Serafini Thomas, CFA, Vice President of Eagle, are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund’s investment portfolio. Mr. McCallister joined Eagle in 1997 and has served as the fund’s Portfolio Manager since inception. Ms. Thomas joined Eagle in 1999 and prior to her appointment as the fund’s Co-Portfolio Manager in 2005 served as the fund’s Assistant Portfolio Manager from 2000 to 2005.

•

Small Cap Growth Fund — Bert L. Boksen has been responsible for the day-to-day management of a portion of the fund since 1995. As of November 1, 2008, Mr. Boksen is responsible for the day-to-day management of the entire fund. Eric Mintz, CFA, has been Assistant Portfolio Manager since 2008.

•

Small Cap Core Value Fund — David M. Adams and John (“Jack”) McPherson are Managing Directors of EBIM. Mr. Adams serves as the Lead Portfolio Manager and Mr. McPherson serves as the Co-Portfolio Manager. Both have been responsible for the day-to-day management of the fund’s investment portfolio since inception. Prior to joining EBIM, Mr. Adams was with Pioneer Investment Management from 1994 to 2006 and served as a Portfolio Manager and Head of Small-Cap Investing from 2002 to 2006. Prior to joining EBIM, Mr. McPherson was a Portfolio Manager with Pioneer Investment Management from 2002 to 2006.

Additional information about portfolio manager compensation, other accounts managed by the portfolio managers, and portfolio manager ownership of fund shares is found in the Statement of Additional Information (“SAI”).

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Distribution of Fund Shares

PROSPECTUS	03.01.2009

Distributor

Eagle Fund Distributors, Inc. (“Distributor”), a wholly-owned subsidiary of Eagle, serves as the distributor of the funds. The Distributor may compensate other broker-dealers to promote sales of fund shares. The Distributor’s role is that of an underwriter and it serves only as an agent for accepting shareholder instructions and does not maintain brokerage accounts for any shareholders.

Rule 12b-1 Distribution Plan

The funds do not incur any direct distribution expenses related to I shares. However, the funds have adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by Eagle or any third party out of its own resources in accordance with the Investment Advisory and Administration Agreement to be used for the sale and distribution of fund I shares.

Payments to Financial Intermediaries

Eagle, the Distributor or one or more of their corporate affiliates (“Affiliate” or “Affiliates”) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the funds. Eagle or the Distributor may also make cash payments to one or more of its Affiliates. Cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. Eagle or its Affiliates may make these payments from their own resources and the Distributor may make such payments from the retention of underwriting concessions or 12b-1 fees. In this context, the term “financial intermediaries” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with Eagle, the Distributor and/or an Affiliate.

Eagle or its Affiliates make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the funds. The benefits that Eagle and its Affiliates receive when these payments are made include, among other things, placing the funds on the financial intermediary’s funds sales system, possibly placing the funds on the financial intermediary’s preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the funds in its fund sales system (on its “sales shelf”). Eagle and its Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments Eagle or its Affiliates make may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (“Asset-Based Payments”). Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. The revenue sharing payments Eagle or its Affiliates make may be also calculated on sales of new shares in the funds attributable to a particular financial intermediary (“Sales-Based Payments”). Sales-Based Payments may create incentives for the financial intermediary to, among other things, sell more shares of a particular fund or to switch investments between funds frequently. An individual intermediary may receive both Asset-Based Payments and Sales-Based Payments.

Eagle or its Affiliates also may make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges, cash sweep payments, or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which Eagle’s or its Affiliates’ personnel may make presentations on the funds to the financial intermediary’s sales force). Financial intermediaries may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. An Affiliate may also make payments to financial intermediaries for these services, to the extent that these services replace services that would otherwise be provided by the funds’ transfer agent or otherwise would be a direct obligation of the funds. The funds may reimburse the Affiliate for these payments as transfer agent out-of-pocket expenses.

Eagle and its Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the funds or retain shares of the funds in their clients’ accounts, Eagle and its Affiliates benefit from the incremental management and other fees paid to Eagle and its Affiliates by the funds with respect to those assets.

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Distribution of Fund Shares

PROSPECTUS	03.01.2009

You can find further details about these payments and the services provided by financial intermediaries in the fund’s SAI. In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial intermediary about any payments it receives from Eagle or its Affiliates or the funds, as well as about fees and/or commissions it charges.

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Your Investment

PROSPECTUS	03.01.2009

How To Invest

Minimum initial investment and subsequent purchases  I  For individual investors and qualified institutions purchasing shares for their own account, the minimum initial investment is $2,500,000. Qualified institutions include corporations, banks, insurance companies, endowments, foundations and trusts. EFS may waive any of these minimums at its sole discretion. Further, Class I shares are available to investors purchasing through a financial intermediary within a “wrap”, asset allocation or other fee based advisory program (“Fee Based Program”), provided that the Fee Based Program sponsor has selected this class of shares as an acceptable investment for this Fee Based Program and entered into a distribution arrangement with the Distributor for the Fee Based Program. Minimum investments for initial and subsequent purchase are set by the Fee Based Program sponsor. You must contact your intermediary to purchase Class I shares in this manner.

Through your financial advisor  I  You may invest in a fund by contacting your financial advisor. Your financial advisor can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives. Your financial advisor or broker will transmit your request to the fund. Your broker may also designate other intermediaries to receive orders on the fund’s behalf.

By mail  I  You may invest in a fund by completing and signing an account application available from the transfer agent. Indicate the fund, the class of shares and the amount you wish to invest. If you do not specify a share class, we will automatically choose Class A shares, which include a front-end sales charge. Checks must be drawn on an account at a U.S. bank and made payable to the specific fund and class being purchased. Mail the application and your payment to:

Eagle Fund Services, Inc.

P.O. Box 33022

St. Petersburg, FL 33733-8022

By telephone  I  If you provide your bank account information, EFS can initiate a purchase from that account. Complete the appropriate sections of the Eagle account application and attach a voided check to activate this service. This method cannot be used to open a new account.

By periodic investment program  I  We offer the following plans to allow you to make regular, automatic investments into a fund. You determine the amount and frequency of your investments. You can terminate your plan at any time.

•

From your bank account — You may instruct us to transfer funds from a specific bank checking account to your Eagle account. This service is only available in instances in which the transfer can be effected by electronic transfer. Complete the appropriate sections of the account application or the Eagle Direct Payment Plan form to activate this service. EFS reserves the right to cancel a periodic investment program if payment from your bank is rejected for two consecutive months or if you make regular withdrawals from your account without maintaining the minimum balance.

•	Automatic exchange — You may make automatic regular exchanges between two or more Eagle mutual funds. These exchanges are subject to the exchange requirements discussed below.

The intent of these plans is to encourage you to increase your Eagle account balance to the fund’s minimum investment. If you discontinue any of these plans, or make regular withdrawals from your account without maintaining the minimum balance, we may require you to buy more shares to keep your account open.

By wire  I  You may invest in a fund by Federal Reserve wire sent from your bank in U.S. Dollars. Mail your completed and signed account application to EFS. Contact EFS at 800.421.4184 or your financial advisor to obtain wire instructions and your account number before sending the wire. Your bank may charge a wire fee.

How To Sell Your Investment

You can sell (redeem) shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds generally will be made the next business day after your order is received. Contact your financial intermediary or financial advisor to sell shares of a fund.

How To Exchange Your Shares

You can exchange Class I shares of one Eagle fund for Class I shares of any other Eagle fund that offers such shares, subject to the investment requirements of that fund. Obtain a prospectus of that fund from your financial advisor, EFS or through our website, eagleasset.com. Contact your financial intermediary to exchange shares of a fund.

Each Eagle mutual fund may terminate the exchange privilege upon 60 days notice.

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Your Investment

PROSPECTUS	03.01.2009

Account and Transaction Policies

Valuation of securities  I  The price of each fund’s shares is the fund’s NAV per share. Each fund determines the NAV of its shares on each day the NYSE is open for business, as of the close of the regular trading session (typically 4:00 p.m.), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the fund is priced, Eagle is not required to revalue the fund.

Generally, the funds value portfolio securities for which market quotations are readily available at market value; however, a fund may adjust the market quotation price to reflect events that occur between the close of those markets and the fund’s determination of NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The quotation may be unreliable because the security is not traded frequently;

•	Trading on the security ceased before the close of the trading market;

•	Security is newly issued;

•	Issuer specific events occurred after the security ceased trading; or

•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by an independent pricing service, which is periodically approved by the Board. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Board. The fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Board. Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of associates of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Specific types of securities are valued as follows:

•

Domestic Exchange Traded Equity Securities — Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Eagle will value the security at fair value in good faith using the Procedures.

•

Foreign Equity Securities — If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fund may fair value a security if certain events occur between the time trading ends on a particular security and the fund’s NAV calculation. The fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Eagle also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market

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Your Investment

PROSPECTUS	03.01.2009

where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the NAV of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

•

Fixed Income Securities — Government, corporate, asset-backed and municipal bonds and convertible securities, including high-yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using Procedures.

•	Short-term Securities — The funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

•	Futures and Options — Futures and options are valued on the basis of market quotations, if available.

Timing of orders  I  All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been received in “good order” by an authorized agent of the funds. Orders are accepted until the close of regular trading on the NYSE every business day, normally 4:00 p.m., and are executed the same day at that day’s NAV. To ensure this occurs, the Distributor and/or dealers are responsible for transmitting all orders to the funds in compliance with their contractual deadline.

Good order requirements  I  For the funds to process your request, it must be in “good order.” Good order means that you have provided sufficient information necessary to process your request as outlined in this prospectus, including any required signatures, documents and medallion signature guarantees.

Further, there must not be any restrictions applied to your account. Your request is not considered to be in “good order” by the fund until it meets these requirements.

Customer identification and verification procedures  I  The funds are required under the USA PATRIOT Act to obtain certain information about you in order to open an account. You must provide EFS with the name, physical address (not a P.O. Box), Social Security or other taxpayer ID number and date of birth of all owners of the account. For entities such as corporations or trusts, the person opening the account on the entity’s behalf must provide this information. EFS will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, EFS may employ additional verification methods or refuse to open your account. Under certain circumstances, it may be appropriate for EFS to close or suspend further activity in an account.

Restrictions on orders  I  The funds and the Distributor reserve the right to reject any purchase or exchange order for any reason and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of a fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when a fund cannot determine the value of its assets or sell its holdings.

Website  I  Subject to availability by your financial institution, you may access your account information, including balances and transaction history through our website, eagleasset.com. Additional information, including current fund performance and various account forms and agreements, is also available on our website.

Redemption-in-kind  I  Although the funds generally intend to pay redemption proceeds solely in cash, the funds have reserved the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (this is known as a redemption-in-kind). If the amount of the sale is at least either $250,000 or 1% of a fund’s assets, we may give you securities from the fund’s portfolio instead of cash. To the extent the funds redeem their shares in marketable securities, the shareholder assumes any risk of the market price of such securities fluctuating. In addition, the shareholder will bear any brokerage and related costs incurred in disposing of or selling the securities it receives from the funds.

Accounts with below-minimum balances  I  If your account balance falls below $500 as a result of selling shares (and not because

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Your Investment

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of performance or sales charges), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, each fund reserves the right to close your account and send the proceeds to your address of record.

Market timing  I  Market timing typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings — for example, when the fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. . The NAV for the International Equity Fund and the Growth & Income Fund may reflect price differentials because they invest in foreign securities. Each fund generally prices its foreign securities using fair valuation procedures approved by the Board as part each fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before each fund prices its shares. Excessive trading or market timing can be disruptive to a fund’s efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of a fund and increase taxes, all of which could reduce the return to fund shareholders.

The Board has adopted policies reasonably designed to deter short-term trading of fund shares. The funds will not enter into agreements to accommodate frequent purchases or exchanges. Further, the funds and EFS have adopted the following guidelines:

•	EFS reviews transaction activity, using established criteria, to identify transactions that may signal excessive trading.

•

EFS may reject any purchase or exchange orders, in whole or in part, that in its opinion, appear excessive in frequency and/or amount or otherwise potentially disruptive to a fund. EFS may consider the trading history of accounts under common ownership or control in this determination.

•	All shareholders are subject to these restrictions. Eagle reserves the right to reject combined or omnibus orders in whole or in part.

•

EFS seeks the cooperation of broker-dealers and other financial intermediaries by various methods such as entering into agreements whereby EFS will request information regarding the identity of specific investors, transaction information and restricting the ability of particular investors to purchase fund shares.

•	While EFS applies the above policies, there is no guarantee that all market timing will be detected.

Disclosure of portfolio holdings  I  Periodically, customers of the funds express interest in having current portfolio holdings disclosed to them more often than required by law or regulation. To satisfy this request, the funds have adopted a policy on disclosing portfolio holdings to properly manage this process to ensure confidentiality and proper use of this information. A description of the funds’ policy is included in the SAI. Portfolio information can be found on our website, eagleasset.com.

Account statements  I  If you purchase shares directly from a fund, you will receive monthly or quarterly statements detailing fund balances and all transactions completed during the prior period and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly or quarterly statements. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and statements and immediately notify EFS or your financial advisor or any discrepancies.

Dividends, Capital Gain Distributions and Taxes

Distributions and taxes  I  Each fund annually distributes to its shareholders dividends from its net investment income. Net investment income generally consists of dividends and interest income received on investments, less expenses.

The dividends you receive from a fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the 15% maximum federal income tax rate applicable (through 2010) to dividends paid to individuals.

Each fund may also distribute capital gains to its shareholders normally once a year. A fund generates capital gains when it sells assets in its portfolio for profit. Capital gains distributions are taxed differently depending on how long the fund held the asset (not on how long you hold your shares). Distributions of capital gains recognized on the sale of assets held for one year or less (net short-term capital gains) are taxed as ordinary income; distributions of capital gains recognized on the sale of assets held longer than that (net long-term capital gains) are taxed at lower capital gains rates. The federal alternative minimum tax (“AMT”) may apply in certain cases, even in a “tax-free” fund. Tax laws and rates may change over time. Please consult a tax professional for more information.

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Your Investment

PROSPECTUS	03.01.2009

Fund distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing fund at NAV (without sales charge) unless you opt to take your distributions in cash, in the form of a check, or direct them for purchase of shares in the same class of another Eagle mutual fund.

In general, selling or exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

Type of transactions	Tax status and rate
Income dividends	Ordinary income; may be eligible for 15% maximum rate for individuals
Net short-term capital gain distributions	Ordinary income
Net capital gain distributions	Long-term capital gains; generally eligible for 15% maximum rate for individuals
Sales or exchanges of fund shares owned for more than one year	Long-term capital gains or losses (capital gains rate, as described above)
Sales or exchanges of fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

Income dividend distributions will vary by class and are anticipated to be generally higher for Class A shares (because that class’s expense ratio is lower).

Withholding taxes  I  If you are a non-corporate shareholder and a fund does not have your correct Social Security or other taxpayer ID number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) a portion of your distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized). If you otherwise are subject to backup withholding, we also must withhold and pay to the IRS a portion of your distributions. Any tax withheld may be applied against the tax liability on your tax return. State law may also require us to withhold and pay to your state of residence a portion of your distributions and redemption proceeds.

Tax reporting  I  If your account has taxable distributions, withholding or other activity required to be reported to the IRS, we will send you the appropriate tax form that reflects the amount and tax status of that activity. Such tax forms will be mailed early in the year for the prior calendar year in accordance with current IRS guidelines. Generally, fund distributions are taxable to you in the year you receive them. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

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Financial Highlights

PROSPECTUS	03.01.2009

Because the funds commenced offering Class I shares in 2006 there is less than five years worth of financial information available on Class I shares. The financial highlights table shown below provides financial information for Class I shares since its commencement of operations and for Class A shares, which is not offered in this prospectus but that would be substantially similar because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The information provided for Class I shares of the funds is intended to help you understand the performance of the Class I shares of the fund for the periods indicated. Certain information reflects financial results for a single Class I share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). The table is a part of the funds’ financial statements, which are included in their annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm, whose report is included in the funds’ annual reports.

				From investment operations				Dividends & distributions				Ratios to average daily net assets (%)
Fiscal periods			Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)		Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered		Without expenses waived/ recovered		Net income (loss)		Portfolio turnover rate (%)	Total return (%) (a)		Ending net assets (millions)
Beginning	Ending
Eagle Capital Appreciation Fund
Class A
11/01/07	10/31/08	*	$35.99	($0.13)	($12.71)		($12.84)	$—	($4.57)	($4.57)	$18.58	1.20		1.20		(0.45)		61	(40.38)		$329
11/01/06	10/31/07	*	29.67	0.04	6.46	(b)	6.50	—	(0.18)	(0.18)	35.99	1.20		1.20		0.11		62	22.02		566
09/01/06	10/31/06	*(c)	28.59	(0.01)	1.09	(b)	1.08	—	—	—	29.67	1.23	(d)	1.23	(d)	(0.19	)(d)	7	3.78	(e)	387
09/01/05	08/31/06	*	26.28	(0.06)	2.37	(b)	2.31	—	—	—	28.59	1.19		1.19		(0.23)		58	8.79		378
09/01/04	08/31/05	*	22.85	—	3.43	(b)	3.43	—	—	—	26.28	1.18		1.18		0.01		42	15.01		391
09/01/03	08/31/04		21.82	(0.08)	1.11		1.03	—	—	—	22.85	1.19		1.19		(0.39)		27	4.72		321
Class I*
11/01/07	10/31/08		36.21	—	(12.86)		(12.86)	—	(4.57)	(4.57)	18.78	0.79		0.79		(0.01)		61	(40.16)		10
11/01/06	10/31/07		29.73	0.17	6.49	(b)	6.66	—	(0.18)	(0.18)	36.21	0.80		0.80		0.51		62	22.51		51
09/01/06	10/31/06	(c)	28.63	0.01	1.09	(b)	1.10	—	—	—	29.73	0.85	(d)	0.85	(d)	0.20	(d)	7	3.84	(e)	30
03/21/06	08/31/06		28.93	0.01	(0.31	)(b)	(0.30)	—	—	—	28.63	0.91	(d)	0.91	(d)	0.07	(d)	58	(1.04	)(e)	26
Eagle Growth & Income Fund
Class A*
11/01/07	10/31/08		17.77	0.37	(6.27)		(5.90)	(0.35)	(1.81)	(2.16)	9.71	1.35		1.33		2.75		64	(37.25)		61
11/01/06	10/31/07		14.68	0.36	3.60	(b)	3.96	(0.34)	(0.53)	(0.87)	17.77	1.35		1.40		2.28		63	28.17		96
10/01/06	10/31/06	(c)	14.43	0.02	0.34	(b)	0.36	(0.11)	—	(0.11)	14.68	1.35	(d)	1.56	(d)	1.33	(d)	4	2.52	(e)	68
10/01/05	09/30/06		13.81	0.38	1.43	(b)	1.81	(0.34)	(0.85)	(1.19)	14.43	1.35		1.42		2.74		54	13.90		68
10/01/04	09/30/05		11.80	0.28	1.99	(b)	2.27	(0.26)	—	(0.26)	13.81	1.35		1.51		2.13		73	19.41		45
10/01/03	09/30/04		11.10	0.16	0.68		0.84	(0.14)	—	(0.14)	11.80	1.35		1.50		1.31		80	7.57		41
Eagle International Equity Fund
Class A*
11/01/07	10/31/08		36.52	0.32	(16.15)		(15.83)	—	(2.89)	(2.89)	17.80	1.41		1.41		1.11		115	(46.77)		73
11/01/06	10/31/07		29.97	0.27	8.87	(b)	9.14	(0.47)	(2.12)	(2.59)	36.52	1.47		1.41		0.83		56	32.58		166
11/01/05	10/31/06		25.20	0.24	6.73	(b)	6.97	(0.16)	(2.04)	(2.20)	29.97	1.71		1.53		0.86		58	29.31		91
11/01/04	10/31/05		20.95	0.09	4.49	(b)	4.58	(0.33)	—	(0.33)	25.20	1.78		2.00		0.38		78	21.98		50
11/01/03	10/31/04		17.93	0.05	3.12		3.17	(0.15)	—	(0.15)	20.95	1.78		2.15		0.24		162	17.74		29
Eagle Large Cap Core Fund
Class A*
11/01/07	10/31/08		17.95	0.17	(6.52)		(6.35)	(0.13)	(0.77)	(0.90)	10.70	1.26		1.26		1.14		43	(37.08)		12
11/01/06	10/31/07		16.54	0.13	1.48	(b)	1.61	(0.08)	(0.12)	(0.20)	17.95	1.36		1.28		0.73		45	9.85		27
11/01/05	10/31/06		14.29	0.09	2.16	(b)	2.25	—	—	—	16.54	1.53		1.52		0.57		43	15.75		23
05/02/05	10/31/05		14.29	(0.01)	0.01	(b)	—	—	—	—	14.29	1.65	(d)	3.25	(d)	(0.09	)(d)	66	—	(e)	19
Class I*
11/01/07	10/31/08		18.01	0.20	(6.51)		(6.31)	(0.20)	(0.77)	(0.97)	10.73	0.95		1.04		1.39		43	(36.86)		130
11/01/06	10/31/07		16.60	0.19	1.48	(b)	1.67	(0.14)	(0.12)	(0.26)	18.01	0.95		1.06		1.12		45	10.22		183
03/03/06	10/31/06		15.17	0.08	1.35	(b)	1.43	—	—	—	16.60	0.95	(d)	1.23	(d)	0.87	(d)	43	9.43	(e)	128

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Financial Highlights

PROSPECTUS	03.01.2009

			From investment operations				Dividends & distributions				Ratios to average daily net assets (%)
Fiscal periods		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)		Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered		Without expenses waived/ recovered		Net income (loss)		Portfolio turnover rate (%)	Total return (%) (a)	Ending net assets (millions)
Beginning	Ending
Eagle Mid Cap Growth Fund
Class A*
11/01/07	10/31/08	$34.48	($0.20)	($10.29)		($10.49)	$—	($5.36)	($5.36)	$18.63	1.30		1.30		(0.74)		141	(35.68)	$86
11/01/06	10/31/07	28.11	(0.24)	9.18	(b)	8.94	—	(2.57)	(2.57)	34.48	1.36		1.36		(0.80)		98	34.28	130
11/01/05	10/31/06	26.72	(0.14)	2.95	(b)	2.81	—	(1.42)	(1.42)	28.11	1.29		1.29		(0.49)		111	10.70	135
11/01/04	10/31/05	25.26	(0.22)	2.89	(b)	2.67	—	(1.21)	(1.21)	26.72	1.34		1.34		(0.81)		75	10.66	127
11/01/03	10/31/04	23.92	(0.23)	1.57		1.34	—	—	—	25.26	1.38		1.38		(0.92)		92	5.60	80
Class I*
11/01/07	10/31/08	34.69	(0.12)	(10.38)		(10.50)	—	(5.36)	(5.36)	18.83	0.95		1.04		(0.54)		141	(35.46)	0
11/01/06	10/31/07	28.16	(0.11)	9.21	(b)	9.10	—	(2.57)	(2.57)	34.69	0.95		1.08		(0.37)		98	34.83	0
06/21/06	10/31/06	26.63	(0.04)	1.57	(b)	1.53	—	—	—	28.16	0.95	(d)	1.05	(d)	(0.42	)(d)	111	5.75 (e)	0
Eagle Mid Cap Stock Fund
Class A*
11/01/07	10/31/08	32.59	(0.09)	(10.83)		(10.92)	—	(3.33)	(3.33)	18.34	1.15		1.15		(0.34)		176	(37.04)	780
11/01/06	10/31/07	30.12	(0.06)	5.61	(b)	5.55	—	(3.08)	(3.08)	32.59	1.13		1.13		(0.18)		185	20.08	1,312
11/01/05	10/31/06	27.79	(0.10)	4.39	(b)	4.29	—	(1.96)	(1.96)	30.12	1.13		1.13		(0.35)		180	16.18	904
11/01/04	10/31/05	24.57	(0.13)	3.35	(b)	3.22	—	—	—	27.79	1.15		1.15		(0.48)		146	13.11	633
11/01/03	10/31/04	21.67	(0.15)	3.05		2.90	—	—	—	24.57	1.20		1.20		(0.64)		124	13.38	370
Class I*
11/01/07	10/31/08	32.74	—	(10.92)		(10.92)	—	(3.33)	(3.33)	18.49	0.81		0.81		(0.02)		176	(36.85)	79
11/01/06	10/31/07	30.15	0.05	5.62	(b)	5.67	—	(3.08)	(3.08)	32.74	0.81		0.81		0.17		185	20.50	94
06/06/06	10/31/06	28.21	(0.01)	1.95	(b)	1.94	—	—	—	30.15	0.84	(d)	0.84	(d)	(0.15	)(d)	180	6.88 (e)	17
Eagle Small Cap Growth Fund
Class A*
11/01/07	10/31/08	41.33	(0.16)	(12.81)		(12.97)	—	(5.84)	(5.84)	22.52	1.27		1.27		(0.50)		51	(35.81)	189
11/01/06	10/31/07	37.87	(0.15)	6.46	(b)	6.31	—	(2.85)	(2.85)	41.33	1.25		1.25		(0.38)		64	17.65	327
11/01/05	10/31/06	32.93	(0.15)	6.23	(b)	6.08	—	(1.14)	(1.14)	37.87	1.24		1.24		(0.43)		49	18.89	269
11/01/04	10/31/05	32.19	(0.13)	2.43	(b)	2.30	—	(1.56)	(1.56)	32.93	1.30		1.25		(0.39)		50	7.08	225
11/01/03	10/31/04	29.00	(0.16)	3.35		3.19	—	—	—	32.19	1.33		1.33		(0.50)		59	11.00	182
Class I*
11/01/07	10/31/08	41.51	(0.08)	(12.87)		(12.95)	—	(5.84)	(5.84)	22.72	0.93		0.93		(0.27)		51	(35.57)	10
11/01/06	10/31/07	37.91	(0.06)	6.51	(b)	6.45	—	(2.85)	(2.85)	41.51	0.95		0.96		(0.15)		64	18.03	2
06/27/06	10/31/06	33.68	(0.02)	4.25	(b)	4.23	—	—	—	37.91	0.95	(d)	1.08	(d)	(0.14	)(d)	49	12.56 (e)	0

* Per share amounts have been calculated using the monthly average share method.

(a) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges. (b) Redemption fee amounts represent less than $0.01 per share. (c) Denotes a partial period when the Eagle Capital Appreciation Fund and Eagle Growth & Income Fund changed their fiscal and tax year ends to October 31. (d) Annualized. (e) Not annualized.

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For More Information

More information on these funds is available free upon request, including the following:

Financial Reports  I  Additional information about each Fund’s investments is available in each Fund’s annual and semiannual reports to shareholders. In those reports, you will find a discussion of the market conditions and investment strategies that affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)  I  Additional information about each fund and its policies may be found in the SAI. A current SAI is on file with the Securities and Exchange Commission (“Commission”) and is incorporated herein by reference (meaning it is legally considered part of this Prospectus).

To obtain the SAI, the Prospectus, annual report, semiannual report, performance information, an account application, a schedule of portfolio holdings found on Form N-Q, other information or to make an inquiry, contact Eagle Family of Funds:

By mail:	P.O. Box 33022
St. Petersburg, Florida 33733-8022

By telephone:	800.421.4184

By internet:	eagleasset.com

These documents and other information about the funds can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the funds may be viewed on-screen or downloaded from the EDGAR Database on the Commission’s Internet web site at sec.gov; or after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

Eagle offers the ability to receive these documents and other fund information electronically, via notification to an e-mail address you provide. To enroll in this service, visit eagleasset.com. Further, to eliminate unnecessary duplication and reduce the cost to fund shareholders, only one copy of the prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the prospectus or other shareholder reports for each shareholder with the same mailing address, call 800.421.4184 or send an e-mail to: eaglefundservice@eagleasset.com. Eagle Family of Funds is pleased to offer the convenience of viewing shareholder communications, including fund Prospectuses, annual reports, and proxy statements, online at eagleasset.com.

The funds’ Investment Company and Securities Act registration numbers are:

Eagle Capital Appreciation Fund	811-4338	2-98634
Eagle Growth & Income Fund	811-4767	33-7559
Eagle Series Trust	811-7470	33-57986

No dealer, salesperson or other person has been authorized to give any information or to make any representation other than that contained in this prospectus in connection with the offer contained in this prospectus, and, if given or made, such other information or representations must not be relied upon unless having been authorized by the funds or their distributor. This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

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Prospectus

March 1, 2009

Capital Appreciation Fund

Growth & Income Fund

International Equity Fund

Large Cap Core Fund

Mid Cap Growth Fund

Mid Cap Stock Fund

Small Cap Growth Fund

Small Cap Core Value Fund

Retirement Class R-3 and R-5 shares

Privacy Notice

Eagle Family of Funds

These securities have not been approved or disapproved by the Securities and Exchange Commission (“Commission”), nor has the Commission passed upon the accuracy or adequacy of the funds’ prospectus. Any representation to the contrary is a criminal offense.

EAGLE MUTUAL FUNDS

Eagle Mutual Funds

CAPITAL APPRECIATION FUND	03.01.2009

Investment objective  I  The Eagle Capital Appreciation Fund (“Capital Appreciation Fund” or the “fund”) seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  During normal market conditions, the Capital Appreciation Fund seeks to achieve its objective by investing at least 65% of its total assets in common stocks selected for their potential to achieve capital appreciation over the long-term.

The fund’s portfolio management team uses a “bottom-up” method of analysis based on in-depth, fundamental research to determine which stocks to purchase for the fund. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The portfolio management team purchases stock of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase such stocks that appear to be undervalued in relation to the company’s long-term growth fundamentals. The portfolio management team invests in the stocks of companies of any size without regard to market capitalization.

The fund will invest primarily in common stocks of companies that the portfolio management team believes have established positions in their industries and the potential for favorable long-term returns. The true worth of the companies’ stocks, however, may not be recognized by the market or the stocks may be currently out of favor with investors. Although the fund is diversified, it normally will hold a core portfolio of stocks of fewer companies than many other diversified funds. The fund will sell securities when they no longer meet the portfolio management team’s investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds;

•	Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance  I  The bar chart that follows shows the annual investment returns for Class R-5 shares since the inception date of the fund shares. The table that follows compares the fund’s returns for various periods with market benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

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Eagle Mutual Funds

CAPITAL APPRECIATION FUND	03.01.2009

Since the fund’s inception (Class R-5 shares):	Return	Quarter ended
Best Quarter	9.05%	June 30, 2007
Worst Quarter	(33.01)%	December 31, 2008

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	Lifetime
Class R-5 (Inception 10/2/06)
Before Taxes	(45.43)%	(17.07)%
After Taxes on Distributions	(45.43)%	(18.11)%
After Taxes on Distributions and Sale of Fund Shares	(38.62)%	(14.01)%
Indices (reflects no deduction of taxes, fees, expenses)(a)
	1-Year	Lifetime(a)
Russell 1000® Growth Index(b)	(38.44)%	(12.92)%

(a) Results for the indices shown are measured from the inception date of the fund shares. (b) The Russell 1000® Growth Index measures performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values and is representative of U.S. securities exhibiting growth characteristics. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Fund. The fund’s expenses for Class R-3 and R-5 shares are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class R-3	Class R-5
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(a)	0.50%	0.00%
Other Expenses	0.63%	0.29%
Total Annual Fund Operating Expenses(b)	1.73%	0.89%
Fee Reduction	(0.08)%	(0.00)%
Net Expenses	1.65%	0.89%

(a) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of up to 0.50% of average daily assets on Class R-3 shares. (b) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class R-3 annual operating expenses exceed 1.65% of the class’ average daily net assets and Class R-5 annual operating expenses exceed 0.95% of that class’s average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years and any additional periods if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Capital Appreciation Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class R-3 shares, the example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. For Class R-5 shares, the example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
R-3 shares	$168	$537	$931	$2,034
R-5 shares	$91	$284	$493	$1,096

Portfolio Managers  I  Steven M. Barry and David G. Shell are Chief Investment Officers and Senior Portfolio Managers of Goldman Sachs Asset Management, L.P., and are responsible for the day-to-day management of the fund.

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Eagle Mutual Funds

GROWTH & INCOME FUND	03.01.2009

Investment objective  I  The Eagle Growth & Income Fund (“Growth & Income Fund” or the “fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  The fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. Equity investments in the portfolio normally will be weighted in favor of companies that pay dividends. The fund may also own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the fund’s investment subadviser, Thornburg Investment Management, Inc., offer prospects for meeting the fund’s investment goals.

The fund’s portfolio managers adhere to a relative value investment style, employing a “bottom-up” investment process that seeks to acquire promising companies with sound business fundamentals at a time when they believe intrinsic value is not fully recognized by the marketplace. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The portfolio managers’ philosophy defines value in three categories:

•	Basic Value — stocks of financially sound companies with well established businesses that are selling at low valuations relative to the company’s net assets or potential earning power;

•	Consistent Earners — companies that exhibit blue chip characteristics, with steady earnings and dividend growth that are selling at attractive valuations and are priced below historical norms; and

•	Emerging Franchises — value-priced companies in the process of establishing a leading position in a product, service or market that is expected to grow at an above average rate.

The fund generally invests in mid- and large-capitalization companies that are diversified across different industries and sectors. The fund’s portfolio managers consider mid- and large-capitalization companies, collectively, to be those companies that, at the time of initial purchase, have market capitalizations greater than $500 million. The fund may invest up to 30% of its net assets in foreign securities.

Equity securities typically include common stocks including foreign stock, convertible securities, preferred stocks, and real estate investment trusts (“REITs”). The fund may also invest in corporate bonds and government securities, including securities issued by U.S. government-sponsored enterprises, which are not backed by the full faith and credit of the U.S. government and are not guaranteed or insured by the U.S. government. The securities in which the fund may invest may be rated below investment grade by Moody’s Investors Service, Inc. or Standard & Poor’s or, if unrated, deemed to be of comparable quality.

The fund may write covered call options (not to exceed 10% of its total assets) on common stocks in its portfolio or on common stocks into which securities held by it are convertible to earn additional income or buy call options to close out call options it has written. The fund may purchase debt securities of any maturity. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Covered call option risk arises due to potential changes in the value of the stock on which the option is written;

•	Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

•	Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•

Government Sponsored Enterprises (“GSE”) (which are obligations issued by agencies and instrumentalities of the U.S. Government) risk is due to investments in GSEs have variations in the level of support they receive from the U.S. Government;

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Eagle Mutual Funds

GROWTH & INCOME FUND	03.01.2009

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•

Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

•	Market timing risk arises because a fund’s value may be affected by market timing, especially in high-yield and foreign securities;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each of the past 10 calendar years. The table that follows compares the fund’s returns for various periods with market benchmark returns ended December 31, 2008. Class A shares are not offered in this prospectus but would have substantially similar annual returns because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class A shares):	Return	Quarter ended
Best Quarter	19.00%	September 30, 2003
Worst Quarter	(14.03)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	5-Years	10-Years
Class A (Inception 12/15/86)
Before Taxes	(38.74)%	0.68%	0.47%
After Taxes on Distributions	(39.38)%	(0.83)%	(0.88)%
After Taxes on Distributions and Sale of Fund Shares	(33.23)%	0.26%	(0.01)%
Index (reflects no deduction of taxes, fees, expenses)
S&P 500 Index(a)	(37.00)%	(2.19)%	(1.38)%

(a) The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Growth & Income Fund. The fund’s expenses for Class R-3 and R-5 shares are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

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Eagle Mutual Funds

GROWTH & INCOME FUND	03.01.2009

Annual fund operating expenses (expenses deducted from fund assets):
	Class R-3	Class R-5
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(a)	0.50%	0.00%
Other Expenses(b)	0.78%	0.73%
Total Annual Fund Operating Expenses(c)	1.88%	1.33%
Fee Reduction	(0.23)%	(0.38)%
Net Expenses	1.65%	0.95%

(a) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of up to 0.50% of average daily assets on Class R-3 shares. (b) Includes acquired fund fees and expenses, which are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds. (c) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class R-3 annual operating expenses exceed 1.65% of the class’ average daily net assets and Class R-5 annual operating expenses exceed 0.95% of that class’s average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years and any additional periods if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Growth & Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
R-3 shares	$168	$569	$995	$2,182
R-5 shares	$97	$384	$692	$1,568

Portfolio Managers  I  William Fries, CFA, Managing Director, and Cliff Remily, CFA, of Thornburg Investment Management, Inc., are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund’s investment portfolio.

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Eagle Mutual Funds

INTERNATIONAL EQUITY FUND	03.01.2009

Investment objective  I  The Eagle International Equity Fund (“International Equity Fund” or the “fund”) seeks capital appreciation principally through investment in a portfolio of international equity securities. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  The International Equity Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. This policy will not be changed without 60 calendar days advance notice to shareholders. The fund will invest in securities of at least three countries outside the United States, primarily in equity securities of foreign issuers and depository receipts representing the securities of foreign issuers.

The fund invests primarily in equity securities of foreign companies that the portfolio managers believe have the potential to capitalize on worldwide growth trends and global changes. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, securities convertible into common or preferred stock and depository receipts. The fund also may invest in exchange-traded index funds based on foreign indices. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

The fund may invest in securities traded on any securities market in the world. When allocating the fund’s assets among various securities markets of the world, the portfolio managers consider such factors as the condition and growth potential of the economies and securities markets, currency and taxation considerations, and financial, social, national and political factors. The portfolio managers also consider market regulations and liquidity of the market.

The fund normally invests at least 50% of its investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE®”). MSCI EAFE® is an unmanaged index representative of the market structure of approximately 20 countries from the stock markets of Europe, Australasia and the Far East. The fund may also invest up to 35% of its assets in emerging markets, which are those countries whose markets are not yet highly developed, such as those included in the Morgan Stanley Capital International All Country World Index ex-US

(“MSCI ACWI ex-US®”). The fund can invest in foreign currency and purchase and sell forward foreign currency contracts and futures contracts to improve its returns or protect its assets. When deemed appropriate by the portfolio managers, the fund may from time to time seek to reduce foreign currency risk by hedging some or all of the fund's foreign currency exposure back into the U.S. dollar.

The fund’s portfolio managers use a “bottom-up” sector and stock-specific approach within the developed markets (Europe, Canada, Australia). A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. Within the emerging markets, a “top-down”, macro-economic driven process is adopted. A top-down method of analysis emphasizes the significance of economic and market cycles. Finally, when considering investments in Japanese companies, a hybrid approach (both bottom-up and top-down) is most effective.

Generally, the fund will invest in companies with a market cap of greater than $2.5 billion. It may invest in companies whose earnings are believed to be in a relatively strong growth trend or in companies in which significant further growth is not anticipated, but whose market value per share is thought to be undervalued. The fund also can invest a portion of its assets in investment-grade fixed income securities when equity securities appear to be overvalued. Investing in fixed income securities affords the fund the opportunity for capital growth, as in periods of declining interest rates. The fund may also invest up to 10% of its assets in debt securities of U.S. and foreign issuers, including high-risk, high-yield non-investment grade bonds (“junk bonds”) and emerging market debt securities.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the

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Eagle Mutual Funds

INTERNATIONAL EQUITY FUND	03.01.2009

fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

•	Derivative risk is the risk that the strategy used in purchasing futures contracts, forward foreign currency contract and options on futures may not succeed;

•

Emerging markets risk arises because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed markets. Additionally, risk arises because investing in emerging markets has greater social, political and economic uncertainty, dependence on foreign aid and a limited number of buyers;

•	Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•

Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

•

Investing in other investment companies and exchange-traded funds (“ETFs”) carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations;

•	Market timing risk arises because a fund’s value may be affected by market timing, especially in high-yield, small-cap and foreign securities;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each of the past 10 calendar years. The table that follows compares the fund’s returns for various periods with market benchmark returns ended December 31, 2008. Class A shares are not offered in this prospectus but would have substantially similar annual returns because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class A shares):	Return	Quarter ended
Best Quarter	25.39%	December 31, 1999
Worst Quarter	(20.73)%	September 30, 2008

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Eagle Mutual Funds

INTERNATIONAL EQUITY FUND	03.01.2009

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	5-Years	10-Years
Class A (Inception 12/27/95)
Before Taxes	(46.48)%	2.81%	0.04%
After Taxes on Distributions	(47.25)%	1.48%	(1.11)%
After Taxes on Distributions and Sale of Fund Shares	(39.96)%	2.31%	(0.15)%
Index (reflects no deduction of taxes, fees, expenses)
MSCI ACWI-ex US®(a)	(45.53)%	2.56%	1.90%

(a) The MSCI ACWI-ex US® is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. As of December 31, 2008, the MSCI ACWI-ex U.S. consisted of developed and emerging market country indices. Its returns do not include the net effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund. The fund’s expenses for Class R-3 and R-5 shares are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class R-3	Class R-5
Investment Advisory Fees	0.81%	0.81%
Distribution and Service (12b-1) Fees(a)	0.50%	0.00%
Other Expenses	0.79%	0.57%
Acquired Fund Fees and Expenses(b)	0.03%	0.03%
Total Annual Fund Operating Expenses(c)	2.13%	1.41%
Fee Reduction	(0.35)%	(0.23)%
Net Expenses	1.78%	1.18%

(a) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.50% of average daily assets on Class R-3 shares. (b) Acquired Fund Fees and Expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds. (c) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class R-3 annual operating expenses exceed 1.75% of the class’ average daily net assets and Class R-5 annual operating expenses exceed 1.15% of that class’s average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
R-3 shares	$181	$633	$1,112	$2,435
R-5 shares	$120	$424	$749	$1,671

Portfolio Managers  I  Richard C. Pell, Chief Executive Officer and Chief Investment Officer of Artio Global Management LLC and Rudolph-Riad Younes, CFA, Head of Global Equities at Artio Global Management LLC are responsible for the day-to-day management of the fund.

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Eagle Mutual Funds

LARGE CAP CORE FUND	03.01.2009

Investment objective  I  The Eagle Large Cap Core Fund (“Large Cap Core Fund” or the “fund”), formerly known as the Core Equity Fund, seeks long-term growth through capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  Under normal market conditions, the Large Cap Core Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large-cap companies. This policy will not be changed without 60 calendar days advance notice to shareholders. The fund seeks to invest in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $3 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate- and long-term. The fund may also invest in preferred stocks and convertible securities that the portfolio managers believe may permit the fund to achieve its investment objective.

The fund invests in established companies that the portfolio managers determine are undervalued relative to their earnings growth prospects. The portfolio managers’ strategy combines a “bottom-up” research process with a relative-valuation discipline in purchasing stocks. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. In general, the fund’s portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index. Although the fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. The fund will sell securities when they no longer meet the portfolio management team’s investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. If the portfolio managers invoke this strategy, the fund’s ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Performance  I  The bar chart that follows shows the annual investment returns for Class R-5 shares since the inception date of the fund shares. The table that follows compares the fund’s returns for various periods with market benchmark returns ended December 31, 2008. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Since the fund’s inception (Class R-5 shares):	Return	Quarter ended
Best Quarter	(6.31)%	June 30, 2008
Worst Quarter	(24.18)%	December 31, 2008

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Eagle Mutual Funds

LARGE CAP CORE FUND	03.01.2009

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	Lifetime
Class R-5 (Inception 4/2/07)
Before Taxes	(38.72)%	(23.44)%
After Taxes on Distributions	(38.72)%	(24.01)%
After Taxes on Distributions and Sale of Fund Shares	(32.91)%	(19.61)%
Index (reflects no deduction of taxes, fees, expenses)
	1-Year	Lifetime(a)
S&P 500 Index(b)	(37.00)%	(21.22)%

(a) Results for the index shown are measured from the inception date of the fund shares. (b) The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how stock prices have performed. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and expenses  I  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Large Cap Core Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class R-3	Class R-5
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(a)	0.50%	0.00%
Other Expenses	0.63%	0.57%
Total Annual Fund Operating Expenses(b)	1.73%	1.17%
Fee Reduction	(0.08)%	(0.22)%
Net Expenses	1.65%	0.95%

(a) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.50% of average daily assets on Class R-3 shares. (b) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class R-3 annual operating expenses exceed 1.65% of the class’ average daily net assets and Class R-5 annual operating expenses exceed 0.95% of that class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Large Cap Core Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Year 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
R-3 shares	$168	$537	$931	$2,034
R-5 shares	$97	$350	$622	$1,401

Portfolio Managers  I  Richard Skeppstrom, E. Craig Dauer, CFA, John G. Jordan III, CFA and Robert Marshall are responsible for the day-to-day management of the Fund. Mr. Skeppstrom is a Managing Director and Messrs. Dauer, Jordan and Marshall are Co-Portfolio Managers of Eagle.

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Eagle Mutual Funds

MID CAP GROWTH FUND	03.01.2009

Investment objective  I  The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund” or the “fund”), formerly known as the Diversified Growth Fund, seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  Under normal market conditions, the Mid Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of mid-cap companies. This policy will not be changed without 60 calendar days advance notice to shareholders. The fund’s portfolio manager considers mid-cap companies to be those companies that, at the time of initial purchase, have market capitalizations that fall within the range of companies included in the Russell Midcap® Growth Index during the most recent 12-month period. The Russell Midcap® Growth Index ranged from approximately $17 million to $55.87 billion during the 12-month period ended December 31, 2008. The Russell Midcap® Growth Index is an unmanaged index of companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values.

The portfolio manager uses a “bottom-up” method of analysis based on fundamental research to determine which common stocks to purchase for the fund. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The portfolio manager attempts to purchase stocks that have the potential for above-average earnings or sales growth, reasonable valuations and acceptable debt levels. Such stocks can typically have high price-to-earnings ratios. The portfolio manager generally does not emphasize investment in any particular investment sector or industry.

The fund will invest primarily in equity securities of companies that the portfolio manager believes have high growth rates and strong prospects for their business or services. Equity securities include common and preferred stock, warrants or rights exercisable into common or preferred stock and high-quality convertible securities. The fund will generally sell when the stock has met the portfolio manager’s target price, the investment is no longer valid, a better investment opportunity has arisen or if the investment reaches a value more than 5% of the fund’s net assets.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100%

of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance  I  The bar chart that follows shows the annual investment returns for Class A shares for each of the past 10 calendar years. The table that follows compares the fund’s returns for various periods with market benchmark returns ended December 31, 2008. Class A shares are not offered in this prospectus but would have substantially similar annual returns because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

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Eagle Mutual Funds

MID CAP GROWTH FUND	03.01.2009

Since the fund’s inception (Class A shares):	Return	Quarter ended
Best Quarter	36.81%	December 31, 1999
Worst Quarter	(25.72)%	December 31, 2008

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)(a)
	1-Year	5-Years	10-Years
Class A (Inception 08/20/98)
Before Taxes	(41.81)%	(1.23)%	5.22%
After Taxes on Distributions	(41.81)%	(2.59)%	3.52%
After Taxes on Distributions and Sale of Fund Shares	(35.54)%	(1.05)%	3.89%
Index (reflects no deduction of taxes, fees, expenses)
Russell Midcap® Growth Index(b)	(44.32)%	(2.33)%	(0.19)%

(a) Results are shown for Class A shares which is not offered in this prospectus but would be substantially similar because the shares represent investment in the same portfolio of securities. (b) The Russell Midcap® Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges. The stocks in the Index are also members of the Russell 1000® Growth Index.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Growth Fund. The fund’s expenses for Class R-3 and R-5 shares are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class R-3	Class R-5
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(a)	0.50%	0.00%
Other Expenses	0.52%	0.54%
Total Annual Fund Operating Expenses(b)	1.62%	1.14%
Fee Reduction	0.00%	(0.19)%
Net Expenses	1.62%	0.95%

(a) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.50% of average daily assets on Class R-3 shares. (b) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class R-3 annual operating expenses exceed 1.75% of the class’ average daily net assets and Class R-5 annual operating expenses exceed .95% of that class’s average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Mid Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class R-3 shares, the example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. For Class R-5 shares, the example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
R-3 shares	$165	$511	$881	$1,922
R-5 shares	$97	$343	$609	$1,369

Portfolio Managers  I  Bert L. Boksen, CFA, a Managing Director and Senior Vice President of Eagle, has been responsible for the day-to-day management of the fund’s investment portfolio since the fund’s inception. Christopher Sassouni, D.M.D., and Eric Mintz, CFA, serve as Assistant Portfolio Managers.

P-12

Eagle Mutual Funds

MID CAP STOCK FUND	03.01.2009

Investment objective  I  The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund” or the “fund”) seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  The Mid Cap Stock Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of mid-cap companies. This policy will not be changed without 60 calendar days advance notice to shareholders. The fund’s portfolio managers consider mid-cap companies to be those companies that, at time of purchase, have market capitalizations that fall within the range of companies included in the Russell Midcap® Index during the most recent 12-month period. The Russell Midcap® Index ranged from approximately $17 million to $55.87 billion during the 12-month period ended December 31, 2008. The Russell Midcap® Index is an unmanaged index of the approximately 800 smallest companies in the Russell 1000 Index based on their market capitalizations.

The fund’s portfolio managers use a “bottom-up” method of analysis based on fundamental research to determine which common stocks to purchase for the fund. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The fund’s portfolio managers seek to purchase mid-cap companies that have above-average earnings, cash flow and/or growth at a discount from their market value. The portfolio managers focus on common stocks of mid-cap companies that are believed to have sustainable advantages in their industries or sectors and fit within the portfolio management team’s growth and valuation guidelines.

The fund will invest primarily in stocks of companies that the portfolio managers believe may be rapidly developing their business franchises, services and products, and have competitive advantages in their sectors. For this purpose, stocks include common and preferred stocks, warrants or rights exercisable into common or preferred stock, and securities convertible into common or preferred stock. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100%

of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. The fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Performance  I  The bar chart that follows shows the annual investment returns for Class R-5 shares for each calendar year since inception. The table that follows compares the fund’s returns for various periods with market benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

P-13

Eagle Mutual Funds

MID CAP STOCK FUND	03.01.2009

Since the fund’s inception (Class R-5 shares):	Return	Quarter ended
Best Quarter	9.14%	June 30, 2007
Worst Quarter	(22.79)%	December 31, 2008

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	Lifetime
Class R-5 (Inception 10/2/06)
Before Taxes	(37.37)%	(11.68)%
After Taxes on Distributions	(37.37)%	(13.64)%
After Taxes on Distributions and Sale of Fund Shares	(31.76)%	(10.08)%
Class R-3 (Inception 8/10/06)
Before Taxes	(37.75)%	(10.00)%
Index (reflects no deduction of taxes, fees, expenses)
	1-Year	Lifetime(a)
S&P MidCap 400 Index(b)	(36.23)%	(12.50)%

(a) Results shown for the Lifetime of the index are measured from the inception of R-5 shares. (b) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-sized company segment of the U.S. market. Its returns do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Stock Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class R-3	Class R-5
Investment Advisory Fees	0.58%	0.58%
Distribution and Service (12b-1) Fees(a)	0.50%	0.00%
Other Expenses	0.39%	0.22%
Total Annual Fund Operating Expenses(b)	1.47%	0.80%

(a) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.50% of average daily assets on Class R-3 shares. (b) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that Class R-3 annual operating expenses exceed 1.75% of the class’ average daily net assets and Class R-5 annual operating expenses exceed .95% of that class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Mid Cap Stock Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
R-3 shares	$150	$465	$803	$1,757
R-5 shares	$82	$255	$444	$990

Portfolio Managers  I  Todd McCallister, Ph.D., CFA, Managing Director and a Senior Vice President of Eagle, and Stacey Serafini Thomas, CFA, a Vice President and Co-Portfolio Manager of Eagle, are jointly responsible for the day-to-day management of the fund’s investment portfolio.

P-14

Eagle Mutual Funds

SMALL CAP GROWTH FUND	03.01.2009

Investment objective  I  The Eagle Small Cap Growth Fund (“Small Cap Growth Fund” or the “fund”), formerly known as the Small Cap Stock Fund, seeks long-term capital appreciation. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  The Small Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of small-capitalization companies. This policy will not be changed without 60 calendar days advance notice to shareholders. Small-cap companies are those that, at time of purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Growth Index during the most recent 12-month period (approximately $7.87 billion during the 12-month period ended December 31, 2008). The Russell 2000® Growth Index is an unmanaged index comprised of Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

When making its investment decisions, the portfolio manager generally focuses on investing in the securities of companies that the portfolio manager believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. The portfolio manager utilizes a “bottom-up” approach to identifying the companies in which it invests and performs proprietary investment research. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is of the individual companies rather than the industry in which that company operates or the economy as a whole.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

Principal risks  I  The greatest risk of investing in this fund is you could lose money. This fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Market timing risk arises because a fund’s value may be affected by market timing, especially in small-cap securities;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance  I  The bar chart that follows shows the annual investment returns for Class R-5 shares since the inception date of the fund shares. The table that follows compares the fund’s returns for various periods with market benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class R-5 shares):	Return	Quarter ended
Best Quarter	8.41%	June 30, 2007
Worst Quarter	(27.05)%	December 31, 2008

P-15

Eagle Mutual Funds

SMALL CAP GROWTH FUND	03.01.2009

Average annual total returns (for the period ended December 31, 2008):
Fund return (after deduction of sales charges and expenses)
	1-Year	Lifetime
Class R-5 (Inception 10/2/06)
Before Taxes	(36.22)%	(11.96)%
After Taxes on Distributions	(36.22)%	(13.42)%
After Taxes on Distributions and Sale of Fund Shares	(30.79)%	(9.63)%
Class R-3 (Inception 9/19/06)
Before Taxes	(36.55)%	(12.38)%
Index (reflects no deduction of taxes, fees, expense)(a)
	1-Year	Lifetime(b)
Russell 2000® Growth Index(b)(d)(e)	(38.54)%	(13.43)%
Russell 2000® Index(c)(d)(e)	(33.79)%	(13.77)%

(a) Effective November 1, 2008, the fund replaced its performance benchmark index, the Russell 2000® Index, with the Russell 2000® Growth Index. When evaluating long term performance, the Russell 2000® Growth Index better reflects the investment style of the fund. (b) Results shown for the Lifetime of the index are measured from the inception of R-5 shares. (c) The Russell 2000® Growth Index is an unmanaged index comprised of Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. (d) The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index. The Russell 3000® Index measures the performances of the 3,000 largest U.S. companies based on total market capitalization. (e) The returns of the Russell 2000® Index and the Russell 2000® Growth Index do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

Shareholder fees (fees paid directly from your investment):
	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class R-3	Class R-5
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(a)	0.50%	0.00%
Other Expenses	0.41%	0.36%
Acquired Fund Fees and Expenses(b)	0.11%	0.11%
Total Annual Fund Operating Expenses(c)	1.62%	1.07%
Fee Reduction	0.00%	(0.01)%
Net Expenses	1.62%	1.06%

Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of 0.50% of average daily assets on Class R-3 shares. (b) Acquired Fund Fees and Expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds. (c) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. (“Eagle”) has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund fees to the extent that Class R-3 annual operating expenses exceed 1.70% of the class’ average daily net assets and Class R-5 annual operating expenses exceed .95% of that class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Small Cap Stock Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class R-3 shares, the example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. For Class R-5 shares, the example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3	Year 5	Year 10
R-3 shares	$165	$511	$881	$1,922
R-5 shares	$108	$339	$589	$1,305

Portfolio Managers  I  Bert L. Boksen CFA, a Managing Director and Senior Vice President of Eagle, is responsible for the day-to-day management of the fund’s investment portfolio. Eric Mintz, CFA, serves as Assistant Portfolio Manager for the fund.

P-16

Eagle Mutual Funds

SMALL CAP CORE VALUE FUND	03.01.2009

Investment objective  I  The Eagle Small Cap Core Value Fund (“Small Cap Core Value Fund” or the “fund”) seeks capital growth. The investment objective of the fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal investment strategies  I  The Small Cap Core Value Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equities of small-capitalization companies. This policy will not be changed without 60 calendar days advance notice to shareholders. Small-cap companies are those, at time of purchase, with market capitalizations equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period (approximately $7.87 billion during the 12-month period ended December 31, 2008). The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index.

The fund’s portfolio managers use a value approach to select the fund’s investments. Using this investment style, the portfolio managers seek securities selling at discounts to their underlying values and then hold these securities until the market values reflect their intrinsic values. In making that assessment of value, the portfolio managers employ a bottom-up analytic style and perform fundamental research. A bottom-up method of analysis emphasizes the outlook at the company and industry level versus reliance on the general economy and/or market trends. Factors that the portfolio managers look for in selecting investments include:

•	Favorable expected returns relative to perceived risk;

•	Management with demonstrated ability and commitment to the company;

•	Above average potential for earnings and revenue growth;

•	Low market valuations relative to forecasted earnings, book value, cash flow and sales;

•	Turnaround potential for companies that have been through difficult periods;

•	Low debt levels relative to total capitalization; and

•	Strong industry fundamentals, such as increasing or sustainable demand and barriers to entry.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

Principal risks  I  The greatest risk of investing in a mutual fund is you could lose money. This fund invests primarily in equity securities whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s NAV also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Market timing risk arises because a fund’s value may be affected by market timing, especially in small-cap foreign securities;

•	Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Small-cap company risk arises because small-cap companies may have narrower markets, less liquidity and less financial resources than mid-cap or large-cap companies;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock’s true value may not be fully realized by the market.

Performance  I  No performance information is presented for the fund because the fund has not been in existence for a complete calendar year. In the future, performance information will be presented in this section.

Fees and expenses  I  The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Core Value Fund. The fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending October 31, 2009.

P-17

Eagle Mutual Funds

SMALL CAP CORE VALUE FUND	03.01.2009

Shareholder fees (fees paid directly from your investment):
	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds whichever is lower)	None	None
Redemption Fee (as a % of amount redeemed, if applicable)	None	None

Annual fund operating expenses (expenses deducted from fund assets):
	Class R-3	Class R-5
Investment Advisory Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees(a)	0.50%	0.00%
Other Expenses	4.03%	1.07%
Total Annual Fund Operating Expenses(b)	5.13%	1.67%
Fee Reduction	(3.43)%	(0.72)%
Net Expenses	1.70%	0.95%

(a) Under the fund’s distribution plan, the fund is authorized to pay a maximum distribution and service fee of up to 0.50% of average daily assets on Class R-3 shares. (b) As the fund’s asset levels change, the fund’s fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. The Manager has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund fees to the extent that Class R-3 annual operating expenses exceed 1.70% of the class’ average daily net assets and Class R-5 annual operating expenses exceed .95% of that class’ average daily net assets through February 28, 2010. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in the Manager’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example  I  This example is intended to help you compare the cost of investing in the Small Cap Core Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Because the expense limitation is only guaranteed through February 28, 2010, net expenses are used to calculate costs in Year 1, and estimates of total annual fund operating expenses expected to be incurred are used to calculate costs in Years 2 and 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	Year 1	Year 3
R-3 shares	$173	$584
R-5 shares	$97	$424

Portfolio Managers  I  David M. Adams and John “Jack” McPherson each are Managing Directors of Eagle Boston Investment Management, Inc. (“EBIM”). Mr. Adams serves as the Lead Portfolio Manager with Mr. McPherson serving as the Co-Portfolio Manager. They are both responsible for the day-to-day management of the fund.

Historical performance of accounts similar to the fund

As of the date of this prospectus, the fund has not been in existence for a full calendar year and, thus, the fund does not have performance history for a complete calendar year. The performance shown below is not the performance of the Small Cap Core Value Fund and is not a guarantee of future results in managing the fund. This composite performance information should not be considered a substitute for the fund’s performance.

The performance information included below (“EBIM Composite”) has been provided by EBIM and is designed to show you how accounts managed by the portfolio managers have performed over various periods in the past. The EBIM Composite is comprised of two components: (a) actual performance of a registered investment company managed by the portfolio managers at their prior employer through October 31, 2006 and (b) a composite of accounts managed at EBIM since November 1, 2006. The EBIM Composite includes all of the accounts managed in a similar manner by the portfolio managers in the Small Cap Core Value strategy. The EBIM Composite is net of the Small Cap Core Value Fund’s contractual Class A share maximum operating expenses (1.40% through the period ended December 31, 2008). Certain investment, diversification and tax law limitations that are imposed on registered investment companies such as the fund are not applicable to the EBIM Composite and may have adversely affected the performance of the EBIM Composite had they been applicable.

Average annual total return (for the period ended December 31, 2008):
	1-Year	3-Years	5-Years
EBIM Composite	(34.60)%	(6.53)%	2.04%
Russell 2000® Index(a) (reflects no deduction for fees, expenses or taxes)	(33.79)%	(0.93)%	3.02%

(a) The Russell 2000® Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000® Index. The Russell 3000® Index measures the performances of the 3,000 largest U.S. companies based on total market capitalization. The returns of the Russell 2000® Index do not include the effect of any sales charges. That means that actual returns would be lower if they included the effect of sales charges.

The performance shown was prepared by EBIM and not the Manager. The current composite performance may vary from that shown.

P-18

Eagle Mutual Funds

ADDITIONAL INFORMATION ABOUT RISK FACTORS	03.01.2009

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the funds. The following table identifies the primary risk factors of each fund in light of their respective principal investment strategies. These risk factors are explained following the table.

	Capital Appreciation	Growth & Income	International Equity	Large Cap Core	Mid Cap Growth	Mid Cap Stock	Small Cap Growth	Small Cap Core Value
Covered call options		X
Credit		X	X
Derivatives			X
Emerging markets			X
Focused holdings	X			X
Foreign securities	X	X	X
Govt sponsored enterprises		X
Growth stocks	X	X	X	X	X	X	X	X
High-yield securities		X	X
Interest rates		X	X
Market timing activities		X	X				X	X
Mid-cap companies	X	X	X		X	X	X	X
Other investment companies			X
Portfolio turnover			X		X	X
Sectors	X		X	X		X
Small-cap companies	X				X	X	X	X
Stock market	X	X	X	X	X	X	X	X
Value stocks		X		X		X		X

Changes in interest rates  I  Investments in investment-grade and non-investment grade fixed-income securities are subject to interest rate risk. The value of a fund’s investments typically will fall when interest rates rise. A fund is particularly sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Yields of debt securities will fluctuate over time.

Covered call options  |  Because a fund may write covered call options, a fund may be exposed to risk stemming from changes in the value of the stock that the option is written against. While call option premiums may generate incremental portfolio income, they also can limit gains from market movements.

Credit  I  A fund could lose money if the issuer of a fixed-income security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most fixed-income securities, but generally is not a factor for U.S. government obligations.

Derivatives  I  A fund may use derivatives such as futures contracts, foreign currency forward contracts and options on futures to adjust the risk/return characteristics of its investment portfolio. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies. There can be no assurance that any strategy used will succeed. If a fund’s portfolio manager incorrectly forecasts stock market values or currency exchange rates in utilizing a strategy for the fund, the fund could lose money.

Emerging markets  I  When investing in emerging markets, the risks mentioned below of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. In addition, there may be more volatile rates of return.

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Eagle Mutual Funds

ADDITIONAL INFORMATION ABOUT RISK FACTORS	03.01.2009

Focused holdings  I  For funds that normally hold a core portfolio of stocks of fewer companies than other more diversified funds, the increase or decrease of the value of a single stock may have a greater impact on the fund’s NAV and total return.

Foreign securities  I  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Government sponsored enterprises  I  Investments in government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

Growth stocks  I  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-yield securities  I  Investments in securities rated below investment grade, or “junk bonds”, generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Interest rates  I  Investments in investment-grade and non-investment grade fixed-income securities are subject to interest rate risk. The value of a fund’s fixed income investments typically will fall when interest rates rise. A fund is particularly sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Yields of debt securities will fluctuate over time.

Market timing activities  I  Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While Eagle Fund Services, Inc. (“EFS”) monitors trading in the fund, there is no guarantee that it can detect all market timing activities.

Mid-cap companies  I  Investments in medium-capitalization companies generally involve greater risks than investing in larger, more established companies. Mid-cap companies often have narrower commercial markets and more limited

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Eagle Mutual Funds

ADDITIONAL INFORMATION ABOUT RISK FACTORS	03.01.2009

managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, mid-cap companies may have less market liquidity than large-cap companies.

Other investment companies and ETFs  I  Investments in the securities of other investment companies and ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a fund becomes a shareholder of that investment company or ETF. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations. As a shareholder, the fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the fund’s investment will decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate a fund’s holdings at the most optimal time, adversely affecting the fund’s performance.

Portfolio turnover  I  A fund may engage in more active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in additional tax consequences to investors and adversely affect performance.

Sectors  I  Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Small-cap companies  I  Investments in small-cap companies generally involve greater risks than investing in mid- or large-capitalization companies. Small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small-cap companies may have less market liquidity than mid-cap and large-cap companies.

Stock market  I  The value of a fund’s stock holdings may decline in price because of changes in prices of its holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Value stocks  I  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

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Management of the Funds

PROSPECTUS	03.01.2009

Manager

Eagle Asset Management, Inc. (“Eagle” or “Manager”) located at 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser and administrator for each fund. Eagle manages, supervises and conducts the business and administrative affairs of these funds and other mutual funds. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”) which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. As of December 31, 2008, Eagle had approximately $17.8 billion of assets under management. The basis for the approval of each Investment Advisory contract is contained in the annual report for the period ended October 31, 2008. The table below contains the effective investment advisory fee rate for the last fiscal year for each fund, which takes into account fee waivers, fee recovery and breakpoints, as applicable. For funds that have breakpoints in their fee rate, the advisory fee rate for funds may decline as assets increase.

Fees charged
Capital Appreciation Fund	0.60%
Growth & Income Fund	0.56%
International Equity Fund	0.72%
Large Cap Core Fund	0.60%
Mid Cap Growth Fund	0.60%
Mid Cap Stock Fund	0.55%
Small Cap Growth Fund	0.60%
Small Cap Core Value Fund(a)	0.60%

(a) Advisory fee expected to be incurred during the period ending October 31, 2009.

Each fund has entered into an Administrative Agreement with Eagle under which each fund pays Eagle 0.15% of average daily net assets for various administrative services with respect to each fund’s Class R-3 shares and 0.10% of average daily net assets for various administrative services with respect to each fund’s Class R-5 shares.

Subadvisers

Eagle may allocate and change allocations of the assets of a fund among one or more investment subadvisers, subject to review by the Board of Trustees (the “Board”). In the future, Eagle may propose the addition of one or more additional subadvisers, subject to approval by the Board and, if required by the Investment Company Act of 1940, fund shareholders. Pursuant to an exemptive order from the Securities and Exchange Commission, Eagle is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers (except affiliated subadvisers) for each fund without approval of fund shareholders, but subject to approval of the Board. The Prospectus will be supplemented if additional investment subadvisers are retained or the contract with any existing subadviser is terminated. Eagle has selected the following subadvisers to provide investment advice and portfolio management services to the funds’ portfolios:

•

Artio Global Management LLC (“Artio Global”), 330 Madison Avenue, New York, New York 10017, the subadviser to the International Equity Fund, is a subsidiary of Julius Baer Group, of Zurich, Switzerland. As of December 31, 2008, Artio Global had approximately $45.2 billion of assets under management.

•

Eagle Boston Investment Management, Inc. (“EBIM”), previously known as Awad Asset Management, Inc., serves as the subadviser to the Small Cap Core Value Fund. As of December 31, 2008, EBIM, 880 Carillon Parkway, St. Petersburg, Florida 33716, a wholly owned subsidiary of Eagle, had approximately $323 million of assets under management.

•

Goldman Sachs Asset Management L.P. (“GSAM”), 2502 Rocky Point Drive, Tampa, Florida 33607, serves as the subadviser to the Capital Appreciation Fund. As of September 30, 2008, GSAM, a business unit of the Investment Management Division of Goldman, Sachs & Co., had approximately $711.9 billion of assets under management.

•

Thornburg Investment Management, Inc. (“Thornburg”) 2300 Ridgetop Road, Santa Fe, New Mexico, 87506, serves as the subadviser to the Growth & Income Fund. As of December 31, 2008, Thornburg had approximately $34 billion of assets under management.

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of each investment portfolio:

•

Capital Appreciation Fund — Steven M. Barry and David G. Shell have been responsible for the day-to-day management of the fund’s investment portfolio since 2002. Messrs. Barry and Shell are Chief Investment Officers (“CIOs”) and Portfolio Managers of GSAM’s “Growth Team”. All members of the Growth Team discuss their research analysis and recommendations at investment strategy meetings and reach a consensus on whether a business is worthy of a position in the portfolio. CIOs are accountable for all portfolio construction decisions and determine the appropriate weight for each investment.

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Management of the Funds

PROSPECTUS	03.01.2009

•

Growth & Income Fund — William V. Fries, CFA and Cliff Remily, CFA are Co-Portfolio Managers of the fund and responsible for the day-to-day management of the fund. Mr. Fries has been a Managing Director and Portfolio Manager at Thornburg since 1995. Mr. Fries has been responsible for the day-to-day management of the investment portfolio since 2001. Mr. Remily joined Thornburg in 2006 as an Equity Research Analyst. Prior to joining Thornburg, he served as an Equity Analyst for Brandes Investment Partners from 2005 to 2006 and for Zacks Investment Research from 2004 to 2005. He has been a Co-Portfolio Manager and responsible for the day-to-day management of the investment portfolio since January 2009.

•

International Equity Fund — Richard C. Pell and Rudolph-Riad Younes, CFA have shared responsibility for the day-to-day management of the investment portfolio since 2002. Mr. Pell, Chief Executive Officer and Chief Investment Officer, joined Artio Global as Chief Investment Officer (USA) in 1995. Mr. Younes, Head of Global Equities, joined Artio Global in 1993.

•

Large Cap Core Fund — The Large-Cap Core Team of Eagle has been responsible for the day-to-day management of the fund since inception. The team is comprised of four Co-Portfolio Managers, each of whom is responsible for all aspects of the management of the fund: Richard H. Skeppstrom II, E. Craig Dauer, CFA, John G. Jordan, III, CFA, and Robert Marshall. Mr. Skeppstrom leads the team and has been a Managing Director of Eagle since 2001. Messrs. Dauer and Jordan have been Co-Portfolio Managers on the Large-Cap Core Team since 2001. Mr. Marshall has been a Co-Portfolio Manager on the Large-Cap Core Team since 2002.

•

Mid Cap Growth Fund — Bert L. Boksen, CFA has been responsible for the day-to-day management of the investment portfolio since inception. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle since 1995. Christopher Sassouni, D.M.D. has been Assistant Portfolio Manager and Vice President since 2006 and assists Mr. Boksen in the responsibilities of managing the fund.

Previously, Mr. Sassouni served as a Senior Research Analyst with Eagle since 2003. Eric Mintz, CFA, has been Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Mintz assists Mr. Boksen in the responsibilities of managing the fund. Previously, Mr. Mintz served as Vice President of equity research for the Oakmont Corporation from 1999 to 2005.

•

Mid Cap Stock Fund — Todd McCallister, Ph.D., CFA, Managing Director and Senior Vice President of Eagle, and Stacey Serafini Thomas, CFA, Vice President of Eagle, are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund’s investment portfolio. Mr. McCallister joined Eagle in 1997 and has served as the fund’s Portfolio Manager since inception. Ms. Thomas joined Eagle in 1999 and prior to her appointment as the fund’s Co-Portfolio Manager in 2005 served as the fund’s Assistant Portfolio Manager from 2000 to 2005.

•

Small Cap Growth Fund — Bert L. Boksen has been responsible for the day-to-day management of a portion of the fund since 1995. As of November 1, 2008, Mr. Boksen is responsible for the day-to-day management of the entire fund. Eric Mintz, CFA, has been Assistant Portfolio Manager since 2008.

•

Small Cap Core Value Fund — David M. Adams and John “Jack” McPherson are Managing Directors of EBIM. Mr. Adams serves as the Lead Portfolio Manager and Mr. McPherson serves as the Co-Portfolio Manager. Both have been responsible for the day-to-day management of the fund’s investment portfolio since inception. Prior to joining EBIM, Mr. Adams was with Pioneer Investment Management from 1994 to 2006 and served as a Portfolio Manager and Head of Small-Cap Investing from 2002 to 2006. Prior to joining EBIM, Mr. McPherson was a Portfolio Manager with Pioneer Investment Management from 2002 to 2006.

Additional information about portfolio manager compensation, other accounts managed by the portfolio managers, and portfolio manager ownership of fund shares is found in the Statement of Additional Information (“SAI”).

P-23

Distribution of Fund Shares

PROSPECTUS	03.01.2009

Distributor

Eagle Fund Distributors, Inc. (“Distributor”), a wholly-owned subsidiary of Eagle, serves as the distributor of the funds. The Distributor may compensate other broker-dealers to promote sales of fund shares. The Distributor’s role is that of an underwriter and it serves only as an agent for accepting shareholder instructions and does not maintain brokerage accounts for any shareholders.

Rule 12b-1 Distribution Plan

Amounts paid by each fund in connection with the distribution of fund R-3 shares are referred to as a 12b-1 fee. Each fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and services fees for the sale of its R-3 shares and for services provided to shareholders. Because these fees are paid out of the Class R-3’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The funds do not incur any direct distribution expenses related to R-5 shares. However, the funds have adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by Eagle or any third party out of its own resources in accordance with the Investment Advisory and Administration Agreement to be used for the sale and distribution of fund R-5 shares.

Payments to Financial Intermediaries

Eagle, the Distributor or one or more of their corporate affiliates (“Affiliate” or “Affiliates”) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the funds. Eagle or the Distributor may also make cash payments to one or more of its Affiliates. Cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. Eagle or its Affiliates may make these payments from their own resources and the Distributor may make such payments from the retention of underwriting concessions or 12b-1 fees. In this context, the term “financial intermediaries” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with Eagle, the Distributor and/or an Affiliate.

Eagle or its Affiliates make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the funds. The benefits that Eagle and its Affiliates receive when these payments are made include, among other things, placing the funds on the financial intermediary’s funds sales system, possibly placing the funds on the financial intermediary’s preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the funds in its fund sales system (on its “sales shelf”). Eagle and its Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments Eagle or its Affiliates make may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (“Asset-Based Payments”). Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. The revenue sharing payments Eagle or its Affiliates make may be also calculated on sales of new shares in the funds attributable to a particular financial intermediary (“Sales-Based Payments”). Sales-Based Payments may create incentives for the financial intermediary to, among other things, sell more shares of a particular fund or to switch investments between funds frequently. An individual intermediary may receive both Asset-Backed Payments and Sales-Based Payments.

Eagle or its Affiliates also may make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges, cash sweep payments, or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which Eagle’s or its Affiliates’ personnel may make presentations on the funds to the financial intermediary’s sales force). Financial intermediaries may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. An Affiliate may also make payments to financial intermediaries for these services, to the extent that these services replace services that would otherwise be provided by the funds’ transfer agent or otherwise would be a direct obligation of the

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Distribution of Fund Shares

PROSPECTUS	03.01.2009

funds. The funds may reimburse the Affiliate for these payments as transfer agent out-of-pocket expenses.

Eagle and its Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the funds or retain shares of the funds in their clients’ accounts, Eagle and its Affiliates benefit from the incremental management and other fees paid to Eagle and its Affiliates by the funds with respect to those assets.

You can find further details about these payments and the services provided by financial intermediaries in the fund’s SAI. In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial intermediary about any payments it receives from Eagle or its Affiliates or the funds, as well as about fees and/or commissions it charges.

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Your Investment

PROSPECTUS	03.01.2009

Who Can Invest

Class R-3 or R-5 shares are available for purchase through eligible employer sponsored retirement plans (including 401(k) plans, 403(b) plans, 457 plans and profit-sharing plans) in which the employer, plan sponsor or other administrator (“Plan Administrator”) has entered into an agreement with the Distributor. Class R-3 and R-5 shares also are generally only available to retirement plans in which the Plan Administrator or other intermediary opens an omnibus account on the books of the fund. Additional shares may be purchased through your Plan Administrator. Initial and subsequent purchase minimums are determined by your Plan Administrator.

Class R-5 shares generally are available only to retirements plans that satisfy the foregoing requirements and have $1 million or more in plan assets. Class R-3 and R-5 shares are not available to retail non-retirement accounts, traditional and Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, Coverdell Educational Savings Accounts or individual 401(k) or 403(b) plans. Plan participants should contact the Plan Administrator to consider purchasing these shares.

How To Sell Your Investment

You can sell (redeem) shares of your fund for cash at any time, subject to certain restrictions. When you sell shares, payment of the proceeds generally will be made the next business day after your order is received. Contact your Plan Administrator to sell shares of a fund.

How To Exchange Your Shares

You can exchange shares of one Eagle fund for shares of the same class of any other Eagle fund that offers such shares, subject to the investment requirements of that fund. Your ability to exchange to another Eagle fund may be limited by the availability of a given fund in your retirement plan as determined by your Plan Administrator. Each Eagle mutual fund may terminate the exchange privilege upon 60 days notice. Please contact your Plan Administrator if you wish to exchange shares of any fund.

Account and Transaction Policies

Valuation of securities  I  The price of each fund’s shares is the fund’s NAV per share. Each fund determines the NAV of its shares on each day the NYSE is open for business, as of the close of the regular trading session (typically 4:00 p.m.), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the fund is priced, Eagle is not required to revalue the fund.

Generally, the funds value portfolio securities for which market quotations are readily available at market value; however, a fund may adjust the market quotation price to reflect events that occur between the close of those markets and the fund’s determination of NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The quotation may be unreliable because the security is not traded frequently;

•	Trading on the security ceased before the close of the trading market;

•	Security is newly issued;

•	Issuer specific events occurred after the security ceased trading; or

•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by an independent pricing service, which is periodically approved by the Board. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Board. The fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing

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Your Investment

PROSPECTUS	03.01.2009

services can change from time to time as approved by the Board. Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of associates of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Specific types of securities are valued as follows:

•

Domestic Exchange Traded Equity Securities — Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Eagle will value the security at fair value in good faith using the Procedures.

•

Foreign Equity Securities — If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fund may fair value a security if certain events occur between the time trading ends on a particular security and the fund’s NAV calculation. The fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Eagle also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

•	Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund.

Because the NAV of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

•

Fixed Income Securities — Government, corporate, asset-backed and municipal bonds and convertible securities, including high-yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using Procedures.

•	Short-term Securities — The funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

•	Futures and Options — Futures and options are valued on the basis of market quotations, if available.

Timing of orders  I  All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been received in “good order” by an authorized agent of the funds. Orders are accepted until the close of regular trading on the NYSE every business day, normally 4:00 p.m., and are executed the same day at that day’s NAV. To ensure this occurs, the Distributor and/or dealers are responsible for transmitting all orders to the funds in compliance with their contractual deadline.

Good order requirements  I  For the funds to process your request, it must be in “good order.” Good order means that you have provided sufficient information necessary to process your request as outlined in this prospectus, including any required signatures, documents and medallion signature guarantees. Further, there must not be any restrictions applied to your account. Your request is not considered to be in “good order” by the fund until it meets these requirements.

Customer identification and verification procedures  I  The funds are required under the USA PATRIOT Act to obtain certain information about you in order to open an account. You must provide EFS with the name, physical address (not a P.O. Box), Social Security or other taxpayer ID number and date of birth of

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Your Investment

PROSPECTUS	03.01.2009

all owners of the account. For entities such as corporations or trusts, the person opening the account on the entity’s behalf must provide this information. EFS will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, EFS may employ additional verification methods or refuse to open your account. Under certain circumstances, it may be appropriate for EFS to close or suspend further activity in an account.

Restrictions on orders  I  The funds and the Distributor reserve the right to reject any purchase or exchange order for any reason and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of a fund or when we may delay paying you the redemption proceeds. This may happen during unusual market conditions or emergencies or when a fund cannot determine the value of its assets or sell its holdings.

Website  I  Subject to availability by your financial institution, you may access your account information, including balances and transaction history through our website, eagleasset.com. Additional information, including current fund performance and various account forms and agreements, is also available on our website.

Redemption-in-kind  I  Although the funds generally intend to pay redemption proceeds solely in cash, the funds have reserved the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (this is known as a redemption-in-kind). If the amount of the sale is at least either $250,000 or 1% of a fund’s assets, we may give you securities from the fund’s portfolio instead of cash. To the extent the funds redeem their shares in marketable securities, the shareholder assumes any risk of the market price of such securities fluctuating. In addition, the shareholder will bear any brokerage and related costs incurred in disposing of or selling the securities it receives from the funds.

Accounts with below-minimum balances  I  If your account balance falls below $500 as a result of selling shares (and not because of performance or sales charges), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, each fund reserves the right to close your account and send the proceeds to your address of record.

Market timing   I  Market timing typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Such transactions include trades that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings — for example, when the fund owns holdings, such as foreign or thinly traded securities, that are valued in a manner that may not reflect the most updated information possible. The NAV for the International Equity Fund and the Growth & Income Fund may reflect price differentials because they invest in foreign securities. Each fund generally prices its foreign securities using fair valuation procedures approved by the Board as part each fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before each fund prices its shares. Excessive trading or market timing can be disruptive to a fund’s efficient management and have a dilutive effect on the value of the investments of long-term fund shareholders, increase the transaction and other costs of a fund and increase taxes, all of which could reduce the return to fund shareholders.

The Board has adopted policies reasonably designed to deter short-term trading of fund shares. The funds will not enter into agreements to accommodate frequent purchases or exchanges. Further, the funds and EFS have adopted the following guidelines:

•	EFS reviews transaction activity, using established criteria, to identify transactions that may signal excessive trading.

•

EFS may reject any purchase or exchange orders, in whole or in part, that in its opinion, appear excessive in frequency and/or amount or otherwise potentially disruptive to a fund. EFS may consider the trading history of accounts under common ownership or control in this determination.

•	All shareholders are subject to these restrictions. Eagle reserves the right to reject combined or omnibus orders in whole or in part.

•

EFS seeks the cooperation of broker-dealers and other financial intermediaries by various methods such as entering into agreements whereby EFS will request information regarding the identity of specific investors, transaction information and restricting the ability of particular investors to purchase fund shares.

•	While EFS applies the above policies, there is no guarantee that all market timing will be detected.

Disclosure of portfolio holdings  I  Periodically, customers of the funds express interest in having current portfolio holdings disclosed to them more often than required by law or regulation. To satisfy this request, the funds have adopted a

P-28

Your Investment

PROSPECTUS	03.01.2009

policy on disclosing portfolio holdings to properly manage this process to ensure confidentiality and proper use of this information. A description of the funds’ policy is included in the SAI. Portfolio information can be found on our website, eagleasset.com.

Account statements  I  If you purchase shares directly from a fund, you will receive monthly or quarterly statements detailing fund balances and all transactions completed during the prior period and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly or quarterly statements. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and statements and immediately notify EFS or your financial advisor or any discrepancies.

Dividends, Capital Gain Distributions and Taxes

Distributions and taxes  I  Each fund annually distributes to its shareholders dividends from its net investment income. Net investment income generally consists of dividends and interest income received on investments, less expenses.

The dividends you receive from a fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the 15% maximum federal income tax rate applicable (through 2010) to dividends paid to individuals.

Each fund may also distribute capital gains to its shareholders normally once a year. A fund generates capital gains when it sells assets in its portfolio for profit. Capital gains distributions are taxed differently depending on how long the fund held the asset (not on how long you hold your shares). Distributions of capital gains recognized on the sale of assets held for one year or less (net short-term capital gains) are taxed as ordinary income; distributions of capital gains recognized on the sale of assets held longer than that (net long-term capital gains) are taxed at lower capital gains rates. The federal alternative minimum tax (“AMT”) may apply in certain cases, even in a “tax-free” fund. Tax laws and rates may change over time. Please consult a tax professional for more information.

Fund distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing fund at NAV (without sales charge) unless you opt to take your distributions in cash, in the form of a check, or direct them for purchase of shares in the same class of another Eagle mutual fund.

In general, selling or exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

Type of transactions	Tax status and rate
Income dividends	Ordinary income; may be eligible for 15% maximum rate for individuals
Net short-term capital gain distributions	Ordinary income
Net capital gain distributions	Long-term capital gains; generally eligible for 15% maximum rate for individuals
Sales or exchanges of fund shares owned for more than one year	Long-term capital gains or losses (capital gains rate, as described above)
Sales or exchanges of fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

Income dividend distributions will vary by class and are anticipated to be generally higher for Class A shares (because that class’s expense ratio is lower).

Withholding taxes  I  If you are a non-corporate shareholder and a fund does not have your correct Social Security or other taxpayer ID number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) a portion of your distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized). If you otherwise are subject to backup withholding, we also must withhold and pay to the IRS a portion of your distributions. Any tax withheld may be applied against the tax liability on your tax return. State law may also require us to withhold and pay to your state of residence a portion of your distributions and redemption proceeds.

Tax reporting  I  If your account has taxable distributions, withholding or other activity required to be reported to the IRS, we will send you the appropriate tax form that reflects the amount and tax status of that activity. Such tax forms will be mailed early in the year for the prior calendar year in accordance with current IRS guidelines. Generally, fund distributions are taxable to you in the year you receive them. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

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Financial Highlights

PROSPECTUS	03.01.2009

Because the funds commenced offering Class R-3 and R-5 shares in 2006 there is less than five years worth of financial information available on Class R-3 and R-5 shares. The financial highlights table shown below provides financial information for Class R-3 and R-5 shares since its commencement of operations and for Class A shares, which is not offered in this prospectus but that would be substantially similar because the shares represent investment in the same portfolio of securities. Annual returns would differ only to the extent that the other class shares are subject to a sales charge and different annual operating expenses. Certain information reflects financial results for a single Class A share. The information provided for Class R-3 and R-5 shares of the funds is intended to help you understand the performance of the Class R-3 and R-5 shares of the fund for the periods indicated. Certain information reflects financial results for a single Class R-3 or R-5 share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). The table is a part of the funds’ financial statements, which are included in their annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm, whose report is included in the funds’ annual reports.

Fiscal periods			Beginning net asset value	From investment operations				Dividends & distributions				Ratios to average daily net assets (%)
				Income (loss)	Realized & unrealized gain (loss)		Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered		Without expenses waived/ recovered		Net income (loss)		Portfolio turnover rate (%)	Total return (%) (a)	Ending net assets (millions)
Beginning	Ending
Eagle Capital Appreciation Fund
Class A
11/01/07	10/31/08	*	$35.99	($0.13)	($12.71)		($12.84)	$—	($4.57)	($4.57)	$18.58	1.20		1.20		(0.45)		61	(40.38)	$329
11/01/06	10/31/07	*	29.67	0.04	6.46	(b)	6.50	—	(0.18)	(0.18)	35.99	1.20		1.20		0.11		62	22.02	566
09/01/06	10/31/06	*(c)	28.59	(0.01)	1.09	(b)	1.08	—	—	—	29.67	1.23	(d)	1.23	(d)	(0.19	)(d)	7	3.78 (e)	387
09/01/05	08/31/06	*	26.28	(0.06)	2.37	(b)	2.31	—	—	—	28.59	1.19		1.19		(0.23)		58	8.79	378
09/01/04	08/31/05	*	22.85	—	3.43	(b)	3.43	—	—	—	26.28	1.18		1.18		0.01		42	15.01	391
09/01/03	08/31/04		21.82	(0.08)	1.11		1.03	—	—	—	22.85	1.19		1.19		(0.39)		27	4.72	321
Class R-3*
11/01/07	10/31/08		35.97	(0.20)	(12.69)		(12.89)	—	(4.57)	(4.57)	18.51	1.42		1.42		(0.70)		61	(40.56)	0
09/12/07	10/31/07		33.30	(0.05)	2.72	(b)	2.67	—	—	—	35.97	1.65	(d)	7.17	(d)	(1.26	)(d)	62	8.02 (e)	0
Class R-5*
11/01/07	10/31/08		36.13	(0.04)	(12.79)		(12.83)	—	(4.57)	(4.57)	18.73	0.83		0.83		(0.13)		61	(40.17)	16
11/01/06	10/31/07		29.68	0.16	6.47	(b)	6.63	—	(0.18)	(0.18)	36.13	0.85		0.85		0.48		62	22.45	12
10/02/06	10/31/06		29.04	—	0.64	(b)	0.64	—	—	—	29.68	0.85	(d)	0.85	(d)	(0.20	)(d)	7	2.20 (e)	7
Eagle Growth & Income Fund
Class A*
11/01/07	10/31/08		17.77	0.37	(6.27)		(5.90)	(0.35)	(1.81)	(2.16)	9.71	1.35		1.33		2.75		64	(37.25)	61
11/01/06	10/31/07		14.68	0.36	3.60	(b)	3.96	(0.34)	(0.53)	(0.87)	17.77	1.35		1.40		2.28		63	28.17	96
10/01/06	10/31/06	(c)	14.43	0.02	0.34	(b)	0.36	(0.11)	—	(0.11)	14.68	1.35	(d)	1.56	(d)	1.33	(d)	4	2.52 (e)	68
10/01/05	09/30/06		13.81	0.38	1.43	(b)	1.81	(0.34)	(0.85)	(1.19)	14.43	1.35		1.42		2.74		54	13.90	68
10/01/04	09/30/05		11.80	0.28	1.99	(b)	2.27	(0.26)	—	(0.26)	13.81	1.35		1.51		2.13		73	19.41	45
10/01/03	09/30/04		11.10	0.16	0.68		0.84	(0.14)	—	(0.14)	11.80	1.35		1.50		1.31		80	7.57	41
Eagle International Equity Fund
Class A*
11/01/07	10/31/08		36.52	0.32	(16.15)		(15.83)	—	(2.89)	(2.89)	17.80	1.41		1.41		1.11		115	(46.77)	73
11/01/06	10/31/07		29.97	0.27	8.87	(b)	9.14	(0.47)	(2.12)	(2.59)	36.52	1.47		1.41		0.83		56	32.58	166
11/01/05	10/31/06		25.20	0.24	6.73	(b)	6.97	(0.16)	(2.04)	(2.20)	29.97	1.71		1.53		0.86		58	29.31	91
11/01/04	10/31/05		20.95	0.09	4.49	(b)	4.58	(0.33)	—	(0.33)	25.20	1.78		2.00		0.38		78	21.98	50
11/01/03	10/31/04		17.93	0.05	3.12		3.17	(0.15)	—	(0.15)	20.95	1.78		2.15		0.24		162	17.74	29
Eagle Large Cap Core Fund
Class A*
11/01/07	10/31/08		17.95	0.17	(6.52)		(6.35)	(0.13)	(0.77)	(0.90)	10.70	1.26		1.26		1.14		43	(37.08)	12
11/01/06	10/31/07		16.54	0.13	1.48	(b)	1.61	(0.08)	(0.12)	(0.20)	17.95	1.36		1.28		0.73		45	9.85	27
11/01/05	10/31/06		14.29	0.09	2.16	(b)	2.25	—	—	—	16.54	1.53		1.52		0.57		43	15.75	23
05/02/05	10/31/05		14.29	(0.01)	0.01	(b)	—	—	—	—	14.29	1.65	(d)	3.25	(d)	(0.09	)(d)	66	— (e)	19

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Financial Highlights

PROSPECTUS	03.01.2009

Fiscal periods		Beginning net asset value	From investment operations				Dividends & distributions				Ratios to average daily net assets (%)
			Income (loss)	Realized & unrealized gain (loss)		Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered		Without expenses waived/ recovered		Net income (loss)		Portfolio turnover rate (%)	Total return (%) (a)	Ending net assets (millions)
Beginning	Ending
Eagle Large Cap Core Fund (cont’d)
Class R-5*
11/01/07	10/31/08	$17.98	$0.27	($6.51)		($6.24)	($0.21)	($0.77)	($0.98)	$10.76	0.86		0.90		1.71		43	(36.52)	$0
04/02/07	10/31/07	16.51	—	1.47	(b)	1.47	—	—	—	17.98	0.91	(d)	0.91	(d)	0.05	(d)	45	8.90 (e)	1
Eagle Mid Cap Growth Fund
Class A*
11/01/07	10/31/08	34.48	(0.20)	(10.29)		(10.49)	—	(5.36)	(5.36)	18.63	1.30		1.30		(0.74)		141	(35.68)	86
11/01/06	10/31/07	28.11	(0.24)	9.18	(b)	8.94	—	(2.57)	(2.57)	34.48	1.36		1.36		(0.80)		98	34.28	130
11/01/05	10/31/06	26.72	(0.14)	2.95	(b)	2.81	—	(1.42)	(1.42)	28.11	1.29		1.29		(0.49)		111	10.70	135
11/01/04	10/31/05	25.26	(0.22)	2.89	(b)	2.67	—	(1.21)	(1.21)	26.72	1.34		1.34		(0.81)		75	10.66	127
11/01/03	10/31/04	23.92	(0.23)	1.57		1.34	—	—	—	25.26	1.38		1.38		(0.92)		92	5.60	80
Eagle Mid Cap Stock Fund
Class A*
11/01/07	10/31/08	32.59	(0.09)	(10.83)		(10.92)	—	(3.33)	(3.33)	18.34	1.15		1.15		(0.34)		176	(37.04)	780
11/01/06	10/31/07	30.12	(0.06)	5.61	(b)	5.55	—	(3.08)	(3.08)	32.59	1.13		1.13		(0.18)		185	20.08	1,312
11/01/05	10/31/06	27.79	(0.10)	4.39	(b)	4.29	—	(1.96)	(1.96)	30.12	1.13		1.13		(0.35)		180	16.18	904
11/01/04	10/31/05	24.57	(0.13)	3.35	(b)	3.22	—	—	—	27.79	1.15		1.15		(0.48)		146	13.11	633
11/01/03	10/31/04	21.67	(0.15)	3.05		2.90	—	—	—	24.57	1.20		1.20		(0.64)		124	13.38	370
Class R-3*
11/01/07	10/31/08	32.52	(0.13)	(10.80)		(10.93)	—	(3.33)	(3.33)	18.26	1.33		1.33		(0.53)		176	(37.16)	1
11/01/06	10/31/07	30.10	(0.10)	5.60	(b)	5.50	—	(3.08)	(3.08)	32.52	1.29		1.29		(0.33)		185	19.91	1
08/10/06	10/31/06	27.82	(0.04)	2.32	(b)	2.28	—	—	—	30.10	1.27	(d)	1.27	(d)	(0.60	)(d)	180	8.20 (e)	0
Class R-5*
11/01/07	10/31/08	32.73	0.02	(10.92)		(10.90)	—	(3.33)	(3.33)	18.50	0.74		0.74		0.06		176	(36.80)	24
11/01/06	10/31/07	30.13	0.07	5.61	(b)	5.68	—	(3.08)	(3.08)	32.73	0.75		0.75		0.23		185	20.55	34
10/02/06	10/31/06	28.96	—	1.17	(b)	1.17	—	—	—	30.13	0.67	(d)	0.67	(d)	(0.15	)(d)	180	4.04 (e)	12
Eagle Small Cap Growth Fund
Class A*
11/01/07	10/31/08	41.33	(0.16)	(12.81)		(12.97)	—	(5.84)	(5.84)	22.52	1.27		1.27		(0.50)		51	(35.81)	189
11/01/06	10/31/07	37.87	(0.15)	6.46	(b)	6.31	—	(2.85)	(2.85)	41.33	1.25		1.25		(0.38)		64	17.65	327
11/01/05	10/31/06	32.93	(0.15)	6.23	(b)	6.08	—	(1.14)	(1.14)	37.87	1.24		1.24		(0.43)		49	18.89	269
11/01/04	10/31/05	32.19	(0.13)	2.43	(b)	2.30	—	(1.56)	(1.56)	32.93	1.30		1.25		(0.39)		50	7.08	225
11/01/03	10/31/04	29.00	(0.16)	3.35		3.19	—	—	—	32.19	1.33		1.33		(0.50)		59	11.00	182
Class R-3*
11/01/07	10/31/08	41.25	(0.20)	(12.77)		(12.97)	—	(5.84)	(5.84)	22.44	1.42		1.42		(0.67)		51	(35.88)	1
11/01/06	10/31/07	37.88	(0.28)	6.50	(b)	6.22	—	(2.85)	(2.85)	41.25	1.37		1.37		(0.65)		64	17.40	1
09/19/06	10/31/06	35.99	(0.03)	1.92	(b)	1.89	—	—	—	37.88	1.60	(d)	2.05	(d)	(1.04	)(d)	49	5.25 (e)	0
Class R-5*
11/01/07	10/31/08	41.50	(0.05)	(12.89)		(12.94)	—	(5.84)	(5.84)	22.72	0.90		0.90		(0.15)		51	(35.55)	11
11/01/06	10/31/07	37.88	—	6.47	(b)	6.47	—	(2.85)	(2.85)	41.50	0.88		0.88		(0.01)		64	18.10	15
10/02/06	10/31/06	35.86	—	2.02	(b)	2.02	—	—	—	37.88	0.83	(d)	0.83	(d)	(0.10	)(d)	49	5.63 (e)	13

* Per share amounts have been calculated using the monthly average share method.

(a) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges. (b) Redemption fee amounts represent less than $0.01 per share. (c) Denotes a partial period when the Eagle Capital Appreciation Fund and Eagle Growth & Income Fund changed their fiscal and tax year ends to October 31. (d) Annualized. (e) Not annualized.

P-31

For More Information

More information on these funds is available free upon request, including the following:

Financial Reports  I  Additional information about each Fund’s investments is available in each Fund’s annual and semiannual reports to shareholders. In those reports, you will find a discussion of the market conditions and investment strategies that affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)  I  Additional information about each fund and its policies may be found in the SAI. A current SAI is on file with the Securities and Exchange Commission (“Commission”) and is incorporated herein by reference (meaning it is legally considered part of this Prospectus).

To obtain the SAI, Prospectus, annual report, semiannual report, performance information, an account application, a schedule of portfolio holdings found on Form N-Q, other information or to make an inquiry, contact Eagle Family of Funds:

By mail:	P.O. Box 33022
St. Petersburg, Florida 33733-8022

By telephone:	800.421.4184

By internet:	eagleasset.com

These documents and other information about the funds can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the funds may be viewed on-screen or downloaded from the EDGAR Database on the Commission’s Internet web site at sec.gov; or after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

Eagle offers the ability to receive these documents and other fund information electronically, via notification to an e-mail address you provide. To enroll in this service, visit eagleasset.com. Further, to eliminate unnecessary duplication and reduce the cost to fund shareholders, only one copy of the prospectus or other shareholder reports may be sent to shareholders with the same mailing address. However, if you wish to receive a copy of the prospectus or other shareholder reports for each shareholder with the same mailing address, call 800.421.4184 or send an e-mail to: eaglefundservices@eagleasset.com. Eagle Family of Funds is pleased to offer the convenience of viewing shareholder communications, including fund Prospectuses, annual reports, and proxy statements, online at eagleasset.com.

The funds’ Investment Company and Securities Act registration numbers are:

Eagle Capital Appreciation Fund	811-4338	2-98634
Eagle Growth & Income Fund	811-4767	33-7559
Eagle Series Trust	811-7470	33-57986

No dealer, salesperson or other person has been authorized to give any information or to make any representation other than that contained in this prospectus in connection with the offer contained in this prospectus, and, if given or made, such other information or representations must not be relied upon unless having been authorized by the funds or their distributor. This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

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Would you like to receive future mailings via e-mail?

If so, please let us know.

Visit eagleasset.com to enroll.

STATEMENT OF ADDITIONAL INFORMATION

EAGLE MUTUAL FUNDS

•	CAPITAL APPRECIATION FUND	•	MID CAP GROWTH FUND
•	GROWTH & INCOME FUND	•	MID CAP STOCK FUND
•	INTERNATIONAL EQUITY FUND	•	SMALL CAP CORE VALUE FUND
•	LARGE CAP CORE FUND	•	SMALL CAP GROWTH FUND

     This Statement of Additional Information (“SAI”) dated March 1, 2009 should be read in conjunction with the Prospectus dated March 1, 2009 describing the shares of the Capital Appreciation Fund, the Growth & Income Fund and five series of the Eagle Series Trust, which are the International Equity Fund, Large Cap Core Fund, the Mid Cap Growth Fund, the Mid Cap Stock Fund, the Small Cap Core Value Fund, and the Small Cap Growth Fund (each a “fund” and, collectively, the “funds”).

     This SAI is not a prospectus itself. This SAI is incorporated by reference into the funds’ Prospectus. In other words, this SAI is legally part of the funds’ Prospectus.

     The financial statements for each fund for the fiscal year ended October 31, 2008 are incorporated herein by reference to the funds’ Annual Reports to Shareholders dated October 31, 2008. Copies of the Prospectus or annual and semiannual reports to shareholders are available, without charge, upon request by writing to Eagle Fund Services, Inc. (“EFS”) at the address below, calling 800.421.4184 or by visiting our website at eagleasset.com.

EAGLE ASSET MANAGEMENT, INC.

P.O. Box 33022, St. Petersburg, Florida 33733-8022

Page

I.	GENERAL INFORMATION		2
II.	INVESTMENT INFORMATION		2
	A.	Investment Policies, Strategies and Risks	2
	B.	Industry Classifications	20
III.	INVESTMENT LIMITATIONS		20
	A.	Fundamental Investment Policies for All Funds	20
	B.	Non-Fundamental Investment Policies	21
	C.	Exception	21
IV.	NET ASSET VALUE		21
V.	INVESTING IN THE FUNDS		23
VI.	INVESTMENT PROGRAMS		23
	A.	Retirement Plans	23
	B.	Rights of Accumulation	23
	C.	Class A Letter of Intent	24
VII.	REDEEMING SHARES		24
	A.	Receiving Payment	24
	B.	Telephone Transactions	25
	C.	Systematic Withdrawal Plan	26
	D.	Waiver of CDSC	26
	E.	Redemptions-in-Kind	27
	F.	Frequent Purchases and Redemptions of Fund Shares	27
VIII.	EXCHANGE PRIVILEGE		27
IX.	DISCLOSURE OF PORTFOLIO HOLDINGS		27
X.	TAXES		28
XI.	SHAREHOLDER INFORMATION		33
XII.	FUND INFORMATION		33
	A.	Management of the Funds	33
	B.	Control Persons and Principal Holders of Securities	38
	C.	Proxy Voting Policies and Procedures	40
	D.	Investment Adviser and Administrator; Subadvisers	41
	E.	Portfolio Managers	45
	F.	Portfolio Turnover and Brokerage Practices	52
	G.	Distribution of Shares	55
	H.	Payments to Dealers.	57
	I.	Additional Services to the Funds	59
	J.	Potential Liability	60
APPENDIX A - INVESTMENT TYPES GLOSSARY			A-1
APPENDIX B - COMMERCIAL PAPER / CORPORATE DEBT RATINGS			B-1
APPENDIX C – FUND INVESTMENT SUMMARY			C-1

I.      GENERAL INFORMATION

The Eagle Capital Appreciation Fund (“Capital Appreciation”), formerly known as the Heritage Capital Appreciation Trust, the Eagle Growth & Income Fund (“Growth & Income”), formerly known as the Heritage Growth and Income Trust, and the Eagle Series Trust (“Series Trust”), formerly known as the Heritage Series Trust (collectively, the “Trusts”) each was established as a Massachusetts business trust under a Declaration of Trust dated June 21, 1985, July 25, 1986 and October 28, 1992, respectively.

     Each Trust is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Capital Appreciation and Growth & Income each offer shares through a single investment portfolio. Series Trust currently offers its shares through six separate investment portfolios:

•	the International Equity Fund (“International Equity”) (prior to July 1, 2002, named International Equity Portfolio),
•	the Large Cap Core Fund (“Large Cap Core”) (prior to November 1, 2008, named Core Equity Fund),
•	the Mid Cap Growth Fund (“Mid Cap Growth”) (prior to January 2, 2004, named Aggressive Growth Fund and from January 2, 2004 to November 1, 2008, named Diversified Growth Fund),
•	the Mid Cap Stock Fund (“Mid Cap Stock”),
•	the Small Cap Core Value Fund (“Small Cap Core Value”),
•	the Small Cap Growth Fund (“Small Cap Growth”) (prior to November 1, 2008, named Small Cap Stock Fund).

Each fund currently offers Class A shares sold subject to a front-end sales charge (“Class A shares”) and Class C shares sold subject to a 1% contingent deferred sales charge (“CDSC”) (“Class C shares”). In addition, each fund offers Class I, Class R-3 and Class R-5 shares, each sold without a front-end sales charge or CDSC.

Each fund described in this SAI operates for many purposes as if it were an independent company. Each fund has its own objective(s), policies, strategies and Portfolio Managers, among other characteristics.

II.      INVESTMENT INFORMATION

A.      Investment Policies, Strategies and Risks

This section provides a detailed description of the securities in which a fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies. For more information regarding the description of various types of securities in which a fund may invest, please refer to Appendix A, Investment Types Glossary. For more information on a fund’s principal strategies and risks, please see the funds’ Prospectus.

Equity Securities:

Common Stocks. Each fund may invest in common stocks.

Convertible Securities. Each fund may invest in convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, increases as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Please see the discussion of “Investment Grade/Lower Rated Securities” below for additional information.

Preferred Stock. Each fund may invest in preferred stock.

Real Estate Investment Trusts (“REITs”). Each fund may invest in REITs. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

Warrants and Rights. Each fund may purchase warrants. All funds may purchase rights. Rights are instruments that permit a fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock. All funds currently do not intend to invest more than 5% of their respective net assets in warrants. International Equity also may invest in warrants or rights it acquired as part of a unit or attached to securities at the time of purchase without any limitation.

Debt Securities:

Debt Securities. Each fund may invest in debt securities.

Corporate Debt Obligations. Each fund may invest in corporate debt securities, including corporate bonds, debentures, notes and other similar corporate debt instruments. Please see the discussion of “Investment Grade/Lower Rated Securities” below for additional information.

Investment Grade and Lower Rated Securities:

Investment Grade Securities. Each fund may invest in securities rated investment grade. Securities rated in the lowest category of investment grade are considered to have speculative characteristics and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade bonds. Each fund may retain a security that has been downgraded below investment grade if, in the opinion of its portfolio manager, it is in the fund’s best interest.

Lower Rated / High-Yield Securities. Mid Cap Growth, International Equity, Growth & Income, Mid Cap Stock, Small Cap Core Value and Small Cap Growth may invest in debt securities rated below investment grade. These securities are commonly referred to as “high yield securities” and are deemed to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. These securities are subject to specific risks that may not be present with investments of higher grade securities. Mid Cap Growth, Mid Cap Stock, Small Cap Core Value and Small Cap Growth currently do not intend to invest more than 5% of their respective net assets in lower rated/high-yield securities. International Equity may invest up to 10% of its net assets in lower rated/high-yield securities.

Risk Factors of Lower Rated / High-Yield Securities:

            Interest Rate and Economic Risk. As with all debt securities, the market prices of high yield securities tend to decrease when interest rates rise and increase when interest rates fall. The prices of high yield securities also will fluctuate greatly during periods of economic uncertainty and changes resulting in changes in a fund’s net asset value (“NAV”). During these periods, some highly leveraged high yield securities issuers may experience a higher incidence of default due to their inability to meet principal and interest payments, projected business goals or to obtain additional financing. In addition, a fund may need to replace or sell a junk bond that it owns at unfavorable prices or returns. Accordingly, those high yield securities held by a fund may affect its NAV and performance adversely during such times.

            In a declining interest rate market, if an issuer of a high yield security containing a redemption or call provision exercises either provision, a fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. While it is impossible to protect entirely against this risk, diversification of a fund’s investment portfolio and its portfolio manager’s careful analysis of prospective investment portfolio securities should minimize the impact of a decrease in value of a particular security or group of securities in the fund’s investment portfolio.

             Securities Ratings and Credit Risk. Securities ratings are based largely on the issuer’s historical financial information and the rating agencies’ investment analysis at the time of rating. Credit ratings usually evaluate the safety of principal and interest payment of debt securities, such as high yield securities, but may not reflect the true risks of an investment in such securities. A reduction in an issuer’s credit rating may cause that issuer’s high yield securities to decrease in market value. Also, credit rating agencies may fail to change the credit ratings to reflect subsequent events. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate.

            A fund’s portfolio manager continually monitors the investments in its respective investment portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. A fund’s portfolio manager primarily relies on its own credit analysis, including a study of existing debt, capital structure, ability to service debt and pay dividends, sensitivity to economic conditions and other factors in its determination. See Appendix B for a description of corporate debt ratings.

            Liquidity Risk and Valuation. The market for high yield securities tends to be less active and primarily dominated by institutional investors compared to the market for high-quality debt securities. During periods of economic uncertainty or adverse economic changes, the market may be further restricted. In these conditions, a fund may have to dispose of its high yield securities at unfavorable prices or below fair market value. In addition, during such times, reliable objective information may be limited or unavailable and negative publicity may adversely affect the public’s perception of the junk bond market. A Trust’s Board of Trustees (“Board”) or portfolio manager may have difficulty assessing the value of high yield securities during these times. Consequently, any of these factors may reduce the market value of high yield securities held by a fund.

Short-Term Money Market Instruments:

            Bankers’ Acceptances.Each fund may invest in bankers’ acceptances.

Growth & Income may invest in bankers’ acceptances of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus and undivided profits of over $100 million as of the close of their most recent fiscal year. Growth & Income may also invest in instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”).

Certificates of Deposit (“CDs”). Each fund may invest in CDs issued by domestic institutions with assets in excess of $1 billion.

Commercial Paper. Each fund may invest in commercial paper that is limited to obligations rated Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by Standard and Poor’s (“S&P”).

Repurchase and Reverse Repurchase Agreements:

Repurchase Agreements. Each fund may invest up to 20% of its net assets in repurchase agreements In accordance with the guidelines and procedures established by the Board, a fund may enter into repurchase agreements with member banks of the Federal Reserve System, securities dealers who are members of a national securities exchange or market makers in U.S. Government securities. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible declines in the market value of the underlying securities and delays and costs to a fund if the other party becomes bankrupt, a fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by its portfolio manager to present minimal credit risks.

Reverse Repurchase Agreements. Each fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a fund may decline below the price of the securities the fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a fund’s obligation to repurchase the securities. During that time, a fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a fund’s limitation on borrowing.

U.S. Government:

U.S. Government Securities. U.S. Government Securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchases certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.

            Zero Coupon Securities:

Zero Coupon Securities and Pay-In-Kind Bonds. Growth & Income may invest in zero coupon securities. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit value.     Although zero coupon securities generally are not traded on a national securities exchange, such securities are widely traded by brokers and dealers.

            The Internal Revenue Code requires the holder of a zero coupon security, certain pay-in-kind bonds and certain other securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. See “Taxes.”

Foreign Securities Exposure:

Depositary Receipts. Each fund may invest in sponsored or unsponsored European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), Special Drawing Rights (“SDRs”) or other similar securities representing interests in or convertible into securities of foreign issuers (collectively, “Depositary Receipts”).

Issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of these unsponsored Depositary Receipts. For purposes of certain investment limitations, EDRs, GDRs and IDRs are considered to be foreign securities.

Euro/Yankee Bonds. International Equity may invest in dollar-denominated bonds issued by foreign branches of domestic banks (“Eurobonds”) and dollar-denominated bonds issued by a U.S. branch of a foreign bank and sold in the United States (“Yankee bonds”). Investment in Eurobonds and Yankee bonds entails certain risks similar to investment in foreign securities in general. These risks are discussed below.

Eurodollar Certificates. Growth & Income may purchase CDs issued by foreign branches of domestic and foreign banks. Such obligations may be subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements, loan limitations, and accounting, auditing and recordkeeping requirements as are domestic banks or domestic branches of foreign banks. In addition, less information may be publicly available about a foreign branch of a domestic bank or a foreign bank than a domestic bank.

Foreign Securities. Each fund may invest in foreign equity securities. In most cases, the best available market for foreign securities will be on the exchanges or in over-the-counter (“OTC”) markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, generally are not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Their markets and economies may react differently to specific or global events than the U.S. market and economy. In addition, foreign brokerage commissions generally are higher than commissions on securities traded in the United States. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments.

            International Equity may invest in emerging markets. Special considerations (in addition to the considerations regarding foreign investments generally) may include greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures. Compared to the United States and other developed countries, emerging markets countries may have relatively unstable governments, economies based on only a few industries, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries and securities markets that are less liquid and trade a smaller number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Political, legal and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristics of more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

No fund will invest in foreign securities when there are currency or trading restrictions in force or when, in the judgment of its portfolio manager, such restrictions are likely to be imposed. However, certain currencies may become blocked (i.e., not freely available for transfer from a foreign country), resulting in the possible inability of the fund to convert proceeds realized upon sale of portfolio securities of the affected foreign companies into U.S. currency.

Because investments in foreign companies usually will involve currencies of foreign countries and because the funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of any of the assets of the funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a fund may incur costs in connection with conversions between various currencies. Each fund will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. Additionally, to protect against uncertainty in the level of future exchange rates, Capital Appreciation and Growth & Income may enter into contracts to purchase or sell foreign currencies at a future date (a “forward currency contract” or “forward contract”). When deemed appropriate by the portfolio manager of International Equity, the fund may from time to time seek to reduce foreign currency risk by hedging some or all of the fund's foreign currency exposure back into the U.S. dollar.

American Depositary Receipts (“ADRs”):

Each fund may invest in both sponsored and unsponsored ADRs.

Holders of unsponsored depository receipts generally bear all the costs of such facilities, and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. For purposes of certain investment limitations, ADRs are considered to be foreign securities and are subject to many of the risks inherent in investing in foreign securities, as discussed previously.

Hedging Instruments - Futures, Forwards, Options and Hedging Transactions:

General Description. Each fund, except Small Cap Growth, may use certain financial instruments (“Hedging Instruments”), including futures contracts (sometimes referred to as “futures”), options, options on futures and forward currency contracts, to attempt to hedge the fund’s investment portfolio as discussed below.

The use of Hedging Instruments is subject to applicable regulations of the Securities and Exchange Commission (“Commission”), the exchanges upon which they are traded and the Commodity Futures

Trading Commission (“CFTC”). In addition, a fund’s ability to use Hedging Instruments may be limited by tax considerations. See “Taxes.” Pursuant to claims for exemption filed with the National Futures Association on behalf of each fund, except Small Cap Growth, each fund is not deemed to be a “commodity pool operator” or a “commodity pool” under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the products and strategies described below, the funds expect to discover additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques. These new opportunities may become available as each fund’s portfolio manager develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, forward currency contracts or other techniques are developed. A fund’s portfolio manager may utilize these opportunities to the extent that it is consistent with a fund’s investment objective(s) and permitted by the fund’s investment limitations and applicable regulatory authorities. Although a fund may be permitted to use a variety of Hedging Instruments, each fund presently intends to purchase, sell and use for hedging or investment purposes those Hedging Instruments as specified and discussed in the sections that follow.

Special Risks of Hedging Strategies. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.

(1)     Successful use of most Hedging Instruments depends upon a portfolio manager’s ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While each fund’s portfolio manager is experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

(2)     There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded. The effectiveness of hedges and using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

To compensate for imperfect correlation, a fund may purchase or sell Hedging Instruments in a greater dollar amount than the hedged securities or currency if the volatility of the hedged securities or currency is historically greater than the volatility of the Hedging Instruments. Conversely, a fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities or currency is historically less than that of the Hedging Instruments.

(3)     Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a fund entered into a short hedge because its portfolio manager projected a decline in the price of a security in the fund’s investment portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

(4)     As described below, each fund might be required to maintain assets as “cover”, maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties. If a fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. A fund’s ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.

Cover for Hedging Strategies. Some Hedging Instruments expose a fund to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies, forward currency contracts, options, or futures contracts or (2) cash and other liquid assets with a value, marked-to-market daily, sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with Commission guidelines regarding cover for instruments and will, if the guidelines so require, set aside cash or other liquid assets in an account with the fund’s custodian, in the prescribed amount.

Assets used as cover or otherwise held in an account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a fund’s assets to cover in segregated accounts could impede its ability to meet redemption requests or other current obligations.

Options:

Each fund, except Small Cap Growth, may use for hedging, substitution or investment purposes, certain options, including options on securities, equity and debt indices and currencies. However, Growth & Income may only purchase and sell call options on securities and write covered call options on securities as discussed below. Certain risks and special characteristics of these strategies are discussed below.

Risks of Options Trading. The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under “Illiquid and Restricted Securities.”

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under “Illiquid and Restricted Securities.”

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

A fund effectively may terminate its right or obligation under an option by entering into a closing transaction. If the fund wished to terminate its obligation to purchase or sell securities or currencies under a put or call option it has written, it may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, a fund may write a call or put option of the same series; this is known as a closing sale transaction. Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option.

            In considering the use of options, particular note should be taken of the following:

(1)     The value of an option position will reflect, among other things, the current market price of the underlying security, index, currency or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument and general market conditions. For this reason, the successful use of options depends upon a fund’s portfolio manager’s ability to forecast the direction of price fluctuations in the underlying instrument.

(2)     At any given time, the exercise price of an option may be below, equal to or above the current market value of the underlying instrument. Purchased options that expire unexercised have no value. Unless an option purchased by a fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

(3)     A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Most exchange-listed options relate to futures contracts, stocks and currencies. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Although a fund intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the fund would have to exercise those options that it has purchased in order to realize any profit.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund greater flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Since closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets of options on debt securities) only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists, there can be no assurance that a fund will, in fact, be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an OTC option position at any time prior to its expiration.

With respect to options written by a fund, the inability to enter into a closing transaction may result in material losses. For example, because a fund may maintain a covered position with respect to any call option it writes on a security, it may not sell the underlying security during the period it is obligated under such option. This requirement may impair the fund’s ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

(4)     Activities in the options market may result in a higher portfolio turnover rate and additional brokerage costs; however, a fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of market movements.

(5)     The risks of investment in options on indices may be greater than options on securities or currencies. Because index options are settled in cash, when a fund writes a call on an index it cannot provide, in advance, for its potential settlement obligations by acquiring and holding the underlying securities. A fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the fund cannot, as a practical matter, acquire and hold an investment portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a fund could assemble an investment portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a fund as the call writer will not learn that it has been assigned until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer’s obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its investment portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index subsequently may change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

As noted above, Growth & Income may write covered call options on securities to increase income in the form of premiums received from the purchasers of the options. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, a fund will write covered call options on securities generally when its portfolio manager believes that the premium received by the fund plus anticipated appreciation in the market price of the underlying security up to the exercise price of the option, will be greater than the total appreciation in the price of the security. For Growth & Income, the aggregate value of the securities underlying call options (based on the lower of the option price or market) may not exceed 50% of its net assets.

The strategy also may be used to provide limited protection against a decrease in the market price of the security in an amount equal to the premium received for writing the call option, less any transaction costs. Thus, if the market price of the underlying security held by a fund declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the fund will be obligated to sell the security at less than its market value. A fund would lose the ability to participate in the value of such securities above the exercise price of the call option. A fund also gives up the ability to sell the portfolio securities used to cover the call option while the call option is outstanding.

Futures and Options on Futures:

Large Cap Core may purchase and sell futures on securities, indices or currencies and options on futures for hedging or investment purposes. (In general, a call option on a futures contract is “in-the-money” if the value of the underlying futures contract exceeds the strike, exercise, price of the call; a put option on a futures contract is “in-the-money” if the value of the underlying futures contract is exceeded by the strike price of the put.) International Equity may purchase and sell only currency and stock index futures for hedging or investment purposes.

Risks of Futures and Options on Futures Trading.Although futures contracts by their terms call for actual delivery or acceptance of currencies or financial instruments, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or currency and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

A fund is required to maintain margin deposits through which it buys and sells futures contracts or writes options on future contracts. Initial margin deposits vary from contract to contract and are subject to change. Margin balances are adjusted daily to reflect unrealized gains and losses on open contracts. If the price of an open futures or written option position declines so that a fund has market exposure on such contract, the broker will require the fund to deposit variation margin. If the value of an open futures or written option position increases so that a fund no longer has market exposure on such contract, the broker will pay any excess variation margin to the fund.

Most of the exchanges on which futures contracts and options on futures are traded limit the amount of fluctuation permitted in futures and options prices during a single trading day. The daily price limit establishes the maximum amount that the price of a futures contract or option may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily price limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily price limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract and options prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures or options positions and subjecting some traders to substantial losses.

Another risk in employing futures contracts and options as a hedge is the prospect that prices will correlate imperfectly with the behavior of cash prices for the following reasons. First, rather than meeting additional margin deposit requirements, investors may close contracts through offsetting transactions. Second, the liquidity of the futures and options markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery, liquidity in the futures and options markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures and options markets are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures and options markets may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or security price trends by a portfolio manager may still not result in a successful transaction.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options is subject to the existence of a liquid secondary market. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the underlying investment.

Stock Index Futures. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

The risk of imperfect correlation between movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund’s portfolio diverges from the securities included in the applicable index. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures contracts, a fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities is more than the historical volatility of the stock index. It is also possible that, where a fund has sold futures contracts to hedge its securities against decline in the market, the market may advance and the value of securities held by the fund may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices upon which the futures contracts are based.

Where stock index futures contracts are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in securities in an orderly fashion, it is possible that the market may decline instead. If a fund then concludes not to invest in securities at that time because of concern as to possible further market decline for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies. Large Cap Core may use options and futures on foreign currencies and International Equity may only use futures on foreign currencies.

Currency hedges can protect against price movements in a security that a fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A fund might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, a fund may hedge against price movements in that currency by entering into transactions using Hedging Instruments on another currency or basket of currencies, the values of which its portfolio manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

         The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging Instruments, a fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

          There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. If the U.S. futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

           Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts. Each fund, except Small Cap Growth, may enter into forward currency contracts as discussed below. Capital Appreciation and Small Cap Core Value may enter into contracts to purchase or sell foreign currencies at a future date that is not more than 30 days from the date of the contract. International Equity generally will not enter into a forward contract with a term of greater than one year.

Large Cap Core, Small Cap Core Value, Growth & Income and International Equity may enter into a forward contract to sell the foreign currency for a fixed U.S. dollar amount approximating the value of some or all of their respective portfolio securities denominated in such foreign currency. International Equity may enter into such a forward contract when its portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar.

In addition, Large Cap Core, Capital Appreciation, Small Cap Core Value, International Equity, and Growth & Income may use forward currency contracts when its portfolio manager wishes to “lock in” the U.S. dollar price of a security when the fund is purchasing or selling a security denominated in a foreign currency or anticipates receiving a dividend or interest payment denominated in a foreign currency.

Growth & Income may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize the risk to the fund from adverse changes in the relationship between the U.S. dollar and foreign currencies.

Capital Appreciation, Large Cap Core, Mid Cap Growth, Small Cap Core Value, International Equity and Growth & Income may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the fund’s portfolio manager believes will have a positive correlation to the values of the currency being hedged. Use of a different foreign currency magnifies the risk that movements in the price of the forward contract will not correlate or will correlate unfavorably with the foreign currency being hedged.

In addition, Large Cap Core, Small Cap Core Value, International Equity and Growth & Income may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a fund owned securities denominated in a foreign currency and its portfolio manager believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as “cross hedging.” Use of a different foreign currency magnifies a fund’s exposure to foreign currency exchange rate fluctuations.

The cost to a fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the then market conditions prevailing. Because forward currency contracts usually are entered into on a principal basis, no fees or commissions are involved. When a fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by entering into an instrument identical to the original contract. Secondary markets generally do not exist for forward currency contracts, however, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a fund will, in fact, be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Combined Transactions. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund’s options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, and increasing turnover; although such exercise is within the fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars:

Among the transactions into which International Equity may enter are interest rate, currency, index and total return swaps and the purchase or sale of related caps, floors and collars. The fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. Interest rate swaps involve the exchange with another party of respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal

International Equity will usually enter into swaps on a net basis, i.e., the two payment systems are netted out in a cash settlement on the payment date or dates specified in the instrument, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the portfolio manager believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from any other Nationally Recognized Statistical Rating Organization or is determined to be of equivalent credit quality by the portfolio manager. If there is a default by the counterparty, the fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, less liquid than swaps.

International Equity may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

International Equity may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, i.e. that the seller may fail to satisfy its payment obligations to the fund in the event of a default.

Options on Swap Agreements:

International Equity may enter into options on swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the fund than if the fund had invested directly in an instrument that yielded that desired return. The fund may write (sell) and purchase put and call swap options. Depending on the terms of a particular option agreement, the fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a swap option, upon the exercise of the option, the fund will become obligated according to the terms of the underlying agreement.

Forward Commitments:

International Equity and Growth & Income may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”). However, Growth & Income currently has no intention of engaging in such transactions at this time. A fund may engage in forward commitments if it either (1) holds and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price or (2) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a fund’s other assets. When such purchases are made through dealers, a fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to the fund of an advantageous yield or price. Although a fund generally will enter into forward commitments with the intention of acquiring securities for its investment portfolios, each fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

Illiquid and Restricted Securities:

Each fund will not purchase or otherwise acquire any illiquid security, agreements maturing in more than seven days, if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The funds presently have no intention of investing more than 5% of their respective assets in illiquid securities. OTC options and their underlying collateral are currently considered to be illiquid investments. Large Cap Core, Growth & Income Small Cap Core Value and Mid Cap Stock may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by these funds. The assets used as cover for OTC options written by a fund will be considered illiquid unless OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Not all restricted securities are deemed illiquid for the purposes noted in this section. There is a large institutional market for certain securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”). Rule 144A under the 1933 Act, establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A eligible securities held by a fund, however, could adversely affect the marketability of such portfolio securities and a fund may be unable to dispose of such securities promptly or at reasonable prices. These securities are deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities.

            Other Investment Companies and Index Securities:

Investment Companies. Each fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, a fund’s shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by the shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations.

Index Securities. Each fund may invest in S&P’s Depositary Receipts, S&P’s MidCap 400 Depositary Receipts, and other similar index securities, which are considered investments in other investment companies (“Index Securities”). Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks.

Other Investment Practices:

When-Issued and Delayed Delivery Transactions. International Equity may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when International Equity anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When International Equity purchases securities on a when-issued or delayed delivery basis, it is required either (1) to create a segregated account with the custodian and to maintain in that account cash, U.S. Government securities or other high grade debt obligations in an amount equal on a daily basis to the amount of International Equity’s when-issued or delayed delivery commitments or (2) to enter into an offsetting forward sale of securities it owns equal in value to those purchased. International Equity will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, International Equity may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. When the time comes to pay for when-issued or delayed delivery securities, International Equity will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or delayed delivery securities themselves (which may have a value greater or less than International Equity’s payment obligation).

            At the time that a fund purchases a security using one of these techniques, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward or firm commitment securities will be established and maintained with the Trust’s Custodian or on the fund’s books and records and will be marked to market daily. On the delivery date, the fund will meet its obligations from securities that are then maturing or sales of securities held in the segregated asset account and/or from available cash flow. When-issued and forward commitment securities may be sold prior to the settlement date. The fund will engage in when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. However, if the fund chooses to dispose of the right to acquire a security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. In addition, there is always the risk that the securities may not be delivered and that the fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated account.

            If the fund disposes of the right to acquire a when-issued or forward commitment security prior to its acquisition or disposes of its right to deliver against a forward commitment, it can incur a gain or loss due to market fluctuation. In some instances prior to the settlement date, the third-party seller of when-issued or forward commitment securities may determine that it will be unable to meet its existing transaction commitments without borrowing securities. In the event that it is advantageous from a yield perspective, the fund may agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for the fund to “roll over” its purchase commitment, the fund may receive a negotiated fee.

Loans of Portfolio Securities. Each fund may loan portfolio securities to qualified broker-dealers. International Equity may loan portfolio securities to broker-dealers or other financial institutions. The collateral for a fund’s loans will be “marked to market” daily so that at all times the collateral exceeds 100% of the value of the loan. A fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. Securities loans involve some risk. A fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral. The primary objective of securities lending is to supplement a fund’s income through investment of the cash collateral in short-term interest bearing obligations.

Temporary Defensive Purposes. For temporary defensive purposes during anticipated periods of general market decline, each fund may invest up to 100% of its net assets in: (1) money market instruments, including securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby; (2) bank CDs and banker’s acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper; and (3) other long- and short-term debt instruments that are rated A or higher by S&P or Moody’s. For a description of S&P or Moody’s commercial paper and corporate debt ratings, see Appendix B. Each fund also may take positions that are inconsistent with its principal investment strategies.

In addition, for temporary defensive purposes, International Equity may invest all or a major portion of its assets in: (1) foreign debt securities; (2) debt and equity securities or U.S. issuers; and (3) obligations issued or guaranteed by the United States or a foreign government or their respective agencies, authorities or instrumentalities.

B.     Industry Classifications

            For purposes of determining industry classifications, each fund relies primarily upon classifications published by Bloomberg L.P. If Bloomberg L.P. does not have an industry classification for a particular security or the industry designated no longer appears reasonable, Eagle Asset Management, Inc. (“Eagle”) may designate an appropriate Bloomberg L.P. industry classification. In addition, if any Bloomberg L.P. classifications are determined by Eagle to be so broad that the primary economic characteristics of issuers within a single class are materially different, the funds will classify issuers within that class according to the Directory of Companies Filing Annual Reports with the Commission .

III.      INVESTMENT LIMITATIONS

          A.        Fundamental Investment Policies for All Funds

In addition to the limits disclosed above and the investment limitations described in the Prospectus, the funds are subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the applicable fund. Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Borrowing. The funds may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Commodities. The funds may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

Concentration. Except for any Fund that is ‘concentrated’ in an industry or group of industries within the meaning of the 1940 Act, the Funds may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Diversification. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, each Fund may not with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of a Fund’s total assets would be invested in the securities of that issuer, or (b) a Fund would hold more than 10% of the outstanding voting securities of that issuer.

Loans, Repurchase Agreements and Loans of Portfolio Securities. The Funds may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Real Estate. The Funds may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Funds may (1) invest in securities or other instruments directly or indirectly secured by real estate, and (2) invest in securities or other instruments issued by issuers that invest in real estate.

Senior Securities. The Funds may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Underwriting. The Funds may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies.

B.      Non-Fundamental Investment Policies

The funds have adopted the following additional restrictions which, together with certain limits described above, may be changed by the Board without shareholder approval in compliance with applicable law, regulation or regulatory policy.

Investing in Illiquid Securities. Each fund may not invest more than 15% of their net assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale and including, in the case of Growth & Income, privately placed securities.

Investing in Investment Companies. Each fund may invest in securities issued by other investment companies as permitted by the 1940 Act.

C.      Exception

    Option Writing. Capital Appreciation and Small Cap Growth may not write put or call options.

   Pledging. Capital Appreciation may not pledge any securities except that it may pledge assets having a value of not more than 10% of its total assets to secure permitted borrowing from banks.

  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value of net assets will not result in a violation of such restriction.

IV.        NET ASSET VALUE

The NAV per share less any applicable sales charge of each class of shares is separately determined daily as of the close of regular trading (typically 4 p.m. Eastern time or earlier NYSE closing time that day) on the New York Stock Exchange (the “NYSE”) each day the NYSE is open for business (each a “Business Day”) The NYSE normally is open for business Monday through Friday except the following holidays: New Year’s Day, Martin Luther King’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The funds value securities or assets held in their portfolios as follows:

             Listed Securities. A security listed or traded on the NYSE is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. A security listed on the

NASDAQ Stock Market is valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern time, unless that price is outside the range of the “inside” bid and asked prices. If no sale is reported at that time or the security is traded in the OTC market, market value is based on the most recent quoted bid price.

Fixed Income Securities. Short-term debt securities with a remaining maturity of sixty (60) days or less as of the valuation date shall be valued at cost with accrued interest or discount earned included in interest receivable. Generally, debt securities with a remaining maturity of more than sixty (60) days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities.

Options and Futures. Options and futures positions are valued based on market quotations when readily available. Market quotations generally will not be available for options traded in the OTC market.

Foreign Assets. Securities and other assets in foreign currency and foreign currency contracts will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time a fund calculates the daily NAV of each class. Foreign currency exchange rates generally are determined as of the close of regular trading on the NYSE. Occasionally, a “significant event” affecting the value of foreign securities occurs between the time at which they are determined and the close of regular trading on the NYSE; such events will not be reflected in a computation of the fund’s NAV. If a “significant event” materially affecting the value of such securities or assets occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith by Eagle or a third-party under procedures established by and under the general supervision and responsibility of the Board. The foreign currency exchange transactions of a fund conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.

Short-Term Securities. Short-term investments having a maturity of sixty (60) days or less are valued at cost with accrued interest or discount earned included in interest receivable.

Fair Value Estimates. In the event that (1) price quotations or valuations are not readily available, (2) readily available price quotations are not reflective of market value (prices deemed unreliable), or (3) a significant event has been recognized in relation to a security or class of securities, such securities will be valued by a Valuation Committee consistent with procedures established by and under the general supervision and responsibility of the Board. Significant events include, but are not limited to, single-issuer events such as corporate announcements or earnings, multiple-issuer events such as natural disasters and significant market fluctuations.

The funds are open each Business Day. Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the funds’ close of business on each Business Day. In addition, trading in various foreign markets may not take place on all Business Days or may take place on days that are not Business Days and on which the funds’ NAVs per share are not calculated. Calculation of NAV of a class of shares does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. The funds calculate NAV per share and, therefore, effect sales and redemptions, as of the close of regular trading on the NYSE each Business Day. If events materially affecting the value of such securities or other assets occur between the time when their prices are determined (including their value in U.S. dollars by reference to foreign currency exchange rates) and the time when the funds’ NAV is calculated, such securities and other assets may be valued at fair value by methods as determined in good faith by or under procedures established by the Board.

V.         INVESTING IN THE FUNDS

Each class of shares are sold at their next determined NAV on Business Days. The procedures for purchasing shares of a fund are explained in the Prospectus under “How to Invest.”

VI.       INVESTMENT PROGRAMS

           A.      Retirement Plans

          Eagle IRA. An individual who earns compensation and has not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”). An individual may make limited deductible contributions to an IRA through the purchase of shares of Eagle Mutual Funds (“Eagle IRA”). A separate agreement is required to establish an Eagle IRA. An Eagle IRA also may be used for certain “rollovers” from qualified benefit plans and from section 403(b) annuity plans. For more detailed information on an Eagle IRA, please contact the transfer agent, EFS. The Internal Revenue Code of 1986, as amended (“Code”), limits the deductibility of IRA contributions to a certain maximum detailed in the Code. Additionally, the Code offers individuals who are age 50 or over by the end of any year may make additional special “catch-up” contributions up to certain maximums per year. These limits apply only to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below a certain level; however, a married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed certain maximums established in the Code) is not affected by the spouse’s active participant status. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to certain amounts specified in the Code. In addition, individuals whose earnings (together with their spouse’s earnings) do not exceed a certain level may establish a Roth IRA; although contributions to this type of account are nondeductible, withdrawals from it will not be taxable under certain circumstances.

Other Retirement Plans. Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

B.      Rights of Accumulation

Certain investors may qualify for the Class A sales charge reductions indicated in the sales charge schedule in the Prospectus by combining purchases of Class A and Class C shares into a single “purchase,” if the resulting purchase totals at least $25,000. The term “purchase” refers to: (i) a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children purchasing Class A or Class C shares for his or their own account; (ii) a single purchase by a trustee or other fiduciary purchasing Class A or Class C shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term “purchase” also includes purchases by a “company,” as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of mutual fund shares at a discount. A “purchase” also may include Class A or Class C shares purchased at the same time through a single selected dealer of any other Eagle Mutual Fund that distributes its shares subject to a sales charge.

The applicable Class A shares initial sales charge will be based on the total of:

(i)	the investor’s current purchase;

(ii)

the NAV (at the close of business on the previous day) of (a) all Class A and Class C shares of a fund held by the investor and (b) all Class A and Class C shares of any other Eagle Mutual Fund held by the investor and purchased at a time when Class A shares of such other fund were distributed subject to a sales charge (including Eagle Money Market shares acquired by exchange); and

(iii)	the NAV of all Class A and Class C shares described in paragraph (ii) owned by another shareholder eligible to combine his purchase with that of the investor into a single “purchase.”

To qualify for a reduced sales charge on a purchase through a selected dealer, the investor or selected dealer must provide the funds’ transfer agent with sufficient information to verify that each purchase qualifies for the privilege or discount.

C.      Class A Letter of Intent

Investors also may obtain the reduced sales charges shown in the prospectus by means of a written Letter of Intent, which expresses the investor’s intention to invest not less than $25,000 within a period of 13 months in Class A shares of a fund or any other Eagle Mutual Fund subject to a sales charge. Each purchase of Class A shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. In addition, if you own Class A shares of any other Eagle Mutual Fund subject to a sales charge, you may include those shares in computing the amount necessary to qualify for a sales charge reduction.

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A shares will be redeemed involuntarily to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released. The difference in sales charge will be used to purchase additional Class A shares of a fund subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. An investor may amend his/her Letter of Intent to increase the indicated dollar amount and begin a new 13-month period. In that case, all investments subsequent to the amendment will be made at the sales charge in effect for the higher amount. The escrow procedures discussed above will apply.

VII.      REDEEMING SHARES

The methods of redemption are described in the section of the Prospectus entitled “How to Sell Your Investment.”

A.      Receiving Payment

           If a request for redemption is received by a fund in good order (as described below) before the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on a Business Day, the shares will be redeemed at the NAV per share determined as of 4:00 p.m. Eastern time, minus any applicable CDSC. Requests for redemption received by the fund after 4:00 p.m. Eastern time will be executed at the NAV determined as of 4:00 p.m. Eastern time on the next Business Day, minus any applicable CDSC.  Each fund reserves the right to accept and execute orders to redeem at such other time as designated by the fund if it accepts orders on days when the Exchange is closed.

           If shares of a fund are redeemed by a shareholder through a participating dealer or participating bank (“Financial Advisor”), the redemption is settled with the shareholder as an ordinary transaction (generally three business days after the order was received). Payment for shares redeemed normally will be made by the fund to the funds’ Distributor, Eagle Fund Distributors, Inc. (“EFD” or the “Distributor”), or a Financial Advisor on the next business day.

           Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of fund shares can be directed to the Distributor, a Financial Advisor or to EFS.

           A redemption request will be considered to be received in “good order” if:

•	the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;
•	any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;
•

any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

•	the signatures on any written redemption request of $100,000 have been properly guaranteed by a participant in our medallion signature guarantee programs (STAMP, SEMP).

           Each fund has the right to suspend redemption or postpone payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the Commission. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the NAV next determined, less any applicable CDSC, after the suspension is lifted. If a redemption check remains outstanding after six months, EFS reserves the right to redeposit those funds in any deposit account registered to the shareholder.

The Board may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the NYSE is closed other than for the customary weekend and holiday closings, (2) during which trading on the NYSE is restricted as determined by the Commission, (3) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets or (4) for such other periods as the Commission may by order permit for the protection of the holders of a class of shares.

B.      Telephone Transactions

Shareholders may redeem shares by placing a telephone request to a fund. A fund, Eagle, EFS, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If a fund, Eagle, EFS, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

C.      Systematic Withdrawal Plan

Shareholders may elect to make systematic withdrawals from a fund account on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. Should a CDSC apply, the liquidation will be the requested amount, less any applicable charges. The Systematic Withdrawal Plan currently is not available for shares held in an IRA, Section 403(b) annuity plan, defined contribution plan, simplified employee pension plan or other retirement plan, unless the shareholder establishes, to EFS’s satisfaction, that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid by contacting EFS and no charges shall apply.

Redemptions will be made at NAV determined as of the close of regular trading on the Exchange on a day of each month chosen by the shareholders or a day of the last month of each period chosen by the shareholders, whichever is applicable. Except as described in the Prospectus, systematic withdrawals may be subject to a CDSC. If the Exchange is not open for business on that day, the shares will be redeemed at NAV determined as of the close of regular trading on the Exchange on the following Business Day, minus any applicable CDSC for Class C shares. If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be reinvested automatically in fund shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to EFS. The funds, EFS and the Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

A withdrawal payment is treated as proceeds from a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

Ordinarily, a shareholder should not purchase additional Class A shares of a fund, if maintaining a Systematic Withdrawal Plan of Class A shares, because the shareholder may incur tax liabilities in connection with such purchases and withdrawals. A fund will not knowingly accept purchase orders from shareholders for additional Class A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year’s scheduled withdrawals. In addition, a shareholder who maintains such a Systematic Withdrawal Plan may not make periodic investments under each fund’s Automatic Investment Plan.

D.      Waiver of CDSC

           The CDSC is currently is waived for: (1) any partial or complete redemption in connection with a distribution, without penalty, under section 72(t) of the Code from a qualified retirement plan, including a self-employed individuals retirement plan (a so-called “Keogh Plan”) or IRA upon attaining age 70 1/2; (2) any redemption resulting from a tax-free return of an excess contribution to a qualified employer retirement plan or an IRA; (3) any partial or complete redemption following death or disability (as defined in section 72(m)(7) of the Code) of a shareholder (including one who owns the shares as joint tenant with his spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability (4) shares are sold to make payments through certain sales from a Systematic Withdrawal Plan of up to 12% annually of the account balance at the beginning of the plan; or (5) shares are sold to close out shareholder accounts that do not comply with the minimum balance requirements.

            E.      Redemptions-in-Kind

A fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that fund’s NAV, whichever is less. Any redemption beyond this amount also will be in cash unless the Board determines that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each fund determines NAV. The portfolio instruments will be selected in a manner that the Board deems fair and equitable. A redemption-in-kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

F.      Frequent Purchases and Redemptions of Fund Shares

“Market timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing. Eagle and EFS have no formal or informal arrangements to allow customers to frequently trade in the funds. EFS monitors trading activity in the funds in order to detect and deter market timing activities. In some cases, such monitoring results in rejection of purchase or exchange orders. While there is no guarantee that all market timing will be detected, EFS has adopted a Market Timing Policy, described in the funds’ Prospectus, to deter such activity.

VIII.      EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired, at their respective NAVs, as next determined following receipt by the Fund whose shares are being exchanged of: (1) proper instructions and all necessary supporting documents or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone or telegram requests for an exchange received by a fund before the close of regular trading on the NYSE will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE’s next trading day.

Each Fund reserves the right to: (1) reject any order to acquire its shares through exchange or otherwise, (2) restrict or (3) terminate the exchange privilege at any time. In addition, each Eagle Mutual Fund may terminate this exchange privilege upon 60 days’ notice.

IX.      DISCLOSURE OF PORTFOLIO HOLDINGS

The funds’ policy is to protect the confidentiality of information relating to portfolio holdings and to prevent the selective disclosure of non-public information. To this extent, neither the funds nor Eagle will provide portfolio holdings information to any individual, investor or other person unless specifically authorized by the funds’ Chief Compliance Officer (“CCO”) or as described below.

Each fund’s top 10 portfolio holdings will be posted on the funds’ website no earlier than 5 business days after a calendar month’s end and the full portfolio holdings (security name and percentage of total net assets) will be posted and available upon request to the funds’ shareholders no earlier than 5 business days after a calendar quarter’s end. In addition, each fund’s portfolio holdings are reported on Form N-Q for its first and third fiscal quarter and are reported on Form N-CSR for its semiannual and annual periods. See the Prospectus under “Account and Transaction Policies” for more information regarding public disclosure of the funds’ portfolio holdings.

The funds’ Board, officers and certain Eagle employees have regular access to the funds’ portfolio holdings. In addition to being subject to the prohibitions regarding disclosure of, and trading on non-public information described in Eagle’s Code of Ethics, all Eagle personnel must annually certify compliance with the funds’ policy. Specifically, Eagle’s Code of Ethics prohibits employees from revealing non-public information other than to: (1) persons whose responsibilities require knowledge of the information; (2) regulatory authorities who have appropriate jurisdiction with respect to such matters or (3) third parties who utilize such information for ratings or performance analysis. The CCO may approve access to the funds’ portfolio holdings by other persons in Eagle for a limited period of time upon determining that the access is in the best interest of the funds’ shareholders.

Certain employees of the funds’ subadvisers also have regular access to the funds’ portfolio holdings and must protect the confidentiality of the funds’ portfolio holdings. The funds, Eagle and the subadvisers are prohibited from entering into any arrangement to disclose the funds’ portfolio holdings for any type of consideration.

The CCO may provide an entity including the Funds’ subadvisers and custodians (“Authorized Service Provider”) with access to a fund’s portfolio holdings more frequently than is publicly available after the CCO’s determination that such access serves a legitimate business purpose. An Authorized Service Provider may not receive portfolio holdings information unless it signs a confidentiality agreement.

Pursuant to arrangements with third-party vendors, Eagle provides the funds’ portfolio holdings information to the Distributor, Lipper Analytical Services Corporation, Morningstar, Bloomberg, Standard & Poor’s, Thompson Financial Services, Inc., and Vickers on a daily, monthly or quarterly basis subject to confidentiality agreements unless the information is publicly available. Public information received by third party vendors is available no earlier than 5 days after calendar month or quarter end.

The CCO will assess each ad hoc request for access on a case-by-case basis. Each request and the CCO’s response will be documented in writing, provided to Eagle’s compliance department for approval and posted on the funds’ website. The CCO will send a response to the person making an ad hoc request at least one day after it is posted on the funds’ website. All ad hoc disclosure requests will be reported to the funds’ Board at its next meeting.

In the event portfolio holdings disclosure made pursuant to the policy present a conflict of interest between the funds’ shareholders and Eagle, a subadviser, the Distributor or any affiliated person of the funds, the disclosure will not be made unless a majority of the Trustees who are not interested persons of a fund, as defined in the 1940 Act (“Independent Trustees”) or a majority of a board committee consisting solely of Independent Trustees approves such disclosure.

The CCO will make an annual report to the funds’ Board on the operation and effectiveness of the policy and any changes thereto. In addition, the Board will receive any interim reports that the CCO may deem appropriate.

X.         TAXES

General. Each fund is treated as a separate corporation for Federal tax purposes and intends to continue to qualify for favorable tax treatment as a regulated investment company under the Code (“RIC”). To do so, a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in stock, securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities; and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers the fund controls that are determined to be engaged in the same, similar or related trade or business.

By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of Federal income tax on the part of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. Additionally, the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the fund’s earnings and profits, taxable as ordinary income (except that, for individual shareholders, all or part of those dividends may be subject to a maximum Federal tax rate of 15%). In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Each fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Disposition of Fund Shares; Distributions. A redemption of fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the redeemed shares (which normally includes any sales charge paid on Class A shares). An exchange of shares of any fund for shares of another Eagle Mutual Fund generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares of a fund through a redemption or exchange and subsequently acquires Class A shares of that fund or of another Eagle Mutual Fund without paying a sales charge due to the 90-day reinstatement or exchange privileges. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the basis in the shares subsequently acquired. In addition, if shares of a fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis in the newly purchased shares.

If shares of a fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends and other distributions a fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by that fund and received by those shareholders on December 31 of that year, even if the fund pays them during the following January. Accordingly, those distributions will be taxed to those shareholders for the taxable year in which that December 31 falls.

Dividends from a fund’s investment company taxable income whether received in cash or in additional fund shares are generally taxable to its shareholders as ordinary income, to the extent of its earnings and profits. A portion of the dividends each fund pays from its investment company taxable income (an insubstantial portion in the case of International Equity) may be eligible for the 15% maximum Federal income tax rate applicable to certain dividends that individuals receive through 2010. The eligible portion may not exceed the aggregate dividends a fund receives from most domestic corporations and certain foreign corporations, unless that aggregate is at least 95% of its gross income (as specially computed), in which case, the entire dividend will qualify. In addition, the availability of the 15% rate is subject to satisfaction by the fund, and the shares on which the dividends are paid, of certain holding period and other restrictions. A portion of a fund’s dividends – not exceeding the aggregate dividends it receives from domestic corporations only – also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the Federal alternative minimum tax. Distributions of a fund’s net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains at the maximum Federal rate of 15% (through December 31, 2010), whether received in cash or in additional fund shares and regardless of the length of time the shares have been held. In addition, any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for that maximum rate. Shareholders receive Federal income tax information regarding dividends and other distributions after the end of each year.

Each fund is required to withhold 28% of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other noncorporate shareholders who do not provide that fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

Income from Foreign Securities. Dividends and interest a fund receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (“foreign taxes”) that would reduce the total return on its securities. Tax conventions between certain countries and the U.S. may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of a fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid. It is anticipated that only International Equity will be eligible for this election. Pursuant to this election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) treat the shareholder’s share of those taxes and of any dividend the fund paid that represents income sourced from foreign or U.S. possessions as the shareholder’s own income from those sources, and (3) either use the foregoing information in calculating the foreign tax credit against the shareholder’s Federal income tax or, alternatively, deduct the taxes deemed paid by the shareholder in computing the shareholder’s taxable income. International Equity, if it makes this election, will report to its shareholders shortly after each taxable year their respective shares of the fund’s income from sources within foreign countries and U.S. possessions and foreign taxes it paid. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and have no foreign source non-passive income will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Each fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to Federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a fund invests in a PFIC and is able to and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain, which the fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, even if the fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each fund may elect to “mark-to-market” its stock in any PFIC, and, in such event, would be required to distribute to its shareholders any such mark-to-market gains in accordance with the Distribution Requirement. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC’s stock over a fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included in income for prior taxable years under the election. A fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses: (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of a foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Hedging Strategies. The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine, for income tax purposes, the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Some futures, foreign currency contracts and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a fund may invest will be subject to section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts a fund holds at the end of each taxable year, other than Section 1256 Contracts that are part of a “mixed straddle” with respect to which it has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. 60% of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund.

Code section 1092 (dealing with straddles) also may affect the taxation of certain Hedging Instruments in which a fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

If a fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward currency contract a fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Original Issue Discount Securities. Growth & Income may acquire zero coupon or other securities issued with original issue discount (“OID”). As a holder of those securities, Growth & Income must include in its income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Because Growth & Income annually must distribute substantially all of its investment company taxable income, including any OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from Growth & Income’s cash assets or from the proceeds of sales of portfolio securities, if necessary. Growth & Income may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Investments in REITs. Each fund may invest in REITs. If a fund invests in equity securities of REITs, such investment may require the fund to accrue and distribute income not yet received. A fund’s investment in REIT equity securities may at other times result in the receipt of cash in excess of the REIT’s earnings. If a fund distributes such amounts, such distribution could constitute a return of capital to the fund’s shareholders for Federal income tax purposes. Dividends received by a fund from a REIT generally will not constitute qualified dividend income. A fund distribution to foreign shareholders may be subject to certain United States withholding and other requirements if the distribution is related to a distribution the fund receives from a REIT that is attributable to a sale of United States real property interests.

Investors are advised to consult their own tax advisers regarding the treatment of an investment in the funds under state and local tax laws, which may differ from Federal tax treatment described above.

XI.       SHAREHOLDER INFORMATION

Each share of a fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each class of shares of each fund has equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. As Massachusetts business trusts, Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and Eagle Series Trust are not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust’s or a fund’s operation and for the election of Trustees under certain circumstances. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

XII.      FUND INFORMATION

A.      Management of the Funds

Board of Trustees. The business affairs of each fund are overseen by or under the direction of the Board. The Trustees are responsible for overseeing the funds’ business affairs and for exercising all the funds’ powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

   Background of Trustees and Officers. The following is a list of the Trustees and officers of the Trusts with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. (“RJF”), the Distributor, EFS or Eagle, the length of service to the Trust, and the position, if any, that they hold on the board of directors/trustees of companies other than the Trust. Each Trustee, except for Lincoln Kinnicutt, serves as Trustee on the Boards of four investment companies in the Eagle Mutual Fund complex: Heritage Cash Trust, Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and Eagle Series Trust, consisting of a total of ten portfolios. Mr. Kinnicutt serves on the Boards of three of the investment companies in the Eagle Mutual Fund complex: Heritage Cash Trust, Eagle Growth & Income Fund and Eagle Series Trust. The principal address of each Trustee and Officer is P.O. Box 33022, St. Petersburg, Florida 33733-8022.

Trustees
Name, Birth Year and Position, Term of Office(a) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds Overseen in Fund Complex	Other Directorships
Interested Trustee(b):
Richard K. Riess (1949) Trustee since 1985; Chairman of the Board of Trustees since 2007	Executive Vice President and Managing Director for Asset Management of RJF since 1998; Chief Executive Officer of Eagle since 1996	10	N/A
Independent Trustees:
C. Andrew Graham (1940) Trustee since 1985	First Financial Advisors, LTD & Graham Financial Partners, LLC (financial planning, insurance and investment services) since 1999	10	N/A
Keith B. Jarrett (1948) Trustee since 2005	Founder, Rockport Funding, LLC (private equity), and Ajax Partners (investment partnership) since 2003; Director, Bankserv, Inc. since 2003; Director, Pertrac Strategic Financial Solutions since 2005; Director, Medfusion, Inc. since 2007; Director, Asset Control, Inc. (financial data management software) since 2008; Special Advisor, Retirement Income Industry Association since 2008	10	N/A
Lincoln Kinnicutt (1944)(c) Trustee since 2006	Retired since 2002; Managing Director of Goldman Sachs 1997-2002	9	N/A
William J. Meurer (1943) Trustee since 2003	Private financial consultant since 2000; Manager of JWH Holding Company, LLC (subsidiary of Walter Industries, Inc.) since 2008	10	Sykes Enterprises, Incorporated (inbound call systems)
James L. Pappas (1943)Trustee since 1989; Lead Independent Trustee since 2003	Lykes Professor of Banking and Finance at University of South Florida 1986 - 2006; President, Graduate School of Banking at the University of Wisconsin 1995 - 2005	10	N/A

Deborah L. Talbot, PhD (1950) Trustee since 2002	Independent Consultant; Director, ethiKids, Inc. since 2009; Founder and Chairman of the Board, CreativeTampaBay since 2003; Deans’ Advisory Board, College of Arts and Sciences, University of Memphis since 2002	10	N/A

(a)

Trustees serve for life or until they are removed, resign or retire. The Board has adopted a Board Governance Policy that requires Independent Trustees to retire no later than at the end of the meeting which occurs immediately after his or her 72nd birthday.

(b)	Mr. Riess is an “interested” person of the Trust as that term is defined by the 1940 Act. Mr. Riess is affiliated with EFD, Eagle and RJF.
(c)	Mr. Kinnicutt is not a Trustee of the Eagle Capital Appreciation Fund.

Officers
Name, Birth Year and Position, Term of Office(a) and Length of Time Served	Principal Occupation(s) During Past Five Years
Stephen G. Hill (1959) President since 2005	President and Chief Operating Officer of Eagle since 2000; President and Chief Executive Officer of Eagle Boston Investment Management, Inc. (“EBIM”) and EFS since 2004 and 2005, respectively
Mathew J. Calabro (1966) Senior Vice President and Principal Executive Officer since 2007

Senior Vice President of Eagle, Chief Operating Officer of EFS and Chief Administrative Officer of EFD since November 2008; Senior Vice President of EFS 2005-2008; Chief Compliance Officer of EFS 2005-2007; Vice President of EFS 1996-2005

Andrea N. Mullins (1967) Treasurer since 2003; Principal Financial Officer and Secretary since 2004	Chief Financial Officer of EFS since November 2008; Treasurer and Vice President of EFS 1996-2008
Susan L. Walzer (1967) Chief Compliance Officer since 2007	Chief Compliance Officer of EFS since 2007; Director of Compliance for EFS 2005-2007; Associate Corporate Counsel for RJF 2003-2005
______________________________

(a)	Officers each serve one year terms.
(b)	Prior to a corporate reorganization completed on November 1, 2008, EFS was known as Heritage Asset Management, Inc.

Board of Trustees Various Committees.

          Audit Committee. The Audit Committee consists of Messrs. Jarrett, Meurer and Pappas. The members of the Audit Committee are not “interested” persons of the Trusts (“Independent Trustees”).The Audit Committee met six times during the last fiscal year. The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to:

•	the engagement or discharge of the Trusts’ independent auditors (including the audit fees charged by auditors);
•	the supervision of investigations into matters relating to audit matters;

•	the review with the independent auditors and independent consultants of the results of audits; and
•	addressing any other matters regarding audits and financial statements

         Compliance Committee. The Compliance Committee consists of Ms. Talbot and Messrs. Graham and Kinnicutt, each of whom is an Independent Trustee. Mr. Kinnicutt only serves as a committee member for Eagle Growth & Income Fund, Eagle Series Trust and Heritage Cash Trust. Ms. Talbot serves as Chairwoman of the Compliance Committee. The Compliance Committee met four times during the last fiscal year. The primary responsibilities of the Compliance Committee are:

•	to oversee the Trusts’ compliance with all regulatory obligations arising under the applicable Federal securities law, rules and regulations and
•	oversee management’s implementation and enforcement of the Trusts’ compliance policies and procedures.

         Nominating Committee. The Nominating Committee consists of Messrs. Graham, Jarrett, Kinnicutt, Meurer, Pappas, and Ms. Talbot, each of whom is an Independent Trustee. The Nominating Committee did not meet during the most recent fiscal year. The Nominating Committee’s primary responsibility is to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. In determining potential candidates’ qualifications for Board membership, the Committee may consider all factors it may determine to be relevant to fulfilling the role of being a member of the Board. The Nominating Committee may consider potential candidates for nomination identified by one or more shareholders of a fund. Shareholders can submit recommendations in writing to the attention of the Chairperson of the Committee at an address to be maintained by Fund management for this purpose. In order to be considered by the Committee, any shareholder recommendation must include certain information, such as the candidate’s business, professional or other relevant experience and areas of expertise, current business and home addresses and contact information, other board positions or prior experience and any knowledge and experience relating to investment companies and investment company governance. The primary responsibilities of the Nominating Committee are:

•	to make recommendations to the Board on issues related to the composition and operation of the Board,
•	communicate with management on those issues, and
•	evaluate and nominate Board member candidates.

Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee consists of Messrs. Meurer, Pappas and Jarrett, each of whom is an Independent Trustee. The Qualified Legal Compliance Committee did not meet during the most recent fiscal year. The primary responsibility of the Trusts’ Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report made or referred to the Committee by:

•	an attorney of evidence of a material violation of applicable U.S. Federal or state securities law, material breach of a fiduciary duty under U.S. Federal or state law or
•	a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust.

     The following table shows the amount of equity securities in the funds and in the other Eagle Mutual Funds owned by the Trustees as of December 31, 2008:

Dollar Range of Equity Securities Owned:
	Interested Trustee	Independent Trustees
	Richard K. Riess	C. Andrew Graham	Keith Jarrett	Lincoln Kinnicutt	William J. Meurer	James L. Pappas	Deborah L. Talbot
Capital Appreciation	None	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000
Large Cap Core	None	$10,001 - $50,000	None	$10,001 - $50,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Mid Cap Growth	None	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000
International Equity	None	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000
Growth & Income	None	$10,001 - $50,000	None	None	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000
Small Cap Core Value	None	None	None	None	None	None	None
Mid Cap Stock	None	$10,001 - $50,000	None	None	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000
Small Cap Growth	None	None	None	None	$10,001 - $50,000	$10,001 - $50,000	None
Aggregate Dollar Range of Securities in Eagle Mutual Funds(a)	Over $100,000	Over $100,000	$10,001 - $50,000	$50,001 - $100,000	Over $100,000	Over $100,000	$10,001 - $50,000

(a)     The Eagle Mutual Funds consist of 10 funds, including those listed above and the Eagle Money Market Funds.

     The Trustees and officers of the Trusts, as a group, own less than 1% of each class of each fund’s shares outstanding. Each Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Trustees of each Trust also serve as Trustees for Heritage Cash Trust, an investment company that is also advised by the Eagle (collectively referred to as the “Eagle Mutual Funds”). Mr. Kinnicutt does not serve as a Trustee of the Eagle Capital Appreciation Fund and does not receive compensation from that Trust. Except for Lincoln Kinnicutt, each Trustee of the Eagle Mutual Funds who is not an employee of Eagle or its affiliates receives an annual fee of $25,000 and an additional fee of $4,000 for each combined quarterly meeting of the Eagle Mutual Funds attended. Mr. Kinnicutt receives an annual fee of $22,500 and an additional fee of $3,600 for each combined quarterly meeting of the Eagle Mutual Funds attended. In addition, each Audit Committee and Compliance Committee member receives $1,000 per meeting (in person or telephonic), which is allocated among each Eagle Mutual Fund on a pro rata basis, except when directly attributable to a fund. The Lead Independent Trustee and Compliance Committee Chairperson each receive an annual retainer of $8,000 and the Audit Committee Chairperson receives an annual retainer of $10,000. Trustees’ fees and expenses are paid equally by each portfolio in the Eagle Mutual Funds. Because Eagle and other unaffiliated service providers perform substantially all of the services necessary for the operation of the Trust, the Trust requires no employees. Except for the Chief Compliance Officer, no officer, director or employee of Eagle receives any compensation from the Trust for acting as a director or officer. The following table shows the compensation earned by each Trustee on each Trust’s last fiscal year:

Compensation Table

	Aggregate Compensation from:			Total Compensation From the Trusts and the Eagle Mutual Funds(a) Paid to Trustees
Trustee Name	Capital Appreciation	Growth & Income	Series Trust
Interested Trustee:
Richard K. Riess	$0	$0	$0	$0
Independent Trustees:
C. Andrew Graham	$4,450.00	$4,450.00	$22,250.00	$44,500.00
Keith Jarrett	$4,650.00	$4,650.00	$23,250.00	$46,500.00
Lincoln Kinnicutt(b)	$0	$4,450.00	$22,250.00	$40,050.00
William J. Meurer	$5,112.50	$5,112.50	$25,562.50	$51,125.00
James L. Pappas	$5,012.50	$5,012.50	$25,062.50	$50,125.00
Deborah L. Talbot	$4,825.00	$4,825.00	$24,125.00	$48,250.00

(a)

The Eagle Mutual Funds consist of four separate registered investment companies, which are Capital Appreciation Fund, Cash Trust, Growth & Income Fund and Series Trust, and 10 portfolios of those companies. Total Compensation also includes compensation earned by each Trustee for serving as a Trustee for the Heritage Income Trust, which was closed during the 2008 fiscal year.

(b)	Mr. Kinnicutt does not serve as a Trustee for the Capital Appreciation Fund.

No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of any of any Trust’s expenses.

B.      Control Persons and Principal Holders of Securities

Control Persons are those beneficial owners who may have the power to exercise a controlling influence over the management or policies of a company as a result of their ownership of more than 25% of the voting securities of the company. Listed below are shareholders who owned of record or were known by the funds to own beneficially five percent or more of the outstanding shares of a class of the following funds as of February 5, 2009:

Fund	Class	Name of 5% Shareholder	Percent Ownership
Capital Appreciation	A	Charles Schwab & Co. Inc. San Francisco, CA	5.75%
Capital Appreciation	I	LPL Financial San Diego, CA	18.51%
Capital Appreciation	R-3	DWS Trust Co. FBO Dunnington Bartholomew & Miller Salem, NH	96.35%
Capital Appreciation	R-5	DCGT FBO Principal Financial Group Des Moines, IA	35.80%

	R-5	Union Bank Trust FBO SD Electrical San Diego, CA	10.53%
	R-5	Wells Fargo Bank Trust FBO Retirement Plan Services Minneapolis, MN	16.03%
	R-5	Wells Fargo Bank Trust FBO Averitt Express – Balanced Fund	37.10%
Growth & Income	A	DCGT FBO Principal Financial Group Des Moines, IA	9.86%
International Equity	A	Prudential Investment Management Newark, NJ	15.42%
Large Cap Core	R-5	Reliance Trust Co. FBO Ear Nose & Throat & Facial Plastic Surgery Center Atlanta, GA	99.39%
Mid Cap Growth	A	Nationwide Trust Co. Columbus, OH	24.11%
Mid Cap Growth	I	LPL Financial San Diego, CA	64.51%
Mid Cap Growth	R-3	Orchard Trust Co. FBO Royal Automotive Inc. Greenwood Village, CO	100.00%
Mid Cap Stock	A	Charles Schwab & Co. San Francisco, CA	5.87%
Mid Cap Stock	I	Charles Schwab & Co. San Francisco, CA	7.60%
	I	LPL Financial San Diego, CA	24.09
Mid Cap Stock	R-3	Union Bank Trust FBO T S John P Hanson San Diego, CA	7.47%
	R-3	Alerus Financial FBO Burkart-Heisdorf Insurance Agency Inc. Grand Forks, ND	6.08%
	R-3	Banco Popular de Puerto Rico FBO PR Supplies 1165E Hato Rey, PR	24.93%
	R-3	Alerus Financial FBO Bond Construction Co. Inc. Grand Forks, ND	5.99%
	R-3	Wilmington Trust FBO Great Lakes Cheese Co. Phoenix, AZ	17.90%
Mid Cap Stock	R-5	DCGT FBO Principal Financial Group Des Moines, IA	34.91%
	R-5	New York Life Trust Co. Parsippany, NJ	9.37%
Small Cap Growth	A	Patterson Co. FBO Comerica Charlotte, NC	11.33%
Small Cap Growth	I	The Skillman Foundation Detroit, MI	88.58%

Small Cap Growth	R-3	Wilmington Trust Co. FBO Herman Anaviotos Gennaro Gilson Ponce Neurology Wilmington, DE	8.97%
	R-3	Wilmington Trust Co. FBO Superior Mortgage Corp. Wilmington, DE	20.28%
	R-3	MG Trust Co. FBO Essex Technology Group Inc. Denver, CO	25.05%
	R-3	Wilmington Trust Co. FBO Jones Hirsch Connors Bull Wilmington, DE	17.18%
Small Cap Growth	R-5	DCGT FBO Principal Financial Group Des Moines, IA	84.80%
	R-5	T Rowe Price Retirement Plan Services Owings Mills, MD	6.51%

                C.      Proxy Voting Policies and Procedures

    The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) wherein the Trust has delegated to Eagle or each subadviser, as applicable, the responsibility for voting proxies relating to portfolio securities held by each Fund as part of their investment advisory services, subject to the supervision and oversight of Eagle. All such proxy voting duties shall be subject to the Board’s continuing oversight. Notwithstanding this delegation of responsibilities, however, each fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of each fund and its shareholders, taking into account the value of a Fund’s investments.

    Proxy Voting Guidelines. Generally, Eagle or each subadviser, as applicable, will vote proxies in accordance with the proxy voting guidelines (“Proxy Guidelines”) adopted as part of each Trust’s Proxy Policies. Eagle or each subadviser, as applicable, is permitted to vote a proxy based on the best interest of the fund if a proxy presents an issue that is not addressed in the Proxy Guidelines or the Proxy Guidelines provide discretion as to how to vote a proxy. Eagle and the subadvisers, as appropriate, should vote proxies to further the long-term economic value of the underlying securities and in the best interest of the fund and its shareholders.

    The Proxy Guidelines distinguish between routine and non-routine proposals. In general, routine proposals are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

    Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to corporate restructuring, poison pill provisions, and changes in capitalization. These proposals may require special consideration by Eagle or a subadviser, as appropriate, depending on whether and how they are addressed in the Proxy Guidelines.

    Conflicts of Interest. The Proxy Guidelines also address procedures to be used by Eagle or each subadviser, as applicable, when there is a conflict of interest between the interests of its respective fund shareholders and those of Eagle, the subadviser, the fund’s principal underwriter or other affiliated persons of the fund. Upon the discovery of a conflict of interest, a subadviser must consult with Eagle to assess the extent to which there may be a material conflict of interest. After such consultation, the subadviser will provide Eagle with pertinent written information as to how and why the proxy was voted in a particular manner. In addition, Eagle will provide a quarterly report to the Board that includes information as to how each conflict was resolved.

    More Information. Information regarding how proxies were voted during the most recent twelve-month period ended June 30 is available without charge, upon request by calling toll-free, 800.421.4184, visiting our website, eagleasset.com, or by accessing the Trust’s most recently filed report on Form N-PX on the Commission’s website at www.sec.gov. In addition, a copy of the Eagle Mutual Funds Proxy Voting Guidelines is also available by calling 800.421.4184 or visiting our website, eagleasset.com. The guidelines will be sent within three business days of receipt of a request.

D.      Investment Adviser and Administrator; Subadvisers

The investment adviser and administrator for each fund is Eagle. Eagle was organized as a Florida corporation in 1976. All the capital stock of Eagle is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

With respect to each fund, Eagle is responsible for managing the fund’s investment and noninvestment affairs, subject to the direction of Eagle and each fund’s Board. Each Trust, on behalf of its respective series, if any, entered into an Investment Advisory Agreement effective November 1, 2008. Under the Investment Advisory Agreement, Eagle provides a continuous investment program for each Fund and determines what securities and other investments will be purchased, retained, sold or loaned by each Fund and what portion of such assets will be invested or held uninvested as cash. Eagle also is responsible for effecting transactions for each Fund and selecting brokers or dealers to execute such transactions for each Fund. Eagle may delegate these duties subject to Board approval, and if required by the 1940 Act, shareholder approval.

Under separate Subadvisory Agreements (collectively the “Subadvisory Agreements”), subject to the direction of Eagle and each Trust’s Board, the following firms provide investment advice and portfolio management services to certain funds, as noted, for a fee payable by Eagle:

Subadviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”)	Capital Appreciation
Thornburg Investment Management, Inc. (“Thornburg”)	Growth & Income
Eagle Boston Investment Management, Inc. (“EBIM”)	Small Cap Core Value
Artio Global Management LLC (“Artio”)	International Equity

          The Advisory Agreement and the Subadvisory Agreements were approved by the Board (including all of the Trustees who are not “interested persons” of Eagle or the subadvisers, as defined under the 1940 Act) and by the shareholders of the applicable funds in compliance with the 1940 Act. Each Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by

(1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Eagle, the subadvisers or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of a fund.

          The Advisory and Subadvisory Agreements each automatically terminates on assignment, and each is terminable on not more than 60 days written notice by the Trust to either party. In addition, the Advisory Agreements may be terminated on not less than 60 days written notice by Eagle, as applicable, to a fund and the Subadvisory Agreements may be terminated on not less than 60 days written notice by Eagle as applicable, or 90 days written notice by the subadvisers. Under the terms of the Advisory Agreement, Eagle automatically becomes responsible for the obligations of the subadvisers upon termination of the Subadvisory Agreements. In the event Eagle ceases to be the investment adviser of a fund or the Distributor ceases to be principal distributor of shares of a fund, the right of a fund to use the identifying name of “Eagle” may be withdrawn.

Eagle and the subadvisers shall not be liable to either fund or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with a fund or for any losses that may be sustained in the purchase, holding or sale of any security.

All of the officers of each fund are officers or directors of Eagle or its affiliates. These relationships are described under “Management of the Funds.”

Advisory Fees.

Each fund pays investment advisory and administration fees to Eagle. Prior to a corporate reorganization completed on November 1, 2008 (the “Reorganization”), the former adviser, Heritage Asset Management, Inc. (“Heritage”), an affiliate of Eagle, earned the following advisory fees and administrative fees from each fund during the periods shown. Beginning January 2, 2006, the funds allocated the management fee rate paid to Heritage between investment advisory and administrative fee rates. Therefore, beginning with the 2007 fiscal year, advisory fees and administrative fees are listed separately. For periods prior to the 2007 fiscal year, advisory fees and administrative fees are combined. The amounts listed in the table below do not include any fee waivers or recovery of previously waived fees.

Note that Capital Appreciation and Growth & Income each changed their fiscal year end to October 31, beginning in 2006.

Investment Advisory and Administrative fees paid to Heritage
	Advisory/Admin	Advisory/Admin	Net	Net
Fund	11/1/07-10/31/08	11/1/06-10/31/07	9/1/06-10/31/06	9/1/05-8/31/06
Capital Appreciation	$4,087,635 $996,519	$4,268,410 $849,888	$750,866	$4,317,613
			10/1/06-10/31/06	10/1/05-9/30/06
Growth & Income	$764,686 $205,046	$773,862 $166,638	$76,278	$814,424
				11/1/05-10/31/06
International Equity	$2,146,671 $449,232	$2,010,943 $417,910		$1,594,371

Large Cap Core	$1,222,352 $220,595	$1,198,181 $220,819	$714,186
Mid Cap Growth	$1,082,151 $270,489	$1,153,798 $288,441	$1,717,807
Mid Cap Stock	$8,627,806 $2,299,867	$8,774,979 $2,367,604	$8,338,272
Small Cap Core Value	N/A	N/A	N/A
Small Cap Growth	$2,222,648 $547,689	$2,571,173 $635,191	$2,747,641

               In addition, Eagle has entered into agreements with each fund’s subadviser. Heritage paid the following fees pursuant to those agreements. Prior to the Reorganization, Eagle was a subadviser to each fund except International Equity and Small Cap Core Value, and EBIM was a subadviser to Small Cap Growth.

	Subadvisory fees paid by Heritage
Fund	11/1/07-10/31/08	11/1/06-10/31/07	9/1/06-10/31/06	9/1/05-8/31/06
Capital Appreciation GSAM Eagle	$1,703,182 $0	$1,713,295 $0	$250,295 $0	$1,439,204 $0
			10/1/06-10/31/06	10/1/05-9/30/06
Growth & Income Thornburg Eagle	$484,866 $0	$470,250 $0	$38,139 $ 0	$407,212 $0
				11/1/05-10/31/06
International Equity	$1,247,951	$1,164,426		$747,186
Large Cap Core	$763,970	$748,863		$373,690
Mid Cap Growth	$676,345	$721,124		$858,904
Mid Cap Stock	$5,495,580	$5,591,236		$4,171,427
Small Cap Core Value	N/A	N/A		N/A
Small Cap Growth EBIM Eagle	$686,783 $702,372	$809,672 $797,311		$705,989 $668,093

          Eagle has entered into an administration agreement with each Trust, on behalf of its respective series, if any. Under the administration agreement, Eagle provides to each Fund and its respective classes all administrative and clerical services deemed necessary or advisable for the operation of such Funds and classes. With the exception of the funds’ Chief Compliance Officer, Eagle pays all salaries, fees and expenses of Officers and Trustees of each fund who are affiliated with Eagle. Eagle and the Trusts jointly pay the salary, fees and expenses of the funds’ Chief Compliance Officer. Further Eagle oversees the activities of the subadvisers, custodian, distributor, transfer agent and other service providers. Eagle also provides all necessary office facilities, equipment, and personnel, prepares required regulatory filings, prepare Board materials and coordinates mailing of Prospectuses, notices, proxy statements and other shareholder or investor communications. The fees under the administration agreement are equal to 0.15%

of the average daily net assets of Class A, Class C and Class R-3 shares and 0.10% of the average daily net assets of Class I and Class R-5 shares.

For each fund, the current advisory and subadvisory fees, as applicable, are determined as follows:

Fund	Fee Type	Average daily net assets	Rate charged
Capital Appreciation	Investment Advisory	$0 to $1 billion	0.60%
		Over $1 billion	0.55%

	Subadvisory	All Assets	0.25%

Growth & Income	Investment Advisory	$0 to $100 million	0.60%
		$100 million to $500 million	0.45%
		Over $500 million	0.40%

	Subadvisory	$0 to $100 million	0.375%
		$100 million to $500 million	0.30%
		Over $500 million	0.275%

International Equity	Investment Advisory	$0 to $100 million	0.85%
		$100 million to $1 billion	0.65%
		Over $1 billion	0.55%

	Subadvisory	$0 to $100 million	0.45%
		Over $100 million	0.40%

Large Cap Core	Investment Advisory	All Assets	0.60%

Mid Cap Growth, Mid Cap Stock, Small Cap Growth	Investment Advisory	$0 to $500 million	0.60%
		$500 million to $1 billion	0.55%
		Over $1 billion	0.50%

Small Cap Core Value	Investment Advisory	$0 to $500 million	0.60%
		$500 million to $1 billion	0.55%
		Over $1 billion	0.50%

	Subadvisory	$0 to $500 million	0.375%
		$500 million to $1 billion	0.35%
		Over $1 billion	0.325%

Eagle has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund. The expense limitations excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the fund’s custodian. The Board may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement. The following table summarizes the expense caps in effect through February 28, 2010:

Fund	Class A	Class C	Class I & R5	Class R3
Capital Appreciation	1.40%	2.20%	0.95%	1.65%
Growth & Income	1.40%	2.20%	0.95%	1.65%
International Equity	1.75%	2.55%	1.15%	1.75%
Large Cap Core	1.40%	2.20%	0.95%	1.65%
Mid Cap Growth	1.50%	2.30%	0.95%	1.75%
Mid Cap Stock	1.50%	2.30%	0.95%	1.75%
Small Cap Core Value	1.50%	2.30%	0.95%	1.70%
Small Cap Growth	1.50%	2.30%	0.95%	1.70%

Class-Specific Expenses. Each fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of a fund’s shares to which those expenses are attributable.

E.      Portfolio Managers

1)     Eagle and EBIM

Eagle and EBIM (for the purposes of this section, collectively “Eagle”) have adopted policies regarding material conflicts of interest and portfolio manager compensation. Specific information regarding portfolio manager’s compensation follows.

Material Conflicts of Interest: When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. Eagle has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers within Eagle are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, Eagle and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The officers and employees of Eagle and accounts in which affiliated persons have an investment interest, may at times buy or sell and have positions in securities which may be those recommended for purchase or sale to investment advisory clients. In addition, Eagle and its related persons may also give advice and take action in the performance of their duties to clients, which may differ from, or be similar to the advice given, or the timing and nature of action taken, with respect to their own accounts. Eagle may combine transaction orders placed on behalf of clients, including accounts in which affiliated persons of Eagle have an investment interest. Eagle seeks to ensure that the firm and its employees do not personally benefit from the short-term market effects of recommendations to or actions for clients through personal securities policies and procedures under our firm’s Code of Ethics.

          Compensation: Eagle typically compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager’s contribution or responsibility to the team. This weighting process may be based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the fund. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than their fund(s).

Eagle has established procedures to mitigate these conflicts, including review of performance dispersion across all firm managed accounts and policies to monitor trading and best execution for all managed accounts and funds.

Eagle seeks to maintain a compensation program that is competitively positioned to attract and retain high caliber investment professionals. Investment professionals receive a base salary and deferred compensation along with a variable bonus based on revenues on accounts under management and the relative (pre-tax) performance (typically 1- and 3-year performance) of these accounts and various other variable forms of compensation, including stock options and an Executive benefit plan. Eagle has created a compensation plan that provides its investment professionals with long-term financial incentives and encourages them to develop their careers at Eagle. Their investment professionals are compensated as follows:

• All portfolio managers are paid base salaries;

• Portfolio managers participate in a revenue-sharing program that provides incentives to build a successful investment program over the long term;

• Additional deferred compensation plans, including restricted stock awards and stock option programs, may be provided to key investment professionals;

• All portfolio managers generally are eligible to receive benefits from Eagle’s parent company including a 401(k) plan, profit sharing, Long-Term Incentive Plan, Employee Stock Option Plan and Employee Stock Purchase Plan

      A.     Large Cap Core Team (Large Cap Core)

Richard Skeppstrom, CFA Managing Director, E. Craig Dauer, Co-Portfolio Manager, John G. Jordan III, Co-Portfolio Manager and Robert Marshall Co-Portfolio Manager are responsible for the day-to-day management of the fund. (the “Team”). The Team has been managing the fund since inception in May 2005.

As of October 31, 2008, the Team is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	2	$51.7 million
Other pooled investment vehicles	0	$0
Other accounts	6,546	$1.240 billion

In each of the above accounts, the advisory fee payable to Eagle is not based upon the account’s performance.

     The managers’ benchmarks for evaluation purposes include Lipper and Morningstar rankings for mutual fund performance and the S&P 500 index for separate accounts along with peer group rankings such as those from Callan Associates and Mercer Investment Consulting.

As of October 31, 2008, Mr. Dauer does not own shares of the fund. Mr. Jordan owns between $10,001 and $50,000 of the fund’s shares. Mr. Marshall owns between $10,001 and $50,000 of the fund’s shares. Mr. Skeppstrom owns between $100,001 and $500,000 of the fund’s shares.

B.     Bert Boksen (Mid Cap Growth, Small Cap Growth)

Bert Boksen, Senior Vice President and Managing Director of Eagle is the portfolio manager of Mid Cap Growth and Small Cap Growth and is responsible for the day-to-day management of the fund. Mr. Boksen has been a manager to Mid Cap Growth since inception and to Small Cap Growth since 1998.

As of October 31, 2008, Mr. Boksen is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	13	$769.9 million
Other pooled investment vehicles	2	$35.9 million
Other accounts	2,936	$952.3 million

In the “other pooled investment vehicles” category above, the advisory fee payable to Eagle is based upon the account’s performance. Additionally, In 1 of the 2,936 of the above “other” accounts, the advisory fee payable to Eagle is based upon the account’s performance.  The assets managed that pay a performance fee are $10.5 million.

           Eagle currently holds a 51% ownership interests in EB Management I, LLC which acts as the general partner in a limited partnership formed for investment purposes. Bert Boksen is a 49% owner of EB Management I and the Portfolio Manager for the Eagle Aggressive Growth Partners Fund I L.P. and Eagle Aggressive Growth Partners II L.P. Eagle also provides administrative and investment research services for the general partner. Certain officers and employees of Eagle have investment interests in the limited partnership. On occasion, orders for the securities transactions of the limited partnership may be aggregated with orders for Eagle's client accounts. In such instances, Eagle will ensure that the allocation of securities among Eagle's clients and the partnership is equitable; price averaging may be used for trades executed in a series of transactions on the same day. Mr. Boksen’s additional compensation includes receipt of 50% of the net profits generated by EB Management I.

Mr. Boksen’s benchmarks for evaluation purposes include Lipper and Morningstar rankings for mutual fund performance and the Russell 2000® Growth and Russell Mid Cap® Growth indices for separate accounts along with peer group rankings such as those from Callan Associates and Mercer Investment Consulting.

As of October 31, 2008, Mr. Boksen owns over $1,000,000 of Mid Cap Growth’s shares and between $100,001 and $500,000 of Small Cap Growth’s shares.

            C.     Todd McCallister and Stacey Serafini Thomas (Mid Cap Stock)

Todd McCallister, PhD, CFA, Managing Director, and Stacey Serafini Thomas, CFA, are jointly responsible for the day-to-day management of Mid Cap Stock. Mr. McCallister has been a portfolio manager for Mid Cap Stock since inception. Ms. Thomas, a Vice President with Eagle since 1999 and Co-Portfolio Manager of Eagle, has served as Co-Portfolio Manager of Mid Cap Stock since 2005.

As of October 31, 2008, Mr. McCallister and Ms. Thomas are responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	5	$202.37 million
Other pooled investment vehicles	0	$0
Other accounts	8,629	$3.31 billion

In 2 of the 8,629 of the above “other” accounts, the advisory fee payable to Eagle is based upon the account’s performance.  The assets managed that pay a performance fee are $168 million.

Mr. McCallister’s and Ms. Thomas’ benchmarks for evaluation purposes include Lipper and Morningstar rankings for mutual fund performance and the Russell 2000® and S&P 400® MidCap indices along with peer group rankings such as those from Callan Associates and Mercer Investment Consulting.

           Mr. McCallister owns between $100,001 and $500,000 of the fund’s shares and Ms. Thomas owns between $10,001 and $50,000 of the fund’s shares as of October 31, 2008.

D.     David Adams and John McPherson (Small Cap Core Value)

David M. Adams and John “Jack” McPherson each are Managing Directors of EBIM. Mr. Adams serves as the Lead Portfolio Manager with Mr. McPherson serving as the Co-Portfolio Manager. They are both responsible for the day-to-day management of the fund. Prior to joining EBIM, Mr. Adams was with Pioneer Investment Management from 1994 to 2006 and served as a Portfolio Manager and Head of Small Cap Investing from 2002 to 2006. Prior to joining EBIM, Mr. McPherson was a Portfolio Manager with Pioneer Investment Management from 2002 to 2006.

As of October 31, 2008, Messrs. Adams and McPherson are responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	1	$134.6 million
Other pooled investment vehicles	0	$0
Other accounts	847	$368.3 million

In 2 of the 847 of the above "other" accounts, the advisory fee payable to Eagle is based upon the account's performance.  The assets managed that pay a performance fee are $127.7 million.

           Mr. Adams and Mr. McPherson’s benchmarks for evaluation purposes include Lipper and Morningstar rankings for mutual fund performance and the Russell 2000® Index for separate accounts along with peer group rankings such as those from Callan Associates and Mercer Investment Consulting.

           As of October 31, 2008, neither Mr. Adams nor Mr. McPherson owns any shares of the fund because it had not yet commenced operations.

           E.   Christopher Sassouni (Mid Cap Growth) and Eric Mintz (Mid Cap Growth and Small Cap Growth)

Christopher Sassouni, D.M.D., Vice President, and Eric Mintz, CFA, Senior Research Analyst, have been Assistant Portfolio Managers since 2006 and 2008, respectively. Messrs. Sassouni and Mintz do not have individual discretion over the assets of the fund(s) or of any other accounts.

Messrs. Sassouni and Mintz are paid a base salary and a bonus that is based on their individual performance as research analysts as well as their contribution to the results of Eagle's investment products.  In addition, they may receive additional compensation for their contributions as Assistant Portfolio Managers of the fund(s) and other similarly managed accounts.  Messrs. Sassouni and Mintz, along with all Eagle employees, receive benefits from Eagle’s parent company including a 401(k) plan, profit sharing, and Employee Stock Purchase Plan.  They also may receive an allocation of a portion of the incentive fee earned, if any, by EB Management I, LLC.

As of October 31, 2008, Mr. Sassouni owns between $1 and $10,000 of Mid Cap Growth’s shares. Mr. Mintz does not own any shares of Mid Cap Growth or Small Cap Growth.

In addition, each of the following subadvisers has provided information regarding its portfolio managers:

2)     Goldman Sachs Asset Management, L.P. (Capital Appreciation)

Steven M. Barry and David G. Shell manage Capital Appreciation’s investment portfolio.  Messrs. Barry and Shell are Chief Investment Officers (“CIOs”) and portfolio managers of the Goldman Sachs Asset Management, L.P. Growth Team.  All members of the Growth Team discuss their research analysis and recommendations at investment strategy meetings.  The entire Growth Team discusses and debates whether the business being presented meets the Growth Team's definition of a high-quality growth business and the attractiveness of the current valuation.  The team reaches a consensus on whether a business is worthy of a position in the portfolio.  The CIOs are accountable for all portfolio construction decisions and determine the appropriate weight for each investment.  Mr. Shell joined Goldman Sachs Asset Management, L.P. (“GSAM”) in January 1997 when it acquired Liberty Investment Management.  He was a senior portfolio manager at Liberty prior to the acquisition.  Mr. Shell began the strategy at Eagle in 1987.  Mr. Barry joined GSAM as a senior portfolio manager in 1999.

As of October 31, 2008, Messrs. Barry and Shell are responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	18	$5.5 billion
Other pooled investment vehicles	3	$116 million
Other accounts	322	$10.4 billion

In 10 of the 322 of the above “other” accounts, the advisory fee payable to GSAM is based upon the account’s performance and the assets managed that pay the fee are $1.8 billion.

Material Conflicts of Interest: GSAM portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than Capital Appreciation Fund (the “Fund”) and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross-trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be affected between the Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

Compensation: Each portfolio manager’s compensation consists of a base salary and a performance bonus. The performance bonus is tied to the Growth Team’s pre-tax performance for their clients and the Growth Team’s total revenues for the past year which, in part, is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures its performance on a market cycle basis which is typically measured over a three to seven year period, rather than being focused on short-term gains in its strategies or short-term contributions from a portfolio manager in any given year. The performance bonus for Portfolio Managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team’s performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio managers within the research process. The Growth Teams’ benchmarks for evaluation purposes include the S&P 500 Index and the Russell 1000® Growth Index.

The Growth Team also considers each portfolio manager’s individual performance, his or her contribution to the overall performance of the strategy long-term and his/her ability to work as a member of the Team. GSAM and the Growth Team’s compensation may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. and anticipated compensation levels among competitor firms.

In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

As of October 31, 2008, Mr. Shell owns between $100,001 and $500,000 and Mr. Barry owns no Fund shares.

3)     Thornburg Asset Management, Inc. (Growth & Income)

William V. Fries, CFA, has been responsible for the day-to-day management of the investment portfolio since July 2001. Mr. Fries has been a Managing Director and Portfolio Manager at Thornburg since 1995. Cliff Remily, CFA, has been Co-Portfolio Manager and responsible for the day-to-day management of the investment portfolio since January 2009. Mr. Remily joined Thornburg in 2006 as an Equity Research Analyst. Prior to joining Thornburg, he served as an Equity Analyst for Brandes Investment Partners from 2005 to 2006 and for Zacks Investment Research from 2004 to 2005.

As of October 31, 2008, Mr. Fries was responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	17	$21.389 billion
Other pooled investment vehicles	9	$1.584 billion
Other accounts	4,030	$6.312 billion

In 1 of the 4,030 of the above “other” accounts, the advisory fee payable to Thornburg is based upon the account’s performance and the assets managed that pay the fee are $73.0 million.

As of December 31, 2008, Mr. Remily was not responsible for the day-to-day management of any accounts.

     Material Conflicts of Interest: Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the portfolio manager’s management of the fund’s investments and the manager’s management of other accounts. These conflicts could include:

•	Allocating a favorable investment opportunity to one account but not another.
•	Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.
•	Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.
•	Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

Thornburg has informed Growth & Income that it has considered the likelihood that any material conflicts of interest could arise between the portfolio manager’s management of the fund’s investments and the portfolio manager’s management of other accounts. Thornburg has also informed the fund that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Compensation: The compensation of the portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective.

Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the portfolio manager and all other expenses related to supporting the accounts managed by the portfolio manager, including the fund; multiple year historical total return of accounts managed by the portfolio manager, including the fund, relative to market performance and similar funds; single year historical total return of accounts managed by the portfolio manager, including the fund, relative to market performance and similar funds; the degree of sensitivity of the portfolio manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the portfolio manager’s compensation with respect to the fund and other accounts managed by the portfolio manager, except that certain accounts managed by the portfolio manager may have no income or capital gains tax considerations. To the extent that the portfolio manager realizes benefits from capital appreciation and dividends paid to shareholders of the investment manager, such benefits accrue from the overall financial performance of the investment manager.

As of October 31, 2008 and December 31, 2008, respectively, neither Mr. Fries nor Mr. Remily owned any shares of the fund.

4)     Artio Global Management LLC (International Equity)

   Rudolph-Riad Younes, CFA, Head of International Equities at Artio Global Management LLC, and Richard C. Pell, Chief Investment Officer and Chief Executive Officer of Artio Global Management LLC, have been responsible for the day-to-day management of the fund’s investment portfolio since July 2002.

Artio Global Management LLC (“Artio”) has provided the following information regarding the managers which is current as of October 31, 2008.

As of October 31, 2008, Mr. Pell is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	9	$22.085 billion
Other pooled investment vehicles	11	$7.112 billion
Other accounts	83	$11.325 billion

In 4 of the 83 of the above “other” accounts, the advisory fee payable to Artio is based upon the account’s performance and the assets managed that pay the fee are $1.008 billion.

As of October 31, 2008, Mr. Younes is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	9	$20.937 billion
Other pooled investment vehicles	12	$7.239 billion
Other accounts	90	$11.682 billion

In 4 of the 90 of the above “other” accounts, the advisory fee payable to Artio is based upon the account’s performance and the assets managed that pay the fee are $1.008 billion.

     Material Conflicts of Interest: As Messrs. Younes and Pell share in the profits of Artio, the conflict is that these portfolio managers may have an incentive to allocate securities preferentially to the accounts where Artio might share in investment gains. In addition, they may have an incentive to allocate securities preferentially to the accounts for which Artio receives higher investment advisory fees based on the assets under management. In order to address these potential conflicts, Artio’s investment decision-making and trade allocation policies and procedures are designed to ensure that none of Artio’s clients are disadvantaged in Artio’s management of accounts. Additionally, Artio’s internal controls are tested on a routine schedule as part of the firm's Compliance Monitoring Program.

     Compensation: Messrs. Younes and Pell are compensated via a methodology that uses a compensation of fixed compensation, compensation based on performance and compensation based on tenure. The fixed portion of their compensation includes salary, profit sharing and deferred compensation. The performance component is comprised of an annual bonus and the tenured portion is comprised of the employee stock purchase plan, the 401(k) plan and various retirement plans. The performance portion utilizes the MSCI EAFE® Index and the MSCI ACWI ex-US® Index as the appropriate benchmarks for the International Equity product. There is no difference in the methodology of compensating the managers with any of the accounts listed as “other accounts” in the above paragraphs.

     As of October 31, 2008, Messrs. Younes and Pell do not own any shares of the fund.

F.     Portfolio Turnover and Brokerage Practices

   Each fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. Thus, the turnover rate may vary greatly from year to year or during periods within a year. A fund’s portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that

 50

period. A 100% turnover rate would occur if all the securities in a fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The following table shows the turnover rate for each fund for the periods shown:

Fund	11/1/07-10/31/08	11/1/06-10/31/07
Capital Appreciation	61%	62%
Growth & Income	64%	63%
International Equity	115%	56%
Large Cap Core	43%	45%
Mid Cap Growth	141%	98%
Mid Cap Stock	176%	185%
Small Cap Core Value	N/A	N/A
Small Cap Growth	51%	64%

Eagle or the subadvisers, as applicable, are responsible for the execution of each fund’s portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that a fund necessarily will be paying the lowest commission or spread available. Rather, each fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker’s facilities and any risk assumed by the executing broker.

It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, the subadvisers may give consideration to research, statistical and other services furnished by brokers or dealers, and to potential access to initial public offerings (“IPOs”) that may be made available by such broker-dealers. In addition, Eagle or the subadvisers, as applicable, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that Eagle or the subadvisers determine in good faith that such commission or spread is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to the subadvisers in connection with services to clients other than the funds. A fund also may purchase and sell portfolio securities to and from dealers who provide it with research services. However, portfolio transactions will not be directed by the funds to dealers on the basis of such research services.

Eagle or the subadvisers, as applicable, may use an affiliated broker-dealer, its affiliates or certain affiliates of Eagle as a broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to affiliates of Eagle will not exceed “usual and customary brokerage commissions.” Rule l7e-1 under the 1940 Act defines “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”

Eagle or the subadvisers, as applicable, also may select other brokers to execute portfolio transactions. In the OTC market, each fund generally deals with primary market makers unless a more favorable execution can otherwise be obtained. The following table shows the aggregate brokerage commissions paid for the periods shown.

Fund	11/1/07-10/31/08	11/1/06-10/31/07	9/1/06-10/31/06	9/1/05-8/31/06
Capital Appreciation Total Paid to Affiliate % to Affiliate % of transactions w/ Affiliate	$602,871 $0 0% 0%	$564,995 $6,744 1.2% 0.5%	$60,819 $3,056 5.0% 3.3%	$697,564 $0 0% 0%
			10/1/06-10/31/06	10/1/05-9/30/06
Growth & Income Total Paid to Affiliate % to Affiliate % of transactions w/ Affiliate	$98,905 $0 0% 0%	$108,937 $0 0% 0%	$9,529 $0 0% 0%	$100,259 $1,312 1.3% 0.56%
11/1/05-10/31/06
International Equity Total Paid to Affiliate % to Affiliate % of transactions w/ Affiliate	$602,804 $1,264 0.2% 0.1%	$620,910 $304 0.1% 0.03%		$392,555 $319 0.1% 0.07%
Large Cap Core Total Paid to Affiliate % to Affiliate % of transactions w/ Affiliate	$171,508 $0 0% 0%	$169,490 $0 0% 0%		$166,576 $0 0% 0%
Mid Cap Growth Total Paid to Affiliate % to Affiliate % of transactions w/ Affiliate	$497,346 $4,154 0.8% 0.9%	$418,658 $6,221 1.5% 0.6%		$656,252 $9,246 1.4% 0.97%

Mid Cap Stock Total Paid to Affiliate % to Affiliate % of transactions w/ Affiliate	$4,597,292 $73,531%1.6 0.9%	$5,174,926 $45,087 0.9% 0.5%		$4,654,992 $54,463 1.2% 1.28%
Small Cap Core Value Total Paid to Affiliate % to Affiliate % of transactions w/ Affiliate	N/A $0 0% 0%	N/A $0 0% 0%		N/A $0 0% 0%

Small Cap Growth Total Paid to Affiliate % to Affiliate % of transactions w/ Affiliate	$524,825 $14,052 2.7% 1.6%	$694,983 $5,289 0.8% 0.7%	$679,309 $68,764 10.1% 5.07%

           Each fund may not buy securities from, or sell securities to, an affiliate as principal. However, the Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby each fund may purchase securities that are offered in underwritings in which an affiliate is a participant. The Board will consider the ability to recapture fund expenses on certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the Financial Industry Regulatory Authority, Inc. and other self-regulatory organizations.

Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, each fund has expressly consented to the Distributor executing transactions on an exchange on its behalf.

           Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, Eagle, each subadviser and the Distributor have adopted Codes of Ethics (“Codes”). These Codes permit portfolio managers and other access persons of the applicable funds to invest in securities that may be owned by the funds, subject to certain restrictions. The Codes are on public file with, and may be obtained from, the Commission.

G.      Distribution of Shares

Distribution. Shares of each fund are offered continuously through EFD, a subsidiary of Eagle, and through other participating dealers or banks that have dealer agreements with the Distributor. The Distributor receives commissions consisting of that portion of the sales load remaining after the dealer concession is paid to participating dealers or banks. Such dealers may be deemed to be underwriters pursuant to the 1933 Act. The Distributor and financial intermediaries or banks with whom the Distributor has entered into dealer agreements offer shares of each fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. In this connection, the Distributor makes distribution and servicing payments to participating financial intermediaries.

Distribution Agreement. Each fund had adopted a distribution agreement pursuant to which the Distributor bears the cost of making information about each fund available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Distributor also pays service fees to dealers for providing personal services to shareholders and for maintaining shareholder accounts. Each fund pays the cost of registering and qualifying its shares under state and Federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

The distribution agreements may be terminated at any time on 60 days written notice without payment of any penalty by either party. Each fund may effect such termination by vote of a majority of the outstanding voting securities of a fund or by vote of a majority of the Independent Trustees. For so long as either Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

Rule 12b-1 Distribution Plan. Each fund has adopted a distribution plan under Rule 12b-1 for each class of shares (each a “Plan” and collectively the “Plans”). These Plans permit a fund to pay the Distributor the monthly distribution and service fee (“12b-1 fee”) out of the fund’s net assets to finance activity that is intended to result in the sale and retention of each class of shares. The funds used all Class A, Class C and Class R-3 12b-1 fees to pay the Distributor. Each Plan was approved by the Board, including a majority of the Independent Trustees. In approving such Plans, the Board determined that there is a reasonable likelihood that each fund and its shareholders will benefit from each Plan. Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of a class of a fund. The Board reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose. Any change in a Plan that would increase materially the distribution cost to a class requires shareholder approval of that class.

The Distribution Agreements and each Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose. If a Plan is terminated, the obligation of a fund to make payments to the Distributor pursuant to the Plan will cease and the fund will not be required to make any payment past the date the Plan terminates.

           Eagle has entered into agreements with the Distributor and other financial intermediaries to provide certain services on behalf of the funds. Such services include, but are not limited to, account opening, record retention, processing cash receipts from and disbursements to shareholders and preparing account statements. The Distributor’s role is that of an underwriter and it serves only as an agent for accepting shareholder instructions and does not maintain brokerage accounts for any shareholders. As compensation, Eagle pays from its own resources, a service fee of up to 0.25% of average daily net assets of each fund to the Distributor and other broker-dealers.

As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class A shares and in connection with personal services rendered to Class A shareholders and the maintenance of Class A shareholder accounts, each fund of the Series Trust may pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. Capital Appreciation Fund and Growth & Income Fund may pay the Distributor distribution and service fees of up to 0.50% of that fund’s average daily net assets attributable to Class A shares of that fund. Currently, each fund pays the Distributor a fee of up to 0.25% of its average daily net assets attributable to Class A shares. These fees are computed daily and paid monthly. The Distributor, on Class C shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker-dealer at the time of purchase.

As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class C shares and in connection with personal services rendered to Class C shareholders and the maintenance of Class C shareholder accounts, each fund pays the Distributor a service fee of 0.25% and a distribution fee of 0.75% of that fund’s average daily net assets attributable to Class C shares. These fees are computed daily and paid monthly.

As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class R-3 shares and in connection with personal services rendered to Class R-3 shareholders and the maintenance of Class R-3 shareholder accounts, each fund offering Class R-3 shares pays the Distributor a service fee of 0.25% and a distribution fee of 0.25% of that fund’s average daily net assets attributable to Class R-3 shares. These fees are computed daily and paid monthly.

With respect to Class I and Class R-5 shares, the funds offering such shares do not currently pay the Distributor a 12b-1 fee.

The following table illustrates the amount of class specific 12b-1 fees paid by the funds to the Distributor for the fiscal year ended October 31, 2008.

Fund	Class A	Class C	R-3
Capital Appreciation	$1,229,468	$1,383,893	$1,578
Growth & Income	$214,839	$507,620	$0
International Equity	$354,599	$1,576,484	$0
Large Cap Core	$50,242	$136,425	$0
Mid Cap Growth	$299,119	$606,123	$0
Mid Cap Stock	$2,765,508	$3,409,639	$7,138
Small Cap Core Value	N/A	N/A	N/A
Small Cap Growth	$664,397	$878,729	$4,315

H.      Payments to Dealers.

                The Distributor may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with the Distributor during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be “underwriters” as that term is defined under the 1933 Act.

                The Financial Advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 fees discussed above. In addition to those payments, Eagle or one or more of its corporate affiliates (collectively, the “Affiliates”) may make additional cash payments to intermediaries in connection with the promotion and sale of shares of funds. Affiliates make these payments from their own resources, which in the case of the Distributor may include the retention of underwriting concessions and payments the Distributor receives under the Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial intermediary may receive payments under more than one or all categories. Many financial intermediaries that sell shares of funds receive one or more types of these cash payments. financial intermediaries negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Affiliates do not make an independent assessment of the cost of providing such services.

              In this context, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with one or more of the Affiliates.

               Revenue Sharing Payments. Affiliates make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of funds. The benefits that Affiliates receive when they make these payments include, among other things, placing funds on the financial intermediary's funds sales system, placing funds on the financial intermediary's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary's sales force or to the financial intermediary's management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including funds in its fund sales system (on its “sales shelf”). Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary.

             The revenue sharing payments Affiliates make may be calculated on sales of shares of funds (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of funds and Asset-Based Payments primarily create incentives to retain previously sold shares of funds in investor accounts. Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

            Administrative and Processing Support Payments. Affiliates also may make payments to certain financial intermediaries that sell fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% of average annual assets. Affiliates also may make payments to certain financial intermediaries that sell fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that Affiliates may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking or other recordkeeping fees, or one-time payments for ancillary services such as setting up funds on a financial intermediary's mutual fund trading systems. To the extent that these services replace services that would otherwise be provided by the funds’ transfer agent or would otherwise be a direct obligation of the funds, the funds may reimburse an Affiliate for these payments as a transfer agent out-of-pocket expense.

           Other Cash Payments. From time to time, Affiliates, at their expense, may provide additional compensation to financial intermediaries which sell or arrange for the sale of shares of the funds. This additional compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as Financial Industry Regulatory Authority, Inc. Affiliates make payments for entertainment or other events they deem appropriate, subject to Affiliate guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship. Such compensation provided by Affiliates may include financial assistance to financial intermediaries that enable Affiliates to

•	participate in an/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees,
•	client entertainment, client and investor events, and other financial intermediary-sponsored events, and
•	travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips.

          Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of funds or retain shares of funds in their clients' accounts, Affiliates benefit from the incremental management and other fees paid to Affiliates by the funds with respect to those assets.

         In certain cases these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this SAI. You can ask your financial intermediary about any payments it receives from Affiliates or the funds, as well as about fees and/or commissions it charges.

           I.      Additional Services to the Funds

    Transfer Agent and Fund Accounting Services. EFS is the transfer and dividend disbursing agent for each fund and provides certain shareholder servicing activities for customers of the funds. In addition, EFS is the fund accountant for each fund except International Equity. State Street Bank & Trust Company is the fund accountant for International Equity. Each fund pays directly for fund accounting and transfer agent services. EFS is an affiliate of Eagle.

The following table shows the fees paid to EFS as the Transfer Agent for each of the indicated periods for all funds:

	Transfer Agent Fees Paid
Fund	11/1/07-10/31/08	11/1/06-10/31/07	9/1/06-10/31/06	9/1/05-8/31/06
Capital Appreciation	$889,053	$760,184	$130,880	$652,963
			10/1/06-10/31/06	10/1/05-9/30/06
Growth & Income	$181,034	$161,256	$12,637	$159,255
				11/1/05-10/31/06
International Equity	$296,947	$238,876		$167,557
Large Cap Core	$346,369	$301,118		$165,039
Mid Cap Growth	$244,952	$272,465		$280,915
Mid Cap Stock	$2,422,228	$2,004,942		$1,384,265
Small Cap Core Value	N/A	N/A		N/A
Small Cap Growth	$618,710	$592,078		$441,236

The following table shows the fees paid to EFS as the fund accountant for each of the indicated periods for all funds except International Equity:

	Fund Accounting Fees Paid
Fund	11/1/07-10/31/08	11/1/06-10/31/07	9/1/06-10/31/06	9/1/05-8/31/06
Capital Appreciation	$100,622	$99,324	$16,559	$92,633
			10/1/06-10/31/06	10/1/05-9/30/06
Growth & Income	$93,871	$95,542	$7,826	$93,964
				11/1/05-10/31/06
Large Cap Core	$98,121	$96,825		$94,352
Mid Cap Growth	$95,607	$96,540		$95,857
Mid Cap Stock	$100,422	$101,725		$96,252
Small Cap Core Value	N/A	N/A		N/A
Small Cap Growth	$100,420	$101,725		$96,352

           Custodian. State Street Bank and Trust Company, P.O. Box 1912, Boston, Massachusetts 02105, serves as custodian of each fund’s assets. The custodian also provides portfolio accounting and certain other services for the funds.

Legal Counsel. K&L Gates LLP, 1601 K Street NW, Washington, D.C. 20006, serves as counsel to the funds.

Independent Registered Certified Public Accounting Firm. PricewaterhouseCoopers LLP, 4221 W.

Boy Scout Blvd., Suite 200, Tampa, Florida, is the independent registered certified public accounting firm for the funds. The Financial Statements of the funds that appear in this SAI have been incorporated by reference into the SAI. The financial statements were audited by PricewaterhouseCoopers LLP, independent registered certified public accounting firm.

J.      Potential Liability

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of a fund. To protect its shareholders, each fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of a fund. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument each fund or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for a fund’s obligations, that fund is required to use its property to protect or compensate the shareholder. On request, a fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of a fund. Therefore, financial loss resulting from liability as a shareholder will occur only if a fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

     The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

APPENDIX A

INVESTMENT TYPES GLOSSARY

Equity Securities:

Common Stocks. Common stocks represent the residual ownership interest in the issuer. They are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations, including preferred stock, are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, increases as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Please see the discussion of “Investment Grade/Lower Rated Securities” below for additional information.

Preferred Stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Real Estate Investment Trusts (“REITs”). Equity REITs own real estate properties, and their revenue comes principally from rent. Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans. Hybrid REITs combine characteristics of both equity and mortgage REITs. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

Warrants and Rights. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Debt Securities:

Debt Securities. The market value of debt securities is influenced primarily by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors that could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an increase in the Federal budget deficit or an increase in the price of commodities such as oil.

Fixed and Floating Rate Loans. Fixed and floating rate loans (“Loans”) are loans arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). Loans may be in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). These investments are considered to be investments in debt securities.

Brady Bonds. Brady Bonds, which are debt securities, generally denominated in U.S. dollars, are issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders, as well as multilateral institutions, such as the International Bank for Reconstruction and Development (the “World Bank”) and the International Monetary Fund (the “IMF”). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds (“Brady Bonds”). Brady Bonds also may be issued with respect to new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements, which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. These arrangements with the World Bank and/or the IMF require debtor nations to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country’s economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt that carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time, and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan generally have borne interest computed semiannually at a rate equal to 13/16 of one percent above the then-current six month London Inter-Bank Offered Rate (“LIBOR”).

Foreign Debt Securities. A foreign debt security may have fixed and floating rate income securities (including emerging market securities), all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S.

Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated).

Investment Grade/Lower Rated Securities:

Investment Grade Securities. Investment grade securities include securities rated BBB or above by Standard & Poor’s (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, are deemed to be of comparable quality by a fund’s portfolio manager.

Lower Rated / High Yield Securities. Lower rated/high-yield securities are securities rated below investment grade, i.e., rated below BBB or Baa by S&P and Moody’s, respectively, or unrated securities determined to be below investment grade by its portfolio manager. These securities are commonly referred to as “high yield securities” and are deemed to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. These securities are subject to specific risks that may not be present with investments of higher grade securities.

Short-Term Money Market Instruments:

            Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Maturities on bankers’ acceptances that are eligible for purchase usually range from 20 to 180 days but may extend for longer periods.

Certificates of Deposit (“CDs”). CDs available for investment by the funds are issued by domestic institutions with assets in excess of $1 billion. The FDIC is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current Federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper.  Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See Appendix B for a description of commercial paper ratings.

Repurchase and Reverse Repurchase Agreements:

Repurchase Agreements. A repurchase agreement is a transaction in which a fund purchases securities and commits to resell the securities to the original seller at an agreed upon date. The resale price reflects a market rate of interest that is unrelated to the coupon rate or maturity of the purchased securities.

Reverse Repurchase Agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a mutually agreed to price. If required, at the time a fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest).

U.S. Government and Zero Coupon Securities:

           U.S. Government Securities. U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchases certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates.

Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value, which discount rate varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

           Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities. Pay-in-kind bonds may also be issued by a wide variety of corporate and governmental issuers.

Foreign Securities Exposure:

Depositary Receipts. Sponsored or unsponsored European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), Special Drawing Rights (“SDRs”) or other similar securities represent interests in or convertible into securities of foreign issuers (collectively, “Depositary Receipts”). Depositary Receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted and are subject to foreign securities risks, as discussed below.

EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are issued globally for trading in non-U.S. securities markets and evidence a similar ownership arrangement.

Euro/Yankee Bonds. International Equity may invest in dollar-denominated bonds issued by foreign branches of domestic banks (“Eurobonds”) and dollar-denominated bonds issued by a U.S. branch of a foreign bank and sold in the United States (“Yankee bonds”).

Eurodollar Certificates. Growth & Income may purchase CDs issued by foreign branches of domestic and foreign banks. Domestic and foreign Eurodollar certificates, such as CDs and time deposits, may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation or governmental regulation.

American Depositary Receipts (“ADRs”):

Sponsored and unsponsored ADRs are receipts that represent interests in, or are convertible into, securities of foreign issuers. These receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted.

ADRs may be purchased through “sponsored” or “unsponsored” facilities and also include New York Shares (“NYRs”). A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For purposes of certain investment limitations, ADRs are considered to be foreign securities and are subject to many of the risks inherent in investing in foreign securities, as discussed previously.

Hedging Instruments - Futures, Forwards, Options and Hedging Transactions:

General Description. Certain financial instruments (“Hedging Instruments”), include futures contracts (sometimes referred to as “futures”), options, options on futures and forward currency contracts, to attempt to hedge the fund’s investment portfolio as discussed below.

Hedging strategies can be broadly categorized as “short hedges” and “long hedges.” A short hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund’s investment portfolio. Thus, in a short hedge, a fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. A long hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged.

Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Hedging Instruments on indices may be used to hedge broad market sectors.

Options:

Options may include options on securities, equity and debt indices and currencies.

Characteristics of Options Trading. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

Futures and Options on Futures:

Guidelines and Characteristics of Futures and Options on Futures Trading. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

Stock Index Futures. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

The risk of imperfect correlation between movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund’s portfolio diverges from the securities included in the applicable index. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures contracts, a fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities is more than the historical volatility of the stock index. It is also possible that, where a fund has sold futures contracts to hedge its securities against decline in the market, the market may advance and the value of securities held by the fund may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices upon which the futures contracts are based.

Where stock index futures contracts are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in securities in an orderly fashion, it is possible that the market may decline instead. If a fund then concludes not to invest in securities at that time because of concern as to possible further market decline for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Forward Currency Contracts. A forward currency contract involves an obligation of a fund to purchase or sell specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

Forward currency transactions may serve as long hedges – for example, a fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that it intends to acquire. Forward currency contract transactions also may serve as short hedges – for example, a fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or from a dividend or interest payment on a security denominated in a foreign currency.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Combined Transactions. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund’s options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, and increasing turnover; although such exercise is within the fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars:

A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential between or among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of a reference index. The purchaser of a cap is entitled to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchaser of a floor is entitled to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate of amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Options on Swap Agreements:

A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swap options. Depending on the terms of a particular option agreement, the fund may incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a swap option, upon the exercise of the option, the fund will become obligated according to the terms of the underlying agreement.

Index Securities:

Index Securities. Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”), but are traded on an exchange like shares of common stock. The value of Index Securities fluctuates in relation to changes in the value of the underlying portfolio of securities. However, the market price of Index Securities may not be equivalent to the pro rata value of the index it tracks. Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks.

APPENDIX B

SHORT-TERM RATINGS

     The rating services’ descriptions of commercial paper ratings in which the fund may invest are:

Description of Moody’s Investors Service, Inc. Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Description of Standard & Poor’s Short-Term Issue Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings are based, in varying degrees, on the following considerations:

·	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
·	Nature of and provisions of the obligation;
·

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.

The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note: Dual Ratings. Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

LONG-TERM RATINGS

The rating services’ descriptions of corporate debt ratings in which the fund may invest are:

Description of Moody’s Investors Service, Inc. Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Description of Standard & Poor’s Long-Term Issue Credit Ratings

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note: BB, B, CCC, CC, and C. Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note: Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

APPENDIX C

FUND INVESTMENT SUMMARY

All investments are allowed with no specific limitation unless indicated otherwise and all percentage limitations are based on the fund’s total assets, unless otherwise specified.

Investment Type	Capital Apprec’n	Growth & Income	Int’l Equity	Large Cap Core	Mid Cap Growth	Mid Cap Stock	Small Cap Core Value	Small Cap Growth
Equity
Equity Securities	•	>=65	>=80(1)	>=80(1)	>=65	•	>=80(1)	•
Common Stocks	65	•	•	•	•	>=80(1)	•	>=80(1)
Convertible Securities	•	•	•	•	•	•	•	•
Preferred Stock	•	•	•	•	•	•	•	•
REITs	•	•	•	•	•	•	•	•
Warrants	•	•	•	•	•	•	•	•
Rights	•	•	•	•	•	•	•	•
Debt
Debt Securities	•	•	•	•	•	•	•	•
Corporate Debt	•	•	•	•	•	•	•	•
Lower rated/High Yield (NET ASSETS)	|X|	•	<=10	|X|	<=5	<=5	<=5	<=5
Short-Term Instruments
Bankers Acceptances	•	•	•	•	•	•	•	•
Certificate of Deposit in institution w/assets greater than $1 billion	•	•	•	•	•	•	•	•
Commercial paper of P- 1 or P- 2 or A-1 and A-2	•	•	•	•	•	•	•	•
Repurchase Agreements(NET ASSETS)	<=20	<=20	<=20	<=20	<=20	<=20	<=20	<=20
Reverse Repurchase Agreements	•	•	•	•	•	•	•	•
U.S. Gov’t Securities	•	•	•	•	•	•	•	•
Zero Coupon Securities	|X|	•	|X|	|X|	|X|	|X|	•	|X|
Foreign Securities
Total Foreign Securities Exposure including ADRs	<=35(2)	<=35(2)	>=80	<=35(3)	<=35(3)	>=35(3)	<=35(3)	<=35(3)
ADRs	<=35(2)	<=35(2)	>=80	<=35(3)	<=35(3)	>=35(3)	<=35(3)	<=35(3)
Depositary receipts	•	•	•	•	•	•	•	•
Euro/Yankee Bonds	|X|	|X|	•	|X|	|X|	|X|	|X|	|X|
Eurodollar Certificates	|X|	|X|	|X|	|X|	|X|	|X|	|X|	|X|
Emerging markets	|X|	|X|	<=35	|X|	|X|	|X|	|X|	|X|
Hedging Instruments
Futures Contracts	•	•	•(5)	•(4)	•	•	•	|X|
Options Contracts	•	•(6)	•	•(4)	•	•	•	|X|
Forward Contracts(10)	•	•	•	•	•	•	•	|X|
Stock Index Futures	•	•	•	•	•	•	•	|X|
Foreign currency hedging options and futures	|X|	|X|	|X|	•	|X|	|X|	|X|	|X|

C-1

Investment Type	Capital Apprec’n	Growth & Income	Int’l Equity	Large Cap Core	Mid Cap Growth	Mid Cap Stock	Small Cap Core Value	Small Cap Growth
Foreign currency hedging futures	|X|	|X|	•	|X|	|X|	|X|	|X|	|X|
Forward Currency Contracts	•	•	•	•	•	•	•	|X|
Combined transactions with options, futures and forwards	•	•	•	•	•	•	•	|X|
Other
Swaps, Caps, Floors, Collars, Options on swaps	|X|	|X|	•	|X|	|X|	|X|	|X|	|X|
Forward Commitments	|X|	•	•	|X|	|X|	|X|	|X|	|X|
Illiquid Securities (NET ASSETS)	<=15	<=15	<=15	<=15	<=15	<=15	<=15	<=15
Investment Companies	<=5	<=5	<=5	<=5	<=5	<=5	<=5	<=5
Index Securities	•	•	•	•	•	•	•	•
When-Issued & Delayed Delivery Transactions	|X|	|X|	•	|X|	|X|	|X|	•	|X|
Loans of Portfolio Securities	•	•	•	•	•	•	•	•
Temporary Defensive Measures	<=100	<=100	<=100	<=100	<=100	<=100	<=100	<=100

Notes

•	No policy limitation on usage
|X|	Not allowed
1

International Equity invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of foreign issuers. Large Cap Core, Mid Cap Stock, Small Cap Core Value and Small Cap Growth each invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of large cap companies, mid cap companies, small cap companies and small cap companies, respectively.

2	Capital Appreciation and Growth & Income may invest up to 35% in foreign securities, including ADRs and other similar securities. Of that, no more than 30% can be in direct foreign ownership.
3

Each fund, except International Equity, may own up to 35% of foreign securities, including ADRs. Of that, no more than 15% can be in direct foreign ownership (excluding Capital Appreciation and Growth & Income, see footnote 2).

4	Large Cap Core may use options and futures on foreign currencies.
5	International Equity may purchase and sell only currency and stock index futures for hedging or investment purposes.
6	Growth & Income may write covered calls. The aggregate value of the securities underlying call options (based on the lower of the option price or market) may not exceed 50% of the fund’s net assets.

C-2

EAGLE CAPITAL APPRECIATION FUND

PART C. OTHER INFORMATION

Item 23.          Exhibits

(a)		Amended and Restated Declaration of Trust [4]
(b)		Amended and Restated By-laws [4]
(c)		Shareholders' rights are contained in Articles III, VIII, X and XI of the Registrant’s Declaration of Trust and Articles III, V, VI and X of the Registrant’s By-laws
(d)	(i)	Form of Investment Advisory Agreement between Registrant and Eagle Asset Management, Inc. (“Eagle”) [4]
	(ii)	Form of Subadvisory Agreement between Eagle and Goldman Sachs Asset Management L.P. [4]
	(iii)	Form of Expense Limitation Agreement between Registrant and Eagle – filed herewith
(e)		Form of Distribution Agreement between Registrant and Eagle Fund Distributors, Inc. [4]
(f)		Bonus, profit sharing or pension plans - none
(g)	(i)	Custodian Agreement [1]
	(ii)	Amended Fee Schedule to the Custodian Aggrement [2]
	(iii)	Form of Addendum to Custodian Agreement [4]
(h)	(i)	Form of Transfer Agency and Service Agreement between Registrant and Eagle Fund Services, Inc. ("EFS") [4]
	(ii)	Form of Accounting and Pricing Service Agreement [4]
	(iii)	Form of Administration Agreement [4]
(i)		Opinion and consent of counsel – filed herewith
(j)		Consent of Independent Registered Certified Public Accounting Firm – filed herewith
(k)		Financial statements omitted from prospectus – none
(l)		Letter of investment intent [1]
(m)	(i)	Class A Distribution Plan [4]
	(ii)	Class C Distribution Plan [4]
	(iii)	Class I Distribution and Service Plan [4]
	(iv)	Class R-3 Distribution and Service Plan [4]
	(v)	Class R-5 Distribution and Service Plan [4]
(n)		Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 [4]
(p)	(i)	Code of Ethics for Eagle Asset Management, Inc., Eagle Fund Distributors, Inc., Eagle Fund Services, Inc. and Eagle Mutual Funds [4]
	(ii)	Code of Ethics for Goldman Sachs Asset Management Inc. [3]
Other Exhibits
Powers of Attorney [4]

__________________________

[1]	Incorporated by reference from Post-Effective Amendment No. 12 to the Registration Statement of the Trust, SEC File No. 002-98634, filed previously on December 28, 1995.
[2]	Incorporated by reference from Post-Effective Amendment No. 29 to the Registration Statement of the Trust, SEC File No. 002-98634, filed previously on October 31, 2005.
[3]	Incorporated by reference from Post-Effective Amendment No. 30 to the Registration Statement of the Trust, SEC File No. 002-98634, filed previously on December 29, 2005.
[4]	Incorporated by reference from Post-Effective Amendment No. 34 to the Registration Statement of the Trust, SEC File No. 002-98634, filed previously on December 23, 2008.

Item 24.     Persons Controlled by or under Common Control with Registrant

None.

Item 25.     Indemnification

Article XI, Section 2 of the Trust’s Declaration of Trust provides that:

(a)     Subject to the exceptions and limitations contained in Section (b) below:

(i)     every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)     the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)     No indemnification shall be provided hereunder to a Covered Person:

(i)     who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)     in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

(c)     The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)     Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

(i)     such Covered Person shall have provided appropriate security for such undertaking,

(ii)     the Trust is insured against losses arising out of any such advance payments or

(iii)     either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

Paragraph 8 of the Investment Advisory Agreement provides that Eagle shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Series in connection with the matters to which the Advisory Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Eagle, who may be or become an officer, Board member, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Eagle even though paid by it.

Paragraph 9 of the Subadvisory Agreement provides that, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties hereunder, the Subadviser shall not be subject to any liability to the Manager, the Trust or their directors, Trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services hereunder. However, the Subadviser shall indemnify and hold harmless such parties from any and all claims, losses, expenses, obligations and liabilities (including reasonable attorneys fees) which arise or result from Subadviser’s willful misfeasance, bad faith, gross negligence or reckless disregard of its duties under the Subadvisory Agreement.

Paragraph 9 of the Distribution Agreement provides that the Trust agrees to indemnify, defend and hold harmless the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement. The Trust shall not indemnify the Distributor for certain conduct, including any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Trust for use in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement, Prospectus or Statement of Additional Information or necessary to make such information not misleading. The Distributor agrees that it shall look only to the assets of a particular Series, as applicable, and not to any other Series for satisfaction of any obligation created by this Section or otherwise arising under the Distribution Agreement.

Paragraph 12 of the Administration Agreement states that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Series in connection with the matters to which the Administration Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Administration Agreement. Any person, even though also an officer, partner, employee, or agent of the Administrator, who may be or become an officer, trustee, employee or agent of a Trust shall be deemed, when rendering services to any Trust or acting in any business of a Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Administrator even though paid by it.

Paragraph 13 of the Accounting and Pricing Services Agreement provides that the Trust agrees to indemnify and hold harmless EFS and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that EFS takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or (ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither EFS nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of EFS’s own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and be governed by the final adjudication of such issue.

Item 26.     I.     Business and Other Connections of Investment Adviser

Eagle Asset Management, Inc. (“Eagle”) is a Florida corporation and a registered investment adviser that offers investment management services. Eagle provides investment advisory services to all Funds of the Trust. Eagle’s offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33716. Information as to the directors and officers of Eagle is included in its current Form ADV filed with the SEC (File No. 801-21343). Raymond James Financial, Inc. (“RJF”) owns all shares of stock of Eagle.

II.     Business and Other Connections of Subadvisers

Goldman Sachs Asset Management, LP, 2502 Rocky Point Drive, Tampa, Florida 33607, is a separate operating division of Goldman Sachs & Co. (“GSAM”). GSAM is registered as an investment adviser. Information as to the officers and directors of GSAM is included in its current Form ADV filed with the SEC (File No. 801-37591).

Item 27.     Principal Underwriter

(a)     Eagle Fund Distributors, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33716, is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Eagle Capital Appreciation Fund, Eagle Growth & Income Fund, Heritage Income Trust and Eagle Series Trust. Eagle Asset Management, Inc. owns 75% of the shares of the stock of Eagle Fund Distributors.

(b)     The directors and officers of the Registrant’s principal underwriter are:

Name	Positions & Offices with Underwriter	Position with Registrant

Richard J. Rossi	President, Chairman and Director	None

Stephen G. Hill	Director	President

Richard B. Franz II	Senior Vice President, Treasurer, Chief Financial Officer, Financial Principal and Director	None

Maria L. Crater	Assistant Treasurer	None

Kevin Starnes	Sr. Vice President, Sales	None

Mathew J. Calabro	Chief Administrative Officer	Senior Vice President and Principal Executive Officer

Damian Sousa	Chief Compliance Officer	None

Steven B. Gilbert	Anti Money Laundering Officer, Compliance Officer, Privacy Officer	None

Stephen W. Faber	Corporate Counsel and Secretary	None

Deborah A. Malina	Assistant Secretary	Assistant Secretary

The business address for each of the above directors and officers is 880 Carillon Parkway, St. Petersburg, Florida 33716.

(c)     Not applicable.

Item 28.     Location of Accounts and Records

The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940, as amended (“1940 Act”) are maintained in the physical possession of the Trust’s Custodian through February 28, 1994, except that: Eagle and EFS maintain some or all of the records required by the 1940 Act; and the Subadviser will maintain some or all of the records required by the 1940 Act. Since March 1, 1994, all required records are maintained by Eagle and EFS at 880 Carillon Parkway, St. Petersburg, Florida 33716.

Item 29.     Management Services

None.

Item 30.     Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and certifies that it has duly caused this Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the day of February 27, 2009.

EAGLE CAPITAL APPRECIATION FUND

By:	/s/ Mathew J. Calabro
Mathew J. Calabro, Senior Vice President, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Stephen G. Hill Stephen G. Hill	President	February 27, 2009

/s/ Richard K. Riess* Richard K. Riess	Trustee	February 27, 2009

/s/ Keith B. Jarrett* Keith B. Jarrett	Trustee	February 27, 2009

/s/ C. Andrew Graham* C. Andrew Graham	Trustee	February 27, 2009

/s/ William J. Meurer* William J. Meurer	Trustee	February 27, 2009

/s/ James L. Pappas* James L. Pappas	Trustee	February 27, 2009

/s/ Deborah L. Talbot* Deborah L. Talbot	Trustee	February 27, 2009

/s/ Andrea N. Mullins Andrea N. Mullins	Principal Financial Officer	February 27, 2009

*By: /s/ Mathew J. Calabro Mathew J. Calabro, Attorney-In-Fact

EXHIBIT INDEX

Exhibit	Description
EX-99.d	Form of Expense Limitation Agreement between Registrant and Eagle
EX-99.i	Opinion and consent of counsel
EX-99.j	Consent of Independent Registered Certified Public Accounting Firm